2022 QUARTERLY REPORT
Russell Investment Funds
September 30, 2022
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 10
International Developed Markets Fund 24
Strategic Bond Fund 34
Global Real Estate Securities Fund 67
Notes to Schedules of Investments 72
Notes to Quarterly Report 74
Russell Investment Funds
Quarterly Report
September 30, 2022 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2022. All rights reserved.
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Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.1%
Consumer Discretionary - 16.0%
Advance Auto Parts, Inc. 2,439 381
Amazon.com, Inc.(Æ)(Û) 143,016 16,162
Autoliv , Inc. 8,229 548
AutoZone, Inc.(Æ)(Û) 886 1,897
Chegg , Inc.(Æ) 11,889 251
Comcast Corp. Class A 46,090 1,352
Costco Wholesale Corp. 9,753 4,607
Dillard's, Inc. Class A 618 169
Discovery Communications LLC(Æ) 64,668 744
Dollar General Corp. 6,213 1,490
Domino's Pizza, Inc. 1,352 419
DR Horton, Inc. 12,169 820
Expedia Group, Inc.(Æ)(Û) 6,632 621
FactSet Research Systems, Inc.(Û) 3,653 1,462
Ford Motor Co. 94,870 1,063
Garmin, Ltd. 7,007 563
General Motors Co. 68,159 2,187
Genuine Parts Co. 3,571 533
GMS, Inc.(Æ) 2,239 90
Goodyear Tire & Rubber Co. (The)(Æ) 11,962 121
Grand Canyon Education, Inc.(Æ) 3,100 255
Hilton Worldwide Holdings, Inc.(Û) 7,963 960
Home Depot, Inc. (The) 4,232 1,168
Lear Corp. 4,685 561
Lithia Motors, Inc. Class A 2,815 604
Live Nation Entertainment, Inc.(Æ) 16,847 1,281
Lowe's Cos., Inc. 5,729 1,076
Madison Square Garden Sports Corp. Class
A(Æ) 1,517 207
Marriott International, Inc. Class A 13,181 1,847
McDonald's Corp. 10,802 2,492
MercadoLibre , Inc.(Æ) 204 169
Netflix, Inc.(Æ)(Û) 7,316 1,722
Nike, Inc. Class B 30,838 2,563
Norton LifeLock , Inc.(Æ) 1,560 31
NVR, Inc.(Æ) 205 817
O'Reilly Automotive, Inc.(Æ)(Û) 2,944 2,070
Oxford Industries, Inc.(Û) 2,450 220
Penn National Gaming, Inc.(Æ) 53,374 1,468
PulteGroup, Inc. 16,315 612
SeaWorld Entertainment, Inc.(Æ) 1,795 82
Starbucks Corp. 27,072 2,281
Target Corp.(Û) 12,988 1,927
Tesla, Inc.(Æ)(Û) 22,459 5,958
Tractor Supply Co. 5,976 1,111
TripAdvisor, Inc.(Æ) 8,059 178
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,394 559
Walmart, Inc. 7,565 981
Walt Disney Co. (The)(Æ) 14,545 1,372
World Wrestling Entertainment, Inc. Class A 2,197 154
Zillow Group, Inc. Class A(Æ)(Û) 14,630 419
70,625
Consumer Staples - 4.8%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 8,592 214
Archer-Daniels-Midland Co. 10,495 844
Boston Beer Co., Inc. Class A(Æ) 812 263
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cal-Maine Foods, Inc. 2,040 113
Coca-Cola Co. (The) 37,942 2,125
Conagra Brands, Inc. 60,979 1,990
CVS Health Corp. 31,454 2,999
Estee Lauder Cos., Inc. (The) Class A 7,895 1,705
General Mills, Inc. 5,975 458
Haleon PLC Class W - ADR(Æ) 103,518 630
Hershey Co. (The)(Û) 7,433 1,639
Ingredion, Inc. 12,146 978
Kraft Heinz Foods Co. 8,658 289
Kroger Co. (The) 24,634 1,078
Monster Beverage Corp.(Æ) 5,497 478
PepsiCo, Inc. 7,381 1,205
Philip Morris International, Inc. 6,432 534
Procter & Gamble Co. (The) 12,022 1,518
Sprouts Farmers Market, Inc.(Æ) 10,054 279
Tyson Foods, Inc. Class A 20,178 1,330
Walgreens Boots Alliance, Inc. 20,628 648
21,317
Energy - 3.9%
Arch Resources, Inc. 649 77
BP PLC - ADR 41,519 1,185
Canadian Natural Resources, Ltd. 13,475 628
Chevron Corp. 16,933 2,433
CVR Energy, Inc. 4,293 124
EOG Resources, Inc. 4,569 510
Exxon Mobil Corp. 17,252 1,506
Kinder Morgan, Inc. 80,758 1,344
Marathon Petroleum Corp. 8,580 852
Occidental Petroleum Corp. 12,125 745
PBF Energy, Inc. Class A(Æ) 3,748 132
Phillips 66 11,151 900
Pioneer Natural Resources Co. 10,560 2,288
Shell PLC - ADR 20,546 1,022
Valero Energy Corp.(Û) 19,085 2,039
Warrior Met Coal, Inc. 7,109 202
Williams Cos., Inc. (The) 36,996 1,059
17,046
Financial Services - 15.7%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 20,495 868
Aflac, Inc. 12,803 720
Allstate Corp. (The)(Û) 8,303 1,034
American Express Co. 3,210 433
American Tower Corp.(ö) 2,939 631
Ameriprise Financial, Inc. 2,938 740
Apollo Global Management, Inc. 39,337 1,829
Assurant, Inc. 2,349 341
AvalonBay Communities, Inc.(ö) 1,384 255
AXA Equitable Holdings(Û) 13,244 349
Axis Capital Holdings, Ltd. 7,977 392
Bank of America Corp. 59,722 1,804
Bank of New York Mellon Corp. (The) 11,156 430
Berkshire Hathaway, Inc. Class B(Æ) 5,766 1,540
BlackRock, Inc. Class A 1,047 576
Brighthouse Financial, Inc.(Æ) 9,135 397
Brown & Brown, Inc. 6,668 403
Camden Property Trust(ö)(Û) 5,423 648

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capital One Financial Corp.(Û) 8,162 752
Cboe Global Markets, Inc. 2,667 313
CBRE Group, Inc. Class A 8,826 596
Charles Schwab Corp. (The) 20,512 1,474
Chubb, Ltd. 3,526 641
Citigroup, Inc. 74,283 3,095
CME Group, Inc. Class A 2,510 445
CNO Financial Group, Inc. 9,993 180
Comerica, Inc. 5,613 399
Crown Castle, Inc.(ö) 4,379 633
Cullen/Frost Bankers, Inc. 744 98
DiamondRock Hospitality Co.(ö) 20,388 153
Equinix , Inc.(ö) 815 464
Equity Commonwealth(ö) 8,068 197
Equity Residential(ö) 5,203 350
Evercore , Inc. Class A 4,258 350
Everest Re Group, Ltd.(Û) 1,648 433
Extra Space Storage, Inc.(ö) 1,768 305
First Industrial Realty Trust, Inc.(ö) 15,206 681
First Republic Bank 2,972 388
Gaming and Leisure Properties, Inc.(ö) 9,905 438
Globe Life, Inc.(Æ) 4,638 462
Goldman Sachs Group, Inc. (The) 3,754 1,100
Hartford Financial Services Group, Inc. 7,464 462
Highwoods Properties, Inc.(ö) 4,863 131
Host Hotels & Resorts, Inc.(ö)(Û) 35,939 571
Howard Hughes Corp. (The)(Æ) 6,903 382
Interactive Brokers Group, Inc. Class A(Û) 5,770 369
Intercontinental Exchange, Inc. 4,477 404
Invitation Homes, Inc.(ö) 9,380 317
Jackson Financial, Inc. Class A 8,597 239
JPMorgan Chase & Co. 31,100 3,251
Lamar Advertising Co. Class A(ö) 5,345 441
LPL Financial Holdings, Inc.(Û) 2,596 567
M&T Bank Corp. 1,614 285
Marsh & McLennan Cos., Inc. 2,460 367
MasterCard, Inc. Class A 24,314 6,914
Morgan Stanley 27,828 2,199
New York Community Bancorp, Inc. 78,924 673
Northern Trust Corp. 6,720 575
OneMain Holdings, Inc.(Æ) 3,931 116
PacWest Bancorp 10,009 226
Park Hotels & Resorts, Inc.(ö) 13,633 154
PNC Financial Services Group, Inc. (The) 2,667 399
Popular, Inc. 18,264 1,316
Progressive Corp. (The) 9,890 1,149
Prologis, Inc.(ö) 19,823 2,014
Public Storage(ö) 2,078 608
Raymond James Financial, Inc. 16,081 1,589
Reinsurance Group of America, Inc. Class A 13,907 1,750
RenaissanceRe Holdings, Ltd. 5,055 710
Rexford Industrial Realty, Inc.(ö) 6,133 319
RLJ Lodging Trust(ö) 13,300 135
Ryman Hospitality Properties, Inc.(ö) 1,893 139
SEI Investments Co. 6,370 312
SLM Corp. 25,618 358
Synchrony Financial(Û) 24,063 678
T. Rowe Price Group, Inc. 6,297 661
Texas Capital Bancshares, Inc.(Æ) 3,337 197
Travelers Cos., Inc. (The) 3,572 547
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Truist Financial Corp. 44,037 1,917
US Bancorp 21,649 873
Visa, Inc. Class A 8,314 1,477
Wells Fargo & Co. 61,473 2,472
Western Alliance Bancorp 4,424 291
Willis Towers Watson PLC(Æ) 5,012 1,007
WP Carey, Inc.(ö) 3,841 268
WR Berkley Corp. 21,763 1,405
Xenia Hotels & Resorts, Inc.(ö) 6,573 91
Zions Bancorp NA 14,018 712
69,374
Health Care - 13.4%
Abbott Laboratories 9,056 876
AbbVie, Inc. 24,655 3,309
Abiomed , Inc.(Æ) 5,700 1,400
Acadia Pharmaceuticals, Inc.(Æ) 8,238 135
Agilent Technologies, Inc. 7,159 870
Alignment Healthcare, Inc.(Æ) 1,800 21
Amgen, Inc. 3,064 691
Anthem, Inc.(Æ) 2,463 1,119
AstraZeneca PLC - ADR 10,761 590
BioCryst Pharmaceuticals, Inc.(Æ) 4,879 61
Biogen, Inc.(Æ) 3,118 833
Boston Scientific Corp.(Æ) 43,360 1,679
Bristol-Myers Squibb Co. 36,797 2,616
Cardinal Health, Inc. 14,102 940
Centene Corp.(Æ) 17,013 1,324
Cigna Corp. 4,662 1,294
Dentsply Sirona, Inc. 17,647 500
Edwards Lifesciences Corp.(Æ) 3,092 255
Eli Lilly & Co. 2,590 837
Exelixis , Inc.(Æ) 19,370 304
Gilead Sciences, Inc. 16,762 1,034
GSK Finance No. 3 PLC - ADR 28,911 851
Harmony Biosciences Holdings, Inc.(Æ) 3,971 176
HCA Healthcare, Inc.(Û) 11,549 2,122
Horizon Therapeutics PLC(Æ) 13,316 824
Humana, Inc.(Û) 3,430 1,664
Incyte Corp.(Æ)(Û) 10,845 723
Intuitive Surgical, Inc.(Æ) 2,879 540
Jazz Pharmaceuticals PLC(Æ) 6,289 838
Johnson & Johnson 12,780 2,088
McKesson Corp.(Û) 3,663 1,245
Medpace Holdings, Inc.(Æ) 1,595 251
Medtronic PLC 9,984 806
Merck & Co., Inc. 8,897 766
Moderna , Inc.(Æ) 4,611 545
Molina Healthcare, Inc.(Æ)(Û) 2,869 946
Pfizer, Inc. 44,330 1,940
PTC Therapeutics, Inc.(Æ) 2,902 146
Qiagen NV(Æ) 14,919 616
Regeneron Pharmaceuticals, Inc.(Æ) 2,003 1,380
Sarepta Therapeutics, Inc.(Æ)(Û) 5,398 597
Stryker Corp. 11,104 2,249
Thermo Fisher Scientific, Inc. 2,099 1,065
Ultragenyx Pharmaceutical, Inc.(Æ) 4,442 184
United Therapeutics Corp.(Æ) 4,568 956
UnitedHealth Group, Inc. 16,293 8,229
Veeva Systems, Inc. Class A(Æ) 6,848 1,129

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ)(Û) 5,415 1,568
Viatris , Inc.(Û) 122,337 1,043
West Pharmaceutical Services, Inc. 1,298 319
Zimmer Biomet Holdings, Inc. 7,077 740
Zoetis, Inc. Class A 15,175 2,250
59,484
Materials and Processing - 3.3%
Air Products & Chemicals, Inc. 1,489 347
Ball Corp. 12,249 592
Boise Cascade Co. 2,718 162
Celanese Corp. Class A 588 53
CF Industries Holdings, Inc.(Û) 5,882 566
Copart , Inc.(Æ) 16,519 1,757
Crown Holdings, Inc. 11,907 965
DuPont de Nemours, Inc. 14,539 733
Eastman Chemical Co. 14,670 1,042
Fastenal Co. 11,876 547
Freeport-McMoRan, Inc. 26,667 729
Huntsman Corp. 34,596 849
IAA, Inc.(Æ)(Û) 1,798 57
Linde PLC(Æ) 6,073 1,637
Louisiana-Pacific Corp. 7,683 393
Newmont Corp. 16,451 691
Nucor Corp. 5,270 564
PPG Industries, Inc. 7,300 808
Southern Copper Corp. 6,599 296
Trane Technologies PLC 7,404 1,072
Vulcan Materials Co. 4,335 684
Westlake Chemical Corp.(Û) 2,393 208
14,752
Producer Durables - 10.8%
3M Co. 6,760 747
Aerojet Rocketdyne Holdings, Inc.(Æ) 6,900 276
AGCO Corp.(Û) 6,328 609
Alaska Air Group, Inc.(Æ) 13,738 538
Allison Transmission Holdings, Inc. Class A 16,868 569
Ametek , Inc. 4,694 532
AO Smith Corp. 9,766 474
Automatic Data Processing, Inc. 1,848 418
Carlisle Cos., Inc. 967 271
CH Robinson Worldwide, Inc. 2,832 273
Cintas Corp. 1,009 392
CoStar Group, Inc.(Æ) 36,444 2,539
Cummins, Inc. 4,006 815
Deere & Co. 3,725 1,244
Delta Air Lines, Inc.(Æ) 28,717 806
Dover Corp. 4,852 566
Eaton Corp. PLC 18,102 2,415
Emerson Electric Co. 11,705 857
Encore Wire Corp. 3,365 389
Equifax, Inc. 7,980 1,368
Expeditors International of Washington, Inc. 14,791 1,306
FedEx Corp. 7,103 1,055
Fortive Corp.(Û) 20,164 1,176
Frontdoor , Inc.(Æ) 7,791 159
FTI Consulting, Inc.(Æ) 2,592 430
General Dynamics Corp. 4,195 890
Gentex Corp. 22,553 538
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Global Payments, Inc. 9,640 1,042
Hubbell, Inc. Class B 2,011 448
IDEX Corp. 1,663 332
Illinois Tool Works, Inc. 1,907 344
Insperity , Inc.(Û) 1,004 102
Itron , Inc.(Æ) 5,155 217
JB Hunt Transport Services, Inc. 2,407 377
Keysight Technologies, Inc.(Æ) 2,948 464
L3Harris Technologies, Inc. 2,956 614
Lamb Weston Holdings, Inc.(Û) 6,663 516
Landstar System, Inc. 7,764 1,121
Littelfuse , Inc. 2,193 436
Lockheed Martin Corp.(Û) 4,258 1,645
Magna International, Inc. Class A 8,549 405
MarketAxess Holdings, Inc. 2,707 602
Mettler -Toledo International, Inc.(Æ) 276 299
Moody's Corp. 1,907 464
Morningstar, Inc. 1,316 279
Murphy USA, Inc. 1,845 507
Nordson Corp. 2,133 453
Norfolk Southern Corp. 6,640 1,392
Northrop Grumman Corp. 2,494 1,173
Old Dominion Freight Line, Inc. 1,512 376
Oshkosh Corp. 4,062 286
PACCAR, Inc. 5,044 422
Paychex, Inc. 3,091 347
PayPal Holdings, Inc.(Æ) 25,719 2,214
Pentair PLC 13,196 536
Regal Rexnord Corp. 4,637 651
Republic Services, Inc. Class A(Û) 5,783 787
S&P Global, Inc. 6,502 1,985
Skyline Champion Corp.(Æ)(Û) 1,199 63
Snap-on, Inc. 3,482 701
Teledyne Technologies, Inc.(Æ) 1,654 558
Terex Corp. 2,219 66
Textron, Inc.(Û) 1,861 108
Travel + Leisure Co.(Æ) 5,883 201
Trimble Navigation, Ltd.(Æ) 6,567 356
Verisk Analytics, Inc. Class A 2,030 346
Vertiv Group Corp. 25,259 246
Vicor Corp.(Æ) 820 48
Vontier Corp. 43,812 732
Waste Management, Inc. 3,099 496
WW Grainger, Inc. 978 478
Xerox Holdings Corp. 26,708 349
Zebra Technologies Corp. Class A(Æ) 2,637 691
47,927
Technology - 28.6%
Accenture PLC Class A 14,148 3,639
Activision Blizzard, Inc. 4,269 317
Adobe, Inc.(Æ) 7,671 2,111
Advanced Micro Devices, Inc.(Æ) 24,634 1,561
Alphabet, Inc. Class A(Æ) 139,137 13,307
Alphabet, Inc. Class C(Æ)(Û) 24,332 2,339
Amphenol Corp. Class A 7,850 526
Analog Devices, Inc. 6,293 877
Apple, Inc.(Û) 141,352 19,533
Arista Networks, Inc.(Æ)(Û) 5,269 595
ASML Holding NV Class G 711 295

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlassian Corp. PLC Class A(Æ)(Û) 3,313 698
Avnet, Inc. 11,894 430
Booking Holdings, Inc.(Æ)(Û) 1,070 1,758
Box, Inc. Class A(Æ) 17,453 426
Broadcom, Inc. 1,442 640
Cadence Design Systems, Inc.(Æ) 4,570 747
CDW Corp. 2,869 448
Cirrus Logic, Inc.(Æ) 4,513 310
Cisco Systems, Inc. 32,431 1,297
Citrix Systems, Inc.(Š) 6,682 694
Cognizant Technology Solutions Corp.
Class A 13,357 767
CommVault Systems, Inc.(Æ) 6,079 322
Corteva , Inc.(Û) 20,172 1,153
Crowdstrike Holdings, Inc. Class A(Æ)(Û) 5,277 870
Dell Technologies, Inc. Class C 26,695 912
DigitalBridge Group, Inc. 6,040 76
DocuSign, Inc.(Æ) 9,140 489
Dropbox, Inc. Class A(Æ) 24,230 502
EPAM Systems, Inc.(Æ) 2,694 976
F5, Inc.(Æ) 3,843 556
Fair Isaac Corp.(Æ) 890 367
Fortinet, Inc.(Æ)(Û) 22,506 1,106
GoDaddy , Inc. Class A(Æ) 11,844 840
Guidewire Software, Inc.(Æ) 12,688 781
Hewlett Packard Enterprise Co.(Û) 85,469 1,024
HP, Inc.(Æ) 43,682 1,089
Impinj , Inc.(Æ) 720 58
Informatica , Inc. Class A(Æ) 2,491 50
Intel Corp. 59,522 1,534
International Business Machines Corp. 5,234 622
Intuit, Inc. 5,281 2,045
Jamf Holding Corp.(Æ) 2,325 52
Juniper Networks, Inc. 25,991 679
Lam Research Corp. 1,559 571
Leidos Holdings, Inc. 6,333 554
Lyft, Inc. Class A(Æ) 31,723 418
Meta Platforms, Inc. Class A(Æ)(Û) 39,325 5,335
Micron Technology, Inc.(Û) 53,373 2,674
Microsoft Corp.(Û) 110,679 25,777
NetApp, Inc.(Û) 24,725 1,530
New Relic, Inc.(Æ) 4,591 263
Nutanix , Inc. Class A(Æ) 25,038 522
NVIDIA Corp. 7,319 888
NXP Semiconductors NV 12,145 1,792
Oracle Corp. 10,901 666
Palo Alto Networks, Inc.(Æ)(Û) 7,207 1,180
Pegasystems , Inc. 7,867 253
Pure Storage, Inc. Class A(Æ) 14,092 386
Qorvo , Inc.(Æ) 6,708 533
Qualys , Inc.(Æ) 1,833 256
RingCentral, Inc. Class A(Æ) 3,854 154
Roper Technologies, Inc. 1,910 687
Salesforce, Inc.(Æ) 10,922 1,571
Semtech Corp.(Æ) 7,853 231
Skyworks Solutions, Inc. 6,863 585
Smartsheet , Inc. Class A(Æ) 5,208 179
Snap, Inc. Class A(Æ)(Û) 22,196 218
Sonos , Inc.(Æ)(Û) 11,077 154
Splunk , Inc.(Æ) 7,114 535
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synopsys, Inc.(Æ) 2,112 645
Tenable Holdings, Inc.(Æ) 5,798 202
Teradyne, Inc.(Û) 27,417 2,060
Texas Instruments, Inc. 12,982 2,009
Tyler Technologies, Inc.(Æ) 1,042 362
Uber Technologies, Inc.(Æ) 23,661 627
Unity Software, Inc.(Æ)(Ñ) 16,182 516
Verint Systems, Inc.(Æ) 8,358 281
VeriSign, Inc.(Æ)(Û) 5,272 916
Western Digital Corp.(Æ)(Û) 16,615 541
Wix.com, Ltd.(Æ) 4,424 346
Yelp, Inc. Class A(Æ) 7,012 238
Zscaler , Inc.(Æ) 2,896 476
126,549
Utilities - 4.6%
Ameren Corp.(Û) 5,983 482
APA Corp.(Û) 17,526 599
AT&T, Inc. 105,461 1,618
Baker Hughes Co. 44,991 943
Cheniere Energy, Inc.(Û) 7,887 1,309
ConocoPhillips Co. 19,608 2,007
DTE Energy Co. 6,765 778
Edison International 17,214 974
Exelon Corp. 23,801 892
FirstEnergy Corp. 23,466 868
NextEra Energy, Inc. 33,072 2,593
NRG Energy, Inc. 10,374 397
Pinnacle West Capital Corp. 6,563 423
T-Mobile US, Inc.(Æ) 17,555 2,355
UGI Corp. 19,581 633
Verizon Communications, Inc. 57,720 2,192
Vistra Corp. 20,151 423
Xcel Energy, Inc. 15,678 1,003
20,489
Total Common Stocks
(cost $423,853) 447,563
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 16,171,558 (∞) 16,167
Total Short-Term Investments
(cost $16,166) 16,167
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 512,710 (∞)
513
Total Other Securities
(cost $513) 513
Total Investments - 104.9%
(identified cost $440,532) 464,243
Securities Sold Short - (4.9)%
Consumer Discretionary - (0.9)%
Advanced Energy Industries, Inc. (2,332) (181)
Altice USA, Inc. Class A(Æ) (26,219) (153)
American Eagle Outfitters, Inc. (13,007) (127)
Asbury Automotive Group, Inc.(Æ) (1,225) (185)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Caesars Entertainment, Inc.(Æ) (5,974) (193)
Callaway Golf Co.(Æ) (16,860) (325)
CarMax, Inc.(Æ) (4,688) (309)
Carvana Co.(Æ) (11,540) (234)
DISH Network Corp. Class A(Æ) (18,536) (256)
Floor & Decor Holdings, Inc. Class A(Æ) (4,045) (284)
H&R Block, Inc. (9,462) (402)
Hilton Grand Vacations, Inc.(Æ) (4,467) (147)
LGI Homes, Inc.(Æ) (1,215) (99)
Liberty Broadband Corp. Class A(Æ) (230) (17)
Mister Car Wash, Inc.(Æ) (21,550) (185)
Omnicom Group, Inc. (6,120) (386)
Pool Corp. (1,215) (387)
Rocket Lab USA, Inc.(Æ) (10,681) (43)
TechTarget , Inc.(Æ) (2,383) (141)
(4,054)
Consumer Staples - (0.2)%
Energizer Holdings, Inc. (1,513) (38)
Freshpet , Inc.(Æ) (8,471) (424)
MGP Ingredients, Inc. (2,581) (274)
(736)
Energy - (0.3)%
Cabot Oil & Gas Corp. (16,193) (423)
Green Plains, Inc.(Æ) (3,365) (98)
Pioneer Natural Resources Co. (1,862) (403)
Southwestern Energy Co.(Æ) (31,021) (190)
Sunnova Energy International, Inc.(Æ) (1,993) (44)
Sunrun , Inc.(Æ) (9,484) (262)
(1,420)
Financial Services - (0.8)%
Apollo Global Management, Inc. (8,633) (401)
Arbor Realty Trust, Inc.(ö) (12,871) (148)
Berkshire Hathaway, Inc. Class B(Æ) (416) (111)
Blackstone Group, Inc. (The) Class A (4,392) (368)
Carlyle Group, LP (11,500) (297)
Citigroup, Inc. (4,865) (203)
Easterly Government Properties, Inc.(ö) (8,360) (132)
Focus Financial Partners LLC Class A(Æ) (1,484) (47)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (5,900) (177)
Kite Realty Group Trust(ö) (13,996) (241)
KKR & Co., Inc. Class A (8,626) (371)
Omega Healthcare Investors, Inc.(ö) (7,989) (236)
Progyny , Inc.(Æ) (2,840) (105)
Realty Income Corp.(ö) (6,211) (361)
SoFi Technologies, Inc.(Æ) (3,714) (18)
Trupanion , Inc.(Æ) (3,161) (188)
VICI Properties, Inc.(ö) (12,579) (375)
(3,779)
Health Care - (0.7)%
AdaptHealth Corp.(Æ) (8,970) (168)
Agiliti , Inc.(Æ) (3,500) (50)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alnylam Pharmaceuticals, Inc.(Æ) (1,901) (381)
ICU Medical, Inc.(Æ) (2,539) (382)
iRhythm Technologies, Inc.(Æ) (864) (108)
Karuna Therapeutics, Inc.(Æ) (536) (121)
Option Care Health, Inc.(Æ) (6,954) (219)
Patterson Cos., Inc. (8,132) (195)
PerkinElmer, Inc. (3,087) (371)
Regeneron Pharmaceuticals, Inc.(Æ) (547) (377)
Repligen Corp.(Æ) (2,131) (399)
Thermo Fisher Scientific, Inc. (749) (380)
Twist Bioscience Corp.(Æ) (2,916) (103)
(3,254)
Materials and Processing - (0.3)%
International Flavors & Fragrances, Inc. (3,935) (357)
KAR Auction Services, Inc.(Æ) (12,800) (143)
Quaker Chemical Corp. (2,020) (292)
RBC Bearings, Inc.(Æ) (1,797) (374)
(1,166)
Producer Durables - (0.7)%
Affirm Holdings, Inc.(Æ) (1,693) (32)
ASGN, Inc.(Æ) (2,059) (186)
CoStar Group, Inc.(Æ) (3,804) (265)
Danaher Corp. (1,497) (387)
Fox Factory Holding Corp.(Æ) (2,610) (206)
FTI Consulting, Inc.(Æ) (1,694) (281)
GATX Corp. (3,938) (335)
LCI Industries (1,869) (190)
Maximus, Inc. (6,541) (378)
Plug Power, Inc.(Æ) (1,667) (35)
Raytheon Co.(Æ) (4,605) (377)
Teledyne Technologies, Inc.(Æ) (1,112) (375)
(3,047)
Technology - (0.8)%
Amphenol Corp. Class A (5,438) (364)
Appian Corp. Class A(Æ) (1,045) (43)
AppLovin Corp. Class A(Æ) (10,567) (206)
Aspen Technology, Inc.(Æ) (128) (31)
Bentley Systems, Inc. Class B (12,200) (373)
Bill.com Holdings, Inc.(Æ) (1,544) (204)
Bumble, Inc. Class A(Æ) (9,461) (203)
Cargurus , Inc.(Æ) (10,997) (156)
Digital Turbine, Inc.(Æ) (1,862) (27)
DoubleVerify Holdings, Inc.(Æ) (11,331) (310)
Intuit, Inc. (943) (365)
nCino , Inc.(Æ) (12,522) (427)
Opendoor Technologies, Inc.(Æ) (7,909) (25)
PTC, Inc.(Æ) (815) (85)
SYNNEX Corp. (2,570) (209)
ViaSat , Inc.(Æ) (8,140) (246)
Wolfspeed , Inc.(Æ) (2,558) (264)
(3,538)
Utilities - (0.2)%

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Civitas Resources, Inc. (4,529) (260)
Lumen Technologies, Inc. (29,232) (213)
New Fortress Energy, Inc. (3,925) (172)
Tellurian, Inc.(Æ) (11,361) (27)
Ziff Davis, Inc.(Æ) (3,829) (262)
(934)
Total Securities Sold Short
(proceeds $24,528) (21,928)
Other Assets and Liabilities,
Net - 0.0%
154
Net Assets - 100.0%
442,469

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 91 USD 16,387 12/22 (2,046)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,046)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 70,625 $ — $ —
$ —
$ 70,625
Consumer Staples 21,317 — —
—
21,317
Energy 17,046 — —
—
17,046
Financial Services 69,374 — —
—
69,374
Health Care 59,484 — —
—
59,484
Materials and Processing 14,752 — —
—
14,752
Producer Durables 47,927 — —
—
47,927
Technology 125,855 — 694
—
126,549
Utilities 20,489 — —
—
20,489
Short-Term Investments — — — 16,167 16,167
Other Securities — — — 513 513
Total Investments
446,869 — 694 16,680 464,243
Securities Sold Short
**
(21,928) — — — (21,928)
Other Financial Instruments
Liabilities
Futures Contracts (2,046) — — — (2,046)
Total Other Financial Instruments
*
$ (2,046) $ — $ — $ — $ (2,046)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2022, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 10.2%
1-800-Flowers.com, Inc. Class A(Æ) 15,756 102
2U, Inc.(Æ) 7,155 45
Abercrombie & Fitch Co. Class A(Æ) 5,340 83
Academy Sports & Outdoors, Inc. 6,732 284
AerSale Corp.(Æ) 8,535 158
Altice USA, Inc. Class A(Æ) 3,393 20
American Axle & Manufacturing Holdings,
Inc.(Æ) 32,476 222
American Outdoor Brands, Inc.(Æ) 738 6
American Public Education, Inc.(Æ) 12,752 116
America's Car-Mart, Inc.(Æ) 7,577 463
Atkore, Inc.(Æ) 871 68
Autoliv, Inc. 367 24
Barnes & Noble Education, Inc.(Æ) 21,937 53
Bassett Furniture Industries, Inc.(Ð) 533 8
Beazer Homes USA, Inc.(Æ) 18,806 181
BJ's Restaurants, Inc.(Æ) 12,297 293
Bloomin' Brands, Inc. 8,090 148
Bluegreen Vacations Holding Corp. 654 11
Boot Barn Holdings, Inc.(Æ) 13,493 790
Brunswick Corp. 4,671 306
Buckle, Inc. (The) 4,266 135
Cadre Holdings, Inc. 11,934 287
Caleres, Inc. 2,109 51
Carrols Restaurant Group, Inc.(Æ) 32,949 54
Celestica, Inc.(Æ) 16,815 141
Century Communities, Inc. 4,284 183
Cheesecake Factory, Inc. (The) 3,461 101
Chegg, Inc.(Æ) 20,399 429
Chuy's Holdings, Inc.(Æ) 1,818 42
Comtech Telecommunications Corp. 588 6
Container Store Group, Inc. (The)(Æ)(Ð) 2,744 13
Cooper-Standard Holdings, Inc.(Æ) 1,055 6
Cracker Barrel Old Country Store, Inc. 5,133 476
Crocs, Inc.(Æ) 1,634 112
Curtiss-Wright Corp. 1,365 190
Dana Holding Corp. 26,949 308
Dave & Buster's Entertainment, Inc.(Æ) 2,495 77
Designer Brands, Inc. Class A 30,910 474
Dillard's, Inc. Class A 1,340 366
Drive Shack, Inc.(Æ) 25,304 16
Driven Brands, Inc.(Æ) 3,941 110
Duolingo, Inc.(Æ) 2,980 284
Enovix Corp.(Æ) 6,913 127
Ethan Allen Interiors, Inc. 5,625 119
Everi Holdings, Inc.(Æ) 6,434 104
Foot Locker, Inc. 13,831 430
Genesco, Inc.(Æ) 3,579 140
G-III Apparel Group, Ltd.(Æ) 8,037 120
GMS, Inc.(Æ) 3,532 142
Goodyear Tire & Rubber Co. (The)(Æ)(Û) 41,189 415
GoPro, Inc. Class A(Æ) 12,019 59
Grand Canyon Education, Inc.(Æ)(Ð) 2,524 208
Group 1 Automotive, Inc. 1,363 195
Haverty Furniture Cos., Inc. 82 2
HealthStream, Inc.(Æ) 1,274 27
Hibbett, Inc. 1,363 68
Hillenbrand, Inc. 8,803 323
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Game Technology PLC 20,106 317
John Wiley & Sons, Inc. Class A 4,010 151
Kohl's Corp. 10,041 253
Kura Sushi USA, Inc. Class A(Æ) 8,945 659
Landsea Homes Corp.(Æ) 22,682 108
La-Z-Boy, Inc. 3,254 73
Lear Corp. 3,598 431
Levi Strauss & Co. Class A 14,482 210
Liberty Latin America, Ltd. Class C(Æ) 10,875 67
Light & Wonder, Inc. Class A(Æ) 4,258 183
Lindblad Expeditions Holdings, Inc.(Æ) 3,247 22
Lulu's Fashion Lounge Holdings, Inc.(Æ)
(Ñ) 12,207 57
Marine Products Corp. 19,846 168
MarineMax, Inc.(Æ) 1,973 59
MasterCraft Boat Holdings, Inc.(Æ) 837 16
Meritage Homes Corp.(Æ) 3,426 241
Monro Muffler Brake, Inc. 20,559 894
Motorcar Parts of America, Inc.(Æ) 7,749 118
Movado Group, Inc. 7,230 203
Nordstrom, Inc. 4,154 69
ODP Corp. (The)(Æ)(Ð) 1,999 70
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,320 68
Overstock.com, Inc.(Æ) 4,019 98
Perdoceo Education Corp.(Æ)(Ð) 2,442 25
Portillo's, Inc. Class A(Æ)(Ñ) 3,493 69
Poshmark, Inc. Class A(Æ) 29,174 458
Potbelly Corp.(Æ) 16,394 74
PowerSchool Holdings, Inc. Class A(Æ) 6,882 115
PVH Corp.(Û) 2,558 115
QuinStreet, Inc.(Æ)(Û) 8,368 88
RealReal, Inc. (The)(Æ) 24,939 37
Red Rock Resorts, Inc. Class A 3,482 119
REV Group, Inc. 27,307 302
Ruth's Hospitality Group, Inc. 14,916 251
Sally Beauty Holdings, Inc.(Æ) 6,785 85
Scholastic Corp. 12,029 370
SeaWorld Entertainment, Inc.(Æ)(Ð) 1,910 87
Solo Brands, Inc. Class A(Æ)(Ñ) 37,525 143
Sonic Automotive, Inc. Class A 1,739 75
Sportsman's Warehouse Holdings, Inc.(Æ)
(Ð) 2,448 20
Standard Motor Products, Inc. 3,551 115
Steven Madden, Ltd. 11,470 306
Stitch Fix, Inc. Class A(Æ) 17,758 70
Stride, Inc.(Æ) 2,379 100
TEGNA, Inc. 5,607 116
Texas Roadhouse, Inc. Class A 11,610 1,014
Tilly's, Inc. Class A 2,205 15
Toll Brothers, Inc.(Û) 3,029 127
Tri Pointe Homes, Inc.(Æ) 3,970 60
TripAdvisor, Inc.(Æ)(Ð)(Û) 3,996 88
Udemy, Inc.(Æ) 13,742 167
Universal Electronics, Inc.(Æ) 8,826 173
Universal Technical Institute, Inc.(Æ) 2,427 13
Vera Bradley, Inc.(Æ) 528 2
Vista Outdoor, Inc.(Æ) 3,540 86
Wingstop, Inc. 664 83
Xponential Fitness, Inc. Class A(Æ) 7,342 134
YETI Holdings, Inc.(Æ) 6,173 176

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zillow Group, Inc. Class A(Æ)(Û) 4,902 140
Zumiez, Inc.(Æ) 3,057 66
19,740
Consumer Staples - 4.8%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class
A(Û) 7,978 198
Alico, Inc. 2,834 80
Andersons, Inc. (The) 1,674 52
Boston Beer Co., Inc. Class A(Æ) 598 194
Calavo Growers, Inc. 634 20
Celsius Holdings, Inc.(Æ) 10,860 985
Chefs' Warehouse Holdings, Inc.(Æ) 3,530 102
Dole PLC 10,754 79
elf Beauty, Inc.(Æ) 51,091 1,921
Energizer Holdings, Inc. - GDR(Æ) 12,313 461
Grocery Outlet Holding Corp.(Æ) 27,345 910
Hain Celestial Group, Inc. (The)(Æ)(Ð) 5,957 101
Healthcare Services Group, Inc. 40,556 490
Helen of Troy, Ltd.(Æ) 923 89
Herbalife Nutrition, Ltd.(Æ) 10,240 204
Honest Co., Inc. (The)(Æ) 37,438 131
Ingles Markets, Inc. Class A 1,056 84
Ingredion, Inc. 3,672 296
J&J Snack Foods Corp. 3,269 423
Medifast, Inc.(Û) 491 53
MGP Ingredients, Inc. 2,485 264
Nathan's Famous, Inc. 2,042 130
National Vision Holdings, Inc.(Æ) 3,613 118
Natural Grocers by Vitamin Cottage, Inc. 7,596 82
Nomad Foods, Ltd.(Æ) 4,699 67
Nu Skin Enterprises, Inc. Class A 6,213 207
Post Holdings, Inc.(Æ)(Û) 471 39
Primo Water Corp. 6,323 79
Quanex Building Products Corp. 14,264 259
Rite Aid Corp.(Æ) 5,702 28
Sovos Brands, Inc.(Æ) 32,924 469
Spectrum Brands Holdings, Inc. 648 25
Sprouts Farmers Market, Inc.(Æ) 6,160 171
SunOpta, Inc.(Æ) 21,687 197
Turning Point Brands, Inc. 626 13
United Natural Foods, Inc.(Æ) 3,688 127
USANA Health Sciences, Inc.(Æ)(Û) 519 29
9,177
Energy - 3.3%
American Resources Corp.(Æ)(Ñ) 12,424 33
Arch Resources, Inc. 1,458 173
Aris Water Solution, Inc. Class A 1,310 17
ChampionX Corp. 26,312 515
CONSOL Energy, Inc. 313 20
CVR Energy, Inc. 1,897 55
Delek US Holdings, Inc. 6,010 163
Euro Manganese, Inc.(Æ) 253,943 49
Golar LNG, Ltd.(Æ) 8,250 206
Green Brick Partners, Inc.(Æ) 20,890 447
Green Plains, Inc.(Æ) 4,911 143
Helmerich & Payne, Inc. 4,081 151
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Infrastructure and Energy Alternatives, Inc.
(Æ) 15,860 215
Liberty Energy, Inc. Class A(Æ) 6,660 84
Magnolia Oil & Gas Corp.(Æ) 7,881 156
Matador Resources Co. 6,464 316
Matrix Service Co.(Æ) 19,781 82
Murphy Oil Corp. 2,973 105
Nabors Industries, Inc.(Æ) 785 80
National Energy Services Reunited Corp.
(Æ) 36,272 215
Natural Gas Services Group, Inc.(Æ) 13,253 133
NexTier Oilfield Solutions, Inc.(Æ) 42,976 318
NOV, Inc.(Æ) 23,862 386
NOW, Inc.(Æ) 3,434 35
Oil States International, Inc.(Æ) 23,765 92
Par Pacific Holdings, Inc.(Æ) 3,923 64
PBF Energy, Inc. Class A(Æ) 8,883 313
ProPetro Holding Corp.(Æ) 3,594 29
REX American Resources Corp.(Æ) 942 26
SM Energy Co. 19,038 715
Solaris Oilfield Infrastructure, Inc. Class A 43,076 403
Talon Metals Corp.(Æ) 268,500 94
US Silica Holdings, Inc.(Æ) 2,943 32
W&T Offshore, Inc.(Æ) 5,488 32
Warrior Met Coal, Inc. 10,489 298
World Fuel Services Corp. 3,320 78
6,273
Financial Services - 21.1%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 900 38
Agree Realty Corp.(ö) 8,694 588
Alpine Income Property Trust, Inc.(ö) 35,707 579
Amalgamated Financial Corp. 448 10
American Equity Investment Life Holding
Co. 5,720 213
Ameris Bancorp 7,385 330
Amerisafe, Inc. 3,070 143
Anywhere Real Estate, Inc.(Æ) 10,108 82
Apple Hospitality REIT, Inc.(ö) 31,882 448
Argo Group International Holdings, Ltd. 1,908 37
Armada Hoffler Properties, Inc.(ö) 216 2
Associated Banc-Corp. 1,963 39
Atlantic Union Bankshares Corp.(Æ) 4,010 122
AXA Equitable Holdings(Ð) 1,222 32
Axis Capital Holdings, Ltd. 7,659 377
Axos Financial, Inc.(Æ) 1,510 52
Banc of California, Inc. 30,529 488
Bancorp, Inc. (The)(Æ) 3,618 80
Bank of Marin Bancorp 6,589 197
Bank of NT Butterfield & Son, Ltd. (The) 3,734 121
BankUnited, Inc. 7,875 269
Blackstone Mortgage Trust, Inc. Class A(ö) 6,097 142
Blucora, Inc.(Æ) 15,356 297
Braemar Hotels & Resorts, Inc.(Ð)(ö) 2,299 10
Brighthouse Financial, Inc.(Æ)(Ð) 4,147 180
Brixmor Property Group, Inc.(ö) 15,185 280
Broadstone Net Lease, Inc.(ö) 7,769 121
Byline Bancorp, Inc. 9,815 199
Cadence Bank 38,817 987

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cambridge Bancorp 2,036 162
Camden Property Trust(ö)(Û) 1,670 199
Capital Bancorp, Inc. 10,341 239
Capital City Bank Group, Inc. 8,181 254
Capstar Financial Holdings, Inc. 37,027 686
Carter Bankshares, Inc.(Æ) 568 9
Cathay General Bancorp 3,692 142
Chatham Lodging Trust(Æ)(ö) 1,949 19
City Holding Co. 1,727 153
Civista Bancshares, Inc. 15,764 327
CNO Financial Group, Inc. 3,838 69
Columbia Banking System, Inc. 17,553 507
Comerica, Inc.(Û) 3,191 227
Community Bank System, Inc. 2,166 130
Compass, Inc. Class A(Æ) 21,251 49
Corporate Office Properties Trust(ö) 3,719 86
Cousins Properties, Inc.(ö) 12,140 283
Cowen Group, Inc. Class A 1,132 44
CTO Realty Growth, Inc.(Ñ)(ö) 15,218 285
Curo Group Holdings Corp. 10,723 43
Customers Bancorp, Inc.(Æ)(Ð) 970 29
DiamondRock Hospitality Co.(ö) 23,227 175
Diversified Healthcare Trust(Æ) 157,509 156
Donegal Group, Inc. Class A 5,678 77
Douglas Elliman, Inc. 8,925 37
Easterly Government Properties, Inc.(ö) 24,432 385
Eastern Bankshares, Inc. 7,588 149
eHealth, Inc.(Æ) 1,884 7
Emerald Holding, Inc.(Æ) 10,353 35
Encore Capital Group, Inc.(Æ) 500 23
Enova International, Inc.(Æ)(Ð) 1,620 47
Enterprise Financial Services Corp. 6,550 288
Equity Commonwealth(ö) 13,122 320
Essent Group, Ltd. 10,504 366
Essential Properties Realty Trust, Inc.(ö) 3,539 69
European Wax Center, Inc. Class A 1,933 36
Evercore, Inc. Class A(Û) 2,043 168
eXp World Holdings, Inc. 7,194 81
EZCORP, Inc. Class A(Æ) 31,154 240
Federated Hermes, Inc. Class B 3,494 116
First BanCorp 13,577 186
First Commonwealth Financial Corp. 765 10
First Financial Bankshares, Inc. 2,823 118
First Financial Corp. 508 23
First Foundation, Inc. 22,212 403
First Interstate BancSystem, Inc. Class A 9,734 393
First Merchants Corp. 7,803 302
First Mid Bancshares, Inc. 6,838 219
Five Star Bancorp 14,887 422
Flagstar Bancorp, Inc. 3,337 111
Flywire Corp.(Æ) 11,430 262
Forestar Group, Inc.(Æ) 583 7
Four Corners Property Trust, Inc.(ö) 2,151 52
Fulton Financial Corp. 8,703 138
Genworth Financial, Inc. Class A(Æ)(Ð) 12,474 44
GEO Group, Inc. (The)(Æ) 19,415 149
German American Bancorp, Inc. 7,024 251
Getty Realty Corp.(ö) 5,887 158
Glacier Bancorp, Inc. 7,133 350
Grid Dynamics Holdings, Inc.(Æ) 6,906 129
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guaranty Bancshares, Inc. 4,389 152
Hamilton Lane, Inc. Class A 3,946 235
Hancock Holding Co. 7,285 334
Hanmi Financial Corp. 990 23
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 7,402 222
Hanover Insurance Group, Inc. (The) 734 94
HarborOne Bancorp, Inc. 16,052 215
HCI Group, Inc.(Ð) 631 25
Healthcare Realty Trust, Inc.(ö) 1,780 37
Heritage Commerce Corp. 14,386 163
Heritage Financial Corp. 8,992 238
Hersha Hospitality Trust Class A(ö) 1,918 15
Highwoods Properties, Inc.(ö) 2,401 65
Hilltop Holdings, Inc. 3,725 93
Home Bancorp, Inc. 2,640 103
Home BancShares, Inc. 33,317 750
HomeStreet, Inc. 7,870 226
HomeTrust Bancshares, Inc. 306 7
Horace Mann Educators Corp. 10,707 378
Houlihan Lokey, Inc. Class A 3,506 264
Independence Realty Trust, Inc.(ö) 8,255 138
Independent Bank Corp. 3,828 186
Industrial Logistics Properties Trust(ö) 4,578 25
Innovative Industrial Properties, Inc.(ö) 1,632 144
International Bancshares Corp. 2,742 117
International Money Express, Inc.(Æ) 32,694 745
Investar Holding Corp. 9,943 198
iStar, Inc.(ö) 11,645 108
Jackson Financial, Inc. Class A 5,601 155
James River Group Holdings, Ltd. 7,675 175
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kennedy-Wilson Holdings, Inc. 9,563 148
Kinsale Capital Group, Inc. 1,578 403
Ladder Capital Corp. Class A(ö) 13,162 118
LendingClub Corp.(Æ) 4,996 55
LendingTree, Inc.(Æ) 1,000 24
Lexington Realty Trust(ö) 24,758 227
Lincoln National Corp.(Û) 226 10
Live Oak Bancshares, Inc. 2,524 77
LiveRamp Holdings, Inc.(Æ) 1,826 33
LPL Financial Holdings, Inc. 2,718 594
LTC Properties, Inc.(ö) 1,118 42
Macerich Co. (The)(ö) 8,086 64
Marcus & Millichap, Inc. 3,152 104
Merchants Bancorp 1,352 31
Mercury General Corp.(Ð) 2,452 70
Meta Financial Group, Inc. 1,766 58
Metropolitan Bank Holding Corp.(Æ) 6,725 433
MFA Financial, Inc.(ö) 7,701 60
Moelis & Co. Class A 6,281 212
Mr. Cooper Group, Inc.(Æ) 2,876 116
National Bank Holdings Corp. Class A 17,710 655
National Health Investors, Inc.(ö) 1,993 113
National Retail Properties, Inc.(ö) 2,561 102
Navient Corp.(Ð) 12,628 186
Newmark Group, Inc. Class A 22,710 183
NMI Holdings, Inc. Class A(Æ) 18,059 368
Northeast Bank 6,273 230
Northrim BanCorp, Inc. 164 7

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OceanFirst Financial Corp. 12,549 234
OFG Bancorp 1,563 39
Old National Bancorp 30,382 500
Old Second Bancorp, Inc. 22,169 289
Origin Bancorp, Inc. 301 12
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 3,539 54
Pacific Premier Bancorp, Inc. 4,364 135
Park Hotels & Resorts, Inc.(Ð)(ö) 11,073 125
Peapack-Gladstone Financial Corp. 185 6
Pebblebrook Hotel Trust(ö) 7,338 106
Peoples Bancorp, Inc. 1,080 31
Perella Weinberg Partners 5,398 34
Phillips Edison & Co., Inc.(ö) 1,751 49
Physicians Realty Trust(ö) 9,882 149
Piedmont Office Realty Trust, Inc. Class
A(Ð)(ö) 4,409 47
Plymouth Industrial REIT, Inc.(ö) 15,210 256
Popular, Inc. 7,399 533
Potlatch Corp.(ö) 2,973 122
Premier Financial Corp. 15,445 397
ProAssurance Corp. 1,420 28
Provident Financial Services, Inc. 5,487 107
Pzena Investment Management, Inc. Class A 23,688 225
QCR Holdings, Inc. 1,468 75
Radian Group, Inc. 7,249 140
RE/MAX Holdings, Inc. Class A 5,584 106
Regional Management Corp. 459 13
Reinsurance Group of America, Inc. Class
A(Û) 2,254 284
RenaissanceRe Holdings, Ltd. 1,769 248
Renasant Corp. 3,427 107
Riverview Bancorp, Inc. 15,940 101
RLI Corp. 821 84
RLJ Lodging Trust(ö) 15,874 161
RMR Group, Inc. (The) Class A 14,232 337
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Û) 4,669 190
Ryman Hospitality Properties, Inc.(ö)(Û) 3,509 258
Sabra Health Care REIT, Inc.(ö) 6,900 91
Safety Insurance Group, Inc. 1,870 153
Sculptor Capital Management, Inc. 11,836 105
Selective Insurance Group, Inc. 2,007 163
ServisFirst Bancshares, Inc. 1,339 107
Silvergate Capital Corp. Class A(Æ) 1,315 99
Simmons First National Corp. Class A 4,118 90
SiriusPoint, Ltd.(Æ) 2,982 15
SITE Centers Corp.(ö) 14,092 151
SLM Corp. 11,859 166
SmartFinancial, Inc. 7,926 196
SouthState Corp. 3,025 239
SP Plus Corp.(Æ) 2,421 76
STAG Industrial, Inc.(ö) 19,013 541
Stewart Information Services Corp. 3,480 152
StoneX Group, Inc.(Æ) 508 42
Summit Hotel Properties, Inc.(ö) 22,597 152
Sunstone Hotel Investors, Inc.(ö) 21,412 202
Terreno Realty Corp.(ö) 1,687 89
Texas Capital Bancshares, Inc.(Æ) 5,380 317
Tiptree, Inc. Class A 20,956 225
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TriCo Bancshares 4,903 219
Triumph Bancorp, Inc.(Æ) 9,744 530
UMB Financial Corp. 1,247 105
UMH Properties, Inc.(ö) 23,184 374
United Bankshares, Inc. 5,253 188
United Community Banks, Inc. 10,772 357
United Fire Group, Inc. 710 20
Universal Insurance Holdings, Inc. 9,836 97
Univest Financial Corp. 1,288 30
Unum Group(Û) 5,450 211
Valley National Bancorp 36,314 392
Velocity Financial, Inc.(Æ) 10,405 113
Virtus Investment Partners, Inc. 431 69
Walker & Dunlop, Inc. 990 83
Washington Trust Bancorp, Inc. 6,194 288
Webster Financial Corp. 6,395 289
Westamerica BanCorp 4,889 256
Westwood Holdings Group, Inc. 20,647 199
World Acceptance Corp.(Æ) 413 40
WSFS Financial Corp. 2,821 131
Xenia Hotels & Resorts, Inc.(ö) 10,072 138
Zions Bancorp NA(Ð) 4,454 226
40,568
Health Care - 18.1%
Acadia Healthcare Co., Inc.(Æ) 2,253 176
Acadia Pharmaceuticals, Inc.(Æ) 5,128 84
Accuray, Inc.(Æ) 6,678 14
Adicet Bio, Inc.(Æ) 3,761 53
Agios Pharmaceuticals, Inc.(Æ) 1,611 46
Akebia Therapeutics, Inc.(Æ) 12,274 4
Alector, Inc.(Æ) 1,000 9
Alignment Healthcare, Inc.(Æ) 9,366 111
Alkermes PLC(Æ) 8,278 185
Allogene Therapeutics, Inc.(Æ) 2,273 25
Allscripts Healthcare Solutions, Inc.(Æ) 24,453 373
Alpha Teknova, Inc.(Æ) 23,093 77
Amedisys, Inc.(Æ) 1,706 165
AMN Healthcare Services, Inc.(Æ) 1,284 136
Amneal Pharmaceuticals, Inc.(Æ) 50,713 102
Amphastar Pharmaceuticals, Inc.(Æ) 7,979 224
ANI Pharmaceuticals, Inc.(Æ) 9,957 320
Anika Therapeutics, Inc.(Æ) 11,630 277
Apellis Pharmaceuticals, Inc.(Æ) 5,660 387
Apollo Endosurgery, Inc.(Æ) 12,438 69
Arcutis Biotherapeutics, Inc.(Æ) 2,058 39
Argenx SE - ADR(Æ) 2,919 1,030
Arrowhead Pharmaceuticals, Inc.(Æ) 17,065 564
Arvinas, Inc.(Æ) 3,133 139
Ascendis Pharma A/S - ADR(Æ)(Ñ) 4,828 499
Avid Bioservices, Inc.(Æ) 74,251 1,419
Axonics Modulation Technologies, Inc.(Æ) 6,275 442
Beam Therapeutics, Inc.(Æ) 6,942 331
Berkeley Lights, Inc.(Æ) 4,538 13
BioCryst Pharmaceuticals, Inc.(Æ) 5,838 74
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 3,923 593
BioLife Solutions, Inc.(Æ) 25,314 576
Bluebird Bio, Inc.(Æ)(Ð) 2,413 15
Blueprint Medicines Corp.(Æ) 4,378 288

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BridgeBio Pharma, Inc.(Æ) 21,344 212
C4 Therapeutics, Inc.(Æ) 2,648 23
Cardiovascular Systems, Inc.(Æ) 1,526 21
CareDx, Inc.(Æ) 1,896 32
Castle Biosciences, Inc.(Æ) 4,846 126
Certara, Inc.(Æ) 2,000 27
Codexis, Inc.(Æ) 5,700 35
Coherus Biosciences, Inc.(Æ) 5,366 52
Computer Programs & Systems, Inc.(Æ) 5,089 142
CONMED Corp. 6,303 505
Consensus Cloud Solutions, Inc. Class
W(Æ)(Ð) 764 36
CTI BioPharma Corp.(Æ) 17,200 100
Cytokinetics, Inc.(Æ) 22,110 1,070
CytomX Therapeutics, Inc.(Æ) 4,574 7
Deciphera Pharmaceuticals, Inc.(Æ) 5,667 105
Denali Therapeutics, Inc.(Æ) 7,282 223
Dyne Therapeutics, Inc.(Æ) 1,100 14
Editas Medicine, Inc.(Æ) 940 12
Emergent BioSolutions, Inc.(Æ) 5,280 111
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 980 51
Encompass Health Corp.(Æ) 7,306 330
Exelixis, Inc.(Æ) 11,006 173
FibroGen, Inc.(Æ) 6,202 81
F-Star Therapeutics, Inc.(Æ) 37,521 192
Fulgent Genetics, Inc.(Æ) 3,479 133
GoodRx Holdings, Inc. Class A(Æ)(Ð) 4,855 23
Gossamer Bio, Inc.(Æ)(Ð) 3,222 39
Gritstone Oncology, Inc.(Æ) 4,966 13
Haemonetics Corp.(Æ)(Û) 1,611 119
Halozyme Therapeutics, Inc.(Æ) 14,825 586
Hanger, Inc.(Æ) 5,602 105
Harmony Biosciences Holdings, Inc.(Æ) 5,513 244
Health Catalyst, Inc.(Æ) 1,000 10
Homology Medicines, Inc.(Æ)(Ð) 3,112 5
Inari Medical, Inc.(Æ) 2,114 154
InfuSystem Holdings, Inc.(Æ) 50,654 354
Inhibrx, Inc.(Æ) 24,685 443
Innoviva, Inc.(Æ) 18,647 216
Inogen, Inc.(Æ) 1,098 27
Insmed, Inc.(Æ) 5,151 111
Inspire Medical Systems, Inc.(Æ) 1,520 270
Integer Holdings Corp.(Æ) 3,782 235
Intellia Therapeutics, Inc.(Æ) 5,775 323
Intercept Pharmaceuticals, Inc.(Æ) 3,169 44
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 6,385 282
Iovance Biotherapeutics, Inc.(Æ)(Ð) 1,620 16
iRadimed Corp. 21,966 660
iRhythm Technologies, Inc.(Æ) 2,807 352
iTeos Therapeutics, Inc.(Æ) 1,313 25
Joint Corp. (The)(Æ) 4,629 73
Karyopharm Therapeutics, Inc.(Æ) 8,307 45
Keros Therapeutics, Inc.(Æ) 2,361 89
Kezar Life Sciences, Inc.(Æ) 11,883 102
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 2,347 30
Kura Oncology, Inc.(Æ) 8,027 110
Kymera Therapeutics, Inc.(Æ) 2,206 48
Landec Corp.(Æ) 24,528 218
Lantheus Holdings, Inc.(Æ) 3,325 234
Legend Biotech Corp. - ADR(Æ) 2,619 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LeMaitre Vascular, Inc. 30,171 1,528
LHC Group, Inc.(Æ) 3,846 629
LifeStance Health Group, Inc.(Æ)(Ñ) 26,531 176
LivaNova PLC(Æ) 1,901 97
MEDNAX, Inc.(Æ) 3,908 65
Medpace Holdings, Inc.(Æ) 6,327 995
MeiraGTx Holdings PLC(Æ) 4,978 42
Mirati Therapeutics, Inc.(Æ) 2,214 155
Mirum Pharmaceuticals, Inc.(Æ) 10,474 220
NanoString Technologies, Inc.(Æ) 1,000 13
Natera, Inc.(Æ) 5,388 236
National HealthCare Corp. 2,018 128
Nektar Therapeutics(Æ)(Ð) 3,255 10
Neogen Corp.(Æ) 9,072 127
Neurocrine Biosciences, Inc.(Æ) 3,556 378
Nevro Corp.(Æ)(Ð) 3,197 149
NextGen Healthcare, Inc.(Æ) 2,363 42
NGM Biopharmaceuticals, Inc.(Æ) 2,110 28
Oak Street Health, Inc.(Æ) 3,024 74
Ocular Therapeutix, Inc.(Æ) 2,800 12
Olema Pharmaceuticals, Inc.(Æ) 1,800 5
Omnicell, Inc.(Æ) 6,836 595
OraSure Technologies, Inc.(Æ)(Ð) 5,047 19
Organon & Co.(Ð) 6,907 162
Orthofix Medical, Inc.(Æ) 1,050 20
Oscar Health, Inc. Class A(Æ)(Ð) 4,281 21
Ovid Therapeutics, Inc.(Æ) 21,212 39
Owens & Minor, Inc. 8,949 216
Pacira BioSciences, Inc.(Æ) 6,532 347
Paragon 28, Inc.(Æ)(Ñ) 13,508 241
Pennant Group, Inc. (The)(Æ) 5,118 53
Perrigo Co. PLC 13,129 468
Personalis, Inc.(Æ)(Ð) 994 3
PetIQ, Inc.(Æ) 10,220 71
Phibro Animal Health Corp. Class A 12,353 164
Pliant Therapeutics, Inc.(Æ) 5,892 123
Prestige Brands Holdings, Inc.(Æ) 2,899 144
Privia Health Group, Inc.(Æ) 11,734 399
PROCEPT BioRobotics Corp.(Æ) 385 16
Progenics Pharmaceuticals, Inc.(Æ)(Š) 1,808 —
Prometheus Biosciences, Inc.(Æ) 5,904 348
Protagonist Therapeutics, Inc.(Æ) 10,330 87
PTC Therapeutics, Inc.(Æ) 15,414 774
Pulmonx Corp.(Æ)(Ñ) 4,757 79
Quipt Home Medical Corp.(Æ) 35,784 149
Radius Health, Inc.(Æ)(Š) 16,200 1
Reata Pharmaceuticals, Inc. Class A(Æ) 452 11
Recursion Pharmaceuticals, Inc. Class A(Æ) 7,622 81
Repligen Corp.(Æ) 3,955 740
Revance Therapeutics, Inc.(Æ) 8,320 225
Rigel Pharmaceuticals, Inc.(Æ) 9,300 11
Rocket Pharmaceuticals, Inc.(Æ) 14,414 230
RxSight, Inc.(Æ) 3,894 47
Sarepta Therapeutics, Inc.(Æ)(Û) 2,058 227
Schrodinger, Inc.(Æ) 15,127 378
Science 37 Holdings Inc(Æ) 20,801 33
SeaSpine Holdings Corp.(Æ) 13,308 76
Select Medical Holdings Corp. 6,982 154
Selecta Biosciences, Inc.(Æ) 4,638 8
Semler Scientific, Inc.(Æ) 514 19

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sharecare, Inc.(Æ)(Ñ) 25,814 49
ShockWave Medical, Inc.(Æ) 2,947 819
Silverback Therapeutics, Inc.(Æ) 1,000 5
Societal CDMO, Inc.(Æ) 24,982 41
SpringWorks Therapeutics, Inc.(Æ) 6,300 180
STAAR Surgical Co.(Æ) 5,176 365
Surmodics, Inc.(Æ) 225 7
Sutro Biopharma, Inc.(Æ) 3,305 18
Tabula Rasa HealthCare, Inc.(Æ) 765 4
Tactile Systems Technology, Inc.(Æ) 599 5
Talkspace, Inc.(Æ) 36,290 37
Tela Bio, Inc.(Æ) 4,102 35
Tenet Healthcare Corp.(Æ) 1,623 84
TG Therapeutics, Inc.(Æ) 2,218 13
Theravance Biopharma, Inc.(Æ) 3,409 35
TransMedics Group, Inc.(Æ) 5,847 244
Travere Therapeutics, Inc.(Æ) 2,728 67
Treace Medical Concepts, Inc.(Æ) 20,318 448
Tricida, Inc.(Æ)(Ð) 1,862 20
Twist Bioscience Corp.(Æ) 2,979 105
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 2,200 91
United Therapeutics Corp.(Æ) 2,062 432
Utah Medical Products, Inc. 5,755 491
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 2,370 23
Verastem, Inc.(Æ) 26,960 23
Viridian Therapeutics, Inc.(Æ) 3,010 62
Vivos Therapeutics, Inc.(Æ) 28,109 18
Xencor, Inc.(Æ) 11,139 289
Xenon Pharmaceuticals, Inc.(Æ) 8,144 294
Zai Lab, Ltd. - ADR(Æ) 5,164 177
Zentalis Pharmaceuticals, Inc.(Æ) 6,325 137
34,890
Materials and Processing - 7.0%
Advanced Drainage Systems, Inc. 1,371 171
AdvanSix, Inc. 1,162 37
Allegheny Technologies, Inc.(Æ) 4,645 124
Alpha Metallurgical Resources, Inc.(Æ) 151 21
American Vanguard Corp. 1,781 33
Apogee Enterprises, Inc. 1,289 49
AZEK Co., Inc. (The)(Æ) 16,707 278
Beacon Roofing Supply, Inc.(Æ) 3,360 184
Belden, Inc. 1,232 74
Boise Cascade Co. 4,138 246
BrightView Holdings, Inc.(Æ) 11,890 94
Cabot Corp. 550 35
Caesarstone, Ltd. 10,674 99
Capstone Copper Corp.(Æ) 40,290 95
Carpenter Technology Corp. 12,966 404
Chemours Co. (The)(Û) 6,151 151
Clearwater Paper Corp.(Æ) 657 25
Commercial Metals Co. 8,155 289
Compass Minerals International, Inc. 469 18
Constellium SE(Æ) 7,394 75
Critical Elements Lithium Corp.(Æ) 64,676 78
Ecovyst, Inc.(Æ) 3,034 26
Element Solutions, Inc.(Æ) 23,474 382
European Metals Holdings, Ltd.(Æ) 83,066 42
Glatfelter Corp. 1,147 4
Hecla Mining Co. 33,108 130
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Horizonte Minerals PLC(Æ) 86,090 93
Huntsman Corp.(Ð) 7,539 185
IAA, Inc.(Æ)(Û) 4,522 144
Insteel Industries, Inc. 9,305 247
ITT, Inc. 3,879 253
JELD-WEN Holding, Inc.(Æ) 4,200 37
Kaiser Aluminum Corp. 13,055 801
Koppers Holdings, Inc. 654 14
Livent Corp.(Æ) 3,176 97
Louisiana-Pacific Corp.(Ð) 3,894 199
Matthews International Corp. Class A 6,147 138
MDU Resources Group, Inc. 13,626 373
Mercer International, Inc.(Ð) 1,027 13
Mosaic Co. (The) 1,796 87
MP Materials Corp.(Æ)(Û) 752 21
MRC Global, Inc.(Æ) 8,762 63
Mueller Industries, Inc. 3,914 233
Northwest Pipe Co.(Æ) 6,597 185
Nouveau Monde Graphite, Inc.(Æ) 12,949 70
O-I Glass, Inc.(Æ) 19,600 254
Oil-Dri Corp. of America(Ñ) 8,360 202
Omega Flex, Inc. 2,616 242
Orion Engineered Carbons SA 2,192 29
Perimeter Solutions SA(Æ) 7,747 62
Piedmont Lithium, Inc.(Æ) 1,258 67
Quaker Chemical Corp. 2,364 341
Resolute Forest Products, Inc.(Æ) 7,348 147
Rogers Corp.(Æ) 682 165
Royal Gold, Inc. 1,978 186
Schnitzer Steel Industries, Inc. Class A 5,762 164
Schweitzer-Mauduit International, Inc. 36,997 816
Silgan Holdings, Inc. 1,462 61
Simpson Manufacturing Co., Inc. 1,324 104
SiteOne Landscape Supply, Inc.(Æ) 2,608 272
SmartRent, Inc.(Æ)(Ñ) 9,409 21
Sonoco Products Co. 5,355 304
SPX Technologies, Inc.(Æ) 2,243 124
Star Bulk Carriers Corp. 1,533 27
Stelco Holdings, Inc. 4,064 101
Summit Materials, Inc. Class A(Æ) 2,726 65
Sylvamo Corp. 1,638 56
Tecnoglass, Inc.(Ñ) 14,136 297
TimkenSteel Corp.(Æ) 15,757 236
Trinseo PLC 2,527 46
Triton International, Ltd. 3,227 177
Tronox Holdings PLC Class A 36,535 448
UFP Industries, Inc.(Æ) 2,479 179
UFP Technologies, Inc.(Æ) 7,854 674
Unifi, Inc.(Æ) 7,324 70
Univar Solutions, Inc. - ADR(Æ) 15,485 352
Universal Stainless & Alloy Products, Inc.
(Æ) 12,525 89
Valvoline, Inc. 12,346 313
Venator Materials PLC(Æ) 49,139 43
Veritiv Corp.(Æ) 1,803 176
Worthington Industries, Inc. 2,807 107
13,434
Producer Durables - 16.4%
Aaron's Co., Inc. (The) 1,152 11

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ABM Industries, Inc. 3,762 144
ACCO Brands Corp.(Ð) 2,543 12
Adient PLC(Æ) 7,825 217
ADT, Inc.(Ñ) 32,968 247
Aerojet Rocketdyne Holdings, Inc.(Æ) 3,572 143
AGCO Corp. 2,152 207
Air Transport Services Group, Inc.(Æ) 2,228 54
Alarm.com Holdings, Inc.(Æ) 1,648 107
Albany International Corp. Class A 1,086 86
Allied Motion Technologies, Inc. 12,818 367
Allison Transmission Holdings, Inc. Class A 3,022 102
Altra Industrial Motion Corp. 16,278 547
Applied Industrial Technologies, Inc. 2,847 293
ArcBest Corp. 2,899 211
Ardmore Shipping Corp.(Æ) 26,200 239
Argan, Inc. 10,663 343
ASGN, Inc.(Æ) 1,771 160
Astec Industries, Inc. 2,030 63
Astronics Corp.(Æ) 1,110 9
Atlas Air Worldwide Holdings, Inc.(Æ) 1,375 131
Barnes Group, Inc. 11,110 321
Barrett Business Services, Inc. 4,364 340
Bloom Energy Corp. Class A(Æ) 11,019 220
Bowman Consulting Group, Ltd.(Æ) 5,869 86
Brady Corp. Class A 2,169 91
Brookfield Infrastructure Corp. Class A 2,558 104
BWX Technologies, Inc. Class W(Æ) 3,536 178
Cactus, Inc. Class A 3,293 127
Casella Waste Systems, Inc. Class A(Æ) 2,979 228
CBIZ, Inc.(Æ) 3,501 150
Chart Industries, Inc.(Æ) 3,046 562
Cimpress PLC(Æ) 587 14
CompoSecure, Inc.(Æ)(Ñ) 5,958 30
Copa Holdings SA Class A(Æ) 963 65
CoreCivic, Inc.(Æ) 1,005 9
Covenant Logistics Group, Inc. Class A 4,773 137
Daseke, Inc.(Æ) 1,117 6
Deluxe Corp. 27,686 461
DHT Holdings, Inc. 47,416 358
Donaldson Co., Inc. 5,701 279
Ducommun, Inc.(Æ) 263 10
Dycom Industries, Inc.(Æ) 3,268 312
Eagle Bulk Shipping, Inc. 4,651 201
Embark Technology, Inc.(Æ) 375 3
EMCOR Group, Inc. 1,420 164
Encore Wire Corp. 1,119 129
EnerSys 10,267 597
Ennis, Inc. 5,013 101
EnPro Industries, Inc. 2,073 176
Evo Payments, Inc. Class A(Æ) 27,544 918
ExlService Holdings, Inc.(Æ) 2,508 370
Exponent, Inc. 1,296 114
Faro Technologies, Inc.(Æ) 855 23
Flowserve Corp. 23,603 574
Fluor Corp.(Æ) 11,885 296
Franklin Covey Co.(Æ) 402 18
Franklin Electric Co., Inc. 1,936 158
Frontdoor, Inc.(Æ) 4,893 100
Great Lakes Dredge & Dock Corp.(Æ)(Ð) 1,953 15
Green Dot Corp. Class A(Æ) 3,872 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Greenbrier Cos., Inc. 8,770 213
GXO Logistics, Inc.(Æ)(Ð) 5,100 179
Hackett Group, Inc. (The) 969 17
HealthEquity, Inc.(Æ) 3,405 229
Heidrick & Struggles International, Inc. 653 17
Heritage-Crystal Clean, Inc.(Æ) 969 29
Hertz Global Holdings, Inc. Class W(Æ) 928 96
Hillman Solutions Corp.(Æ) 8,550 64
HNI Corp. 2,591 69
Hub Group, Inc. Class A(Æ) 1,519 105
Huron Consulting Group, Inc.(Æ) 454 30
Hyster-Yale Materials Handling, Inc. 1,585 34
I3 Verticals, Inc. Class A(Æ) 41,816 839
ICF International, Inc. 2,195 239
indie Semiconductor, Inc. Class A(Æ)(Ñ) 23,968 175
Insperity, Inc. 1,460 149
Itron, Inc.(Æ) 1,779 75
Kaman Corp. Class A 15,677 438
Kennametal, Inc. 13,434 276
Kforce, Inc. 717 42
Kimball International, Inc. Class B 55,622 350
Kirby Corp.(Æ) 4,839 294
Knight-Swift Transportation Holdings, Inc.
(Æ) 4,464 218
Korn Ferry 2,579 121
Kratos Defense & Security Solutions, Inc.
(Æ) 9,508 97
Landstar System, Inc. 1,501 217
Latham Group, Inc.(Æ) 27,599 99
Luxfer Holdings PLC - ADR 30,699 445
Manitowoc Co., Inc. (The)(Æ) 16,186 125
ManpowerGroup, Inc. 2,760 179
Marten Transport, Ltd. 4,461 85
Matson, Inc. 2,308 142
Mercury Systems, Inc.(Æ) 9,867 401
Mesa Laboratories, Inc. 6,223 877
Methode Electronics, Inc. 15,250 567
MillerKnoll, Inc. 28,034 437
Mirion Technologies, Inc.(Æ) 11,208 84
Mistras Group, Inc.(Æ) 5,922 26
Mitek Systems, Inc.(Æ) 50,702 464
Murphy USA, Inc.(Û) 2,497 686
MYR Group, Inc.(Æ) 747 63
Neo Performance Materials, Inc. 10,217 75
Nikola Corp.(Æ)(Ñ) 20,224 71
NV5 Global, Inc.(Æ) 1,006 125
Orion Group Holdings, Inc.(Æ) 45,723 121
Oshkosh Corp.(Ð) 2,647 186
PAM Transportation Services, Inc.(Æ) 509 16
Park-Ohio Holdings Corp. 122 1
Paya Holdings, Inc. Class A(Æ) 54,788 335
Pitney Bowes, Inc. 5,259 12
Powell Industries, Inc. 352 7
Primoris Services Corp. 20,441 332
PROG Holdings, Inc.(Æ) 5,132 77
Quotient Technology, Inc.(Æ) 4,116 10
Radiant Logistics, Inc.(Æ) 43,867 250
Ranpak Holdings Corp.(Æ) 35,194 120
Repay Holdings Corp.(Æ) 68,055 480
Resources Connection, Inc. 19,117 346

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rush Enterprises, Inc. Class A 3,419 150
Saia, Inc.(Æ) 3,927 746
Schneider National, Inc. Class B 3,200 65
Scorpio Tankers, Inc. 8,285 348
Sight Sciences, Inc.(Æ) 18,307 116
Skyline Champion Corp.(Æ)(Û) 8,180 433
Smith & Wesson Brands, Inc.(Æ) 14,619 152
Southwest Gas Holdings, Inc. 4,573 319
Spirit AeroSystems Holdings, Inc. Class A 3,138 69
Spirit Airlines, Inc. 13,626 256
Steelcase, Inc. Class A 2,820 18
Stoneridge, Inc.(Æ) 22,610 383
Sun Country Airlines Holdings, Inc.(Æ) 6,700 91
Teekay Tankers, Ltd. Class A(Æ) 11,612 320
Tennant Co. 8,721 493
Terex Corp.(Ð) 2,141 64
Textron, Inc.(Ð)(Û) 3,588 209
Thermon Group Holdings, Inc.(Æ) 6,312 97
Titan International, Inc.(Æ) 2,631 32
Titan Machinery, Inc.(Æ) 698 20
Toast, Inc. Class A(Æ)(Û) 7,913 132
TopBuild Corp.(Æ) 1,676 276
Travel + Leisure Co.(Æ)(Ð) 2,077 71
TreeHouse Foods, Inc.(Æ) 6,038 256
TriNet Group, Inc.(Æ) 2,781 198
Trinity Industries, Inc. 2,240 48
TrueBlue, Inc.(Æ) 5,267 101
Tutor Perini Corp.(Æ) 37,021 204
Universal Truckload Services, Inc. 2,445 78
Vectrus, Inc.(Æ) 2,900 103
Vertiv Group Corp. 14,957 145
Wabash National Corp. 13,596 212
Watts Water Technologies, Inc. Class A 797 100
Werner Enterprises, Inc. 2,525 95
WESCO International, Inc.(Æ)(Ð) 807 96
WillScot Mobile Mini Holdings Corp.(Æ) 3,397 137
WNS Holdings, Ltd. - ADR(Æ) 14,544 1,190
Xerox Holdings Corp. 13,188 172
XPO Logistics, Inc.(Æ) 685 30
31,692
Technology - 12.1%
8x8, Inc.(Æ)(Ð) 10,757 37
Adeia, Inc(Æ) 6,942 98
Adtran Holdings, Inc. 2,037 40
Agilysys, Inc.(Æ) 2,250 125
Akamai Technologies, Inc.(Æ) 8,612 130
Allegro Microsystems, Inc.(Æ) 1,480 32
Ambarella, Inc.(Æ) 3,498 197
American Software, Inc. Class A 60,628 928
Amkor Technology, Inc. 4,264 73
Amplitude, Inc. Class A(Æ) 15,104 234
Appfolio, Inc. Class A(Æ) 2,588 271
Arlo Technologies, Inc.(Æ)(Ð) 7,768 36
Asana, Inc. Class A(Æ) 6,691 149
Asure Software, Inc.(Æ) 18,966 108
Augmedix, Inc.(Æ)(Ñ) 25,701 37
Aviat Networks, Inc.(Æ) 574 16
Avid Technology, Inc.(Æ) 1,711 40
Avnet, Inc. 4,969 179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axcelis Technologies, Inc.(Æ) 2,639 160
Bandwidth, Inc. Class A(Æ)(Ð) 2,151 26
Bel Fuse, Inc. Class B 4,949 125
Benchmark Electronics, Inc. 2,935 73
Benefitfocus, Inc.(Æ) 741 5
Blackline, Inc.(Æ) 1,550 93
Box, Inc. Class A(Æ) 8,276 202
Brightcove, Inc.(Æ) 1,053 7
CalAmp Corp.(Æ) 1,111 4
Calix, Inc.(Æ) 9,100 555
Cerence, Inc.(Æ) 2,299 36
ChannelAdvisor Corp.(Æ) 3,762 85
CI&T, Inc. Class A(Æ)(Ñ) 43,661 410
Ciena Corp.(Æ) 383 15
Cirrus Logic, Inc.(Æ)(Ð) 2,974 205
Clearfield, Inc.(Æ) 3,513 368
Cohu, Inc.(Æ) 6,132 158
CommScope Holding Co., Inc.(Æ) 12,527 115
CommVault Systems, Inc.(Æ) 1,495 79
comScore, Inc.(Æ) 1,932 3
Conduent, Inc.(Æ) 23,811 80
Couchbase, Inc.(Æ) 2,852 41
CSG Systems International, Inc. 1,363 72
CyberArk Software, Ltd.(Æ) 595 89
Diebold Nixdorf, Inc.(Æ)(Ð) 1,059 3
Digi International, Inc.(Æ) 3,349 116
DigitalBridge Group, Inc. 12,807 160
DigitalOcean Holdings, Inc.(Æ) 2,261 82
Diodes, Inc.(Æ) 2,816 183
DocuSign, Inc.(Æ)(Û) 310 17
Domo, Inc. Class B(Æ) 770 14
Donnelley Financial Solutions, Inc.(Æ) 3,227 119
DoubleVerify Holdings, Inc.(Æ) 15,427 422
Dropbox, Inc. Class A(Æ)(Û) 10,976 227
Duck Creek Technologies, Inc.(Æ) 1,824 22
EMCORE Corp.(Æ) 1,506 3
Endava PLC - ADR(Æ) 5,009 404
Everbridge, Inc.(Æ)(Ð) 3,425 106
Evolent Health, Inc. Class A(Æ)(Û) 13,592 489
Expensify, Inc. Class A(Æ) 12,814 191
Extreme Networks, Inc.(Æ)(Ð) 5,928 77
Freshworks, Inc. Class A(Æ) 1,494 19
Genasys, Inc.(Æ) 59,828 166
GoDaddy, Inc. Class A(Æ)(Û) 904 64
Harmonic, Inc.(Æ) 27,612 361
IDT Corp. Class B(Æ) 5,121 127
Immersion Corp.(Æ) 13,301 73
Impinj, Inc.(Æ) 832 67
Infinera Corp.(Æ)(Ð) 15,813 77
Informatica, Inc. Class A(Æ) 2,660 53
Inseego Corp.(Æ) 57,737 120
Inspired Entertainment, Inc.(Æ) 2,940 26
iRobot Corp.(Æ) 4,003 225
Jabil Circuit, Inc. 4,052 234
JFrog, Ltd.(Æ) 3,630 80
Kaltura, Inc.(Æ)(Ñ) 53,452 118
KBR, Inc. 6,361 275
Kimball Electronics, Inc.(Æ) 236 4
Kulicke & Soffa Industries, Inc. 16,045 617
Kyndryl Holdings, Inc.(Æ)(Ð) 12,310 102

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lantronix, Inc.(Æ) 10,817 52
LivePerson, Inc.(Æ)(Ð) 4,865 46
Loyalty Ventures, Inc.(Æ) 856 1
Lyft, Inc. Class A(Æ) 9,771 129
Marqeta, Inc. Class A(Æ) 17,606 125
Maxar Technologies, Inc. 13,138 246
MaxLinear, Inc. Class A(Æ) 3,113 102
Model N, Inc.(Æ) 22,077 755
Momentive Global, Inc.(Æ) 36,563 213
NAPCO Security Technologies, Inc.(Æ) 35,653 1,036
nCino, Inc.(Æ) 2,968 101
NETGEAR, Inc.(Æ) 2,897 58
NetScout Systems, Inc.(Æ) 7,278 228
New Relic, Inc.(Æ) 2,558 147
nLight, Inc.(Æ) 34,460 326
Nutanix, Inc. Class A(Æ) 10,759 224
ON24, Inc.(Æ) 29,896 263
One Stop Systems, Inc.(Æ) 24,597 79
OneSpan, Inc.(Æ) 8,414 73
Ooma, Inc.(Æ) 16,056 197
Parsons Corp.(Æ) 1,218 48
PDF Solutions, Inc.(Æ) 22,410 549
Pegasystems, Inc. 7,924 255
PlayAGS, Inc.(Æ) 1,833 10
Playtika Holding Corp.(Æ) 5,446 51
Power Integrations, Inc. 1,764 113
Pure Storage, Inc. Class A(Æ)(Û) 7,953 218
Qualys, Inc.(Æ) 6,425 895
Quantum Corp.(Æ) 801 1
RADCOM, Ltd.(Æ) 10,957 125
Rambus, Inc.(Æ) 19,305 491
Ribbon Communications, Inc.(Æ) 5,068 11
Rimini Street, Inc.(Æ) 2,831 13
Sanmina Corp.(Æ) 3,190 147
ScanSource, Inc.(Æ) 497 13
SecureWorks Corp. Class A(Æ) 740 6
Semtech Corp.(Æ) 3,334 98
ShotSpotter, Inc.(Æ) 2,869 83
Shutterstock, Inc. 1,626 82
Silicon Laboratories, Inc.(Æ) 3,830 473
Simulations Plus, Inc. 27,957 1,356
SMART Global Holdings, Inc.(Æ) 15,443 245
SolarWinds Corp.(Æ) 1,950 15
Sonos, Inc.(Æ) 6,599 92
Sprout Social, Inc. Class A(Æ) 3,681 223
SPS Commerce, Inc.(Æ) 879 109
Super Micro Computer, Inc.(Æ) 2,921 161
Synaptics, Inc.(Æ) 866 86
Telos Corp.(Æ)(Ð) 2,683 24
Tenable Holdings, Inc.(Æ) 4,339 151
TrueCar, Inc.(Æ) 7,451 11
Unisys Corp.(Æ) 1,647 12
Upland Software, Inc.(Æ) 1,554 13
Varonis Systems, Inc.(Æ) 3,436 91
Verint Systems, Inc.(Æ) 2,649 89
Vimeo, Inc.(Æ)(Û) 27,019 108
Vishay Intertechnology, Inc. 7,343 131
VTEX Class A(Æ) 24,715 92
Wix.com, Ltd.(Æ) 2,617 205
Workiva, Inc.(Æ) 8,808 684
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yelp, Inc. Class A(Æ)(Û) 3,152 107
Yext, Inc.(Æ)(Ð) 7,284 32
23,299
Utilities - 4.7%
Allete, Inc. 10,292 515
Allot, Ltd.(Æ) 19,053 75
American States Water Co. 1,064 83
APA Corp.(Û) 1,056 36
Avista Corp. 4,974 184
Black Hills Corp. 1,239 84
Brigham Minerals, Inc. Class A 44,496 1,097
California Resources Corp. 9,106 350
California Water Service Group 1,696 89
Chesapeake Energy Corp. 1,451 137
Clearway Energy Operating LLC(Æ) 3,893 124
CNX Resources Corp.(Æ) 8,200 127
Cogent Communications Holdings, Inc. 1,722 90
Comstock Resources, Inc.(Æ)(Û) 6,100 105
Denbury, Inc.(Æ) 2,211 191
Earthstone Energy, Inc. Class A(Æ)(Ñ) 65,261 804
Evolution Petroleum Corp. 102,011 710
Excelerate Energy, Inc. Class A(Ñ) 9,525 223
Gulfport Energy Corp.(Æ) 944 83
Iridium Communications, Inc.(Æ) 2,769 123
Mammoth Energy Services, Inc.(Æ) 11,983 41
New Jersey Resources Corp. 2,763 107
Northern Oil and Gas, Inc. 4,589 126
Northwest Natural Holding Co. 7,507 326
NorthWestern Corp. 3,247 160
NRG Energy, Inc.(Û) 6,652 255
Oasis Petroleum, Inc. 2,169 297
ONE Gas, Inc. 1,102 78
Permian Resources Corp.(Æ) 30,058 204
Plains GP Holdings, LP Class A(Æ)(Û) 8,895 97
Portland General Electric Co. 4,569 199
RGC Resources, Inc. 13,630 287
Saturn Oil & Gas, Inc.(Æ) 30,158 52
SilverBow Resources, Inc.(Æ)(Ñ) 10,005 269
South Jersey Industries, Inc. 8,331 278
Spire, Inc. 4,211 262
Talos Energy, Inc.(Æ) 2,403 40
Unitil Corp. 6,669 310
US Cellular Corp.(Æ) 3,690 96
York Water Co. (The) 6,949 267
Ziff Davis, Inc.(Æ) 1,235 85
9,066
Total Common Stocks
(cost $196,976) 188,139
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Saturn Oil & Gas, Inc.(Æ)
2023 Warrants 15,079
2
Total Warrants and Rights
(cost $—) 2

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 5.5%
U.S. Cash Management Fund(@) 10,578,858 (∞) 10,576
Total Short-Term Investments
(cost $10,575) 10,576
Other Securities - 2.0%
U.S. Cash Collateral Fund(@)(×) 3,870,871 (∞)
3,871
Total Other Securities
(cost $3,871) 3,871
Total Investments - 105.2%
(identified cost $211,422) 202,588
Securities Sold Short - (3.1)%
Consumer Discretionary - (0.5)%
1847 Goedeker, Inc.(Æ) (4,200) (2)
Advanced Energy Industries, Inc. (638) (49)
Akoustis Technologies, Inc.(Æ) (1,870) (6)
Altice USA, Inc. Class A(Æ) (1,400) (8)
American Eagle Outfitters, Inc. (2,550) (25)
America's Car-Mart, Inc.(Æ) (268) (16)
AMMO, Inc.(Æ) (2,654) (8)
Asbury Automotive Group, Inc.(Æ) (358) (54)
Audacy, Inc.(Æ) (6,571) (3)
Boston Omaha Corp. Class A(Æ) (400) (9)
Byrna Technologies, Inc.(Æ) (875) (4)
Callaway Golf Co.(Æ) (6,371) (123)
CarParts.com, Inc.(Æ) (4,237) (22)
Carvana Co.(Æ) (2,658) (54)
Clarus Corp. (1,507) (20)
Clear Channel Worldwide Holdings, Inc.(Æ) (12,125) (17)
Conn's, Inc.(Æ) (446) (3)
CuriosityStream, Inc.(Æ) (1,172) (2)
Dream Finders Homes, Inc. Class A(Æ) (1,450) (15)
Duluth Holdings, Inc. Class B(Æ) (613) (4)
fuboTV, Inc.(Æ) (898) (3)
Genius Brands International, Inc.(Æ) (4,900) (3)
GrowGeneration Corp.(Æ) (1,166) (4)
H&R Block, Inc. (2,417) (103)
iHeartMedia, Inc. Class A(Æ) (1,804) (13)
Innovid Corp.(Æ) (1,081) (3)
LGI Homes, Inc.(Æ) (308) (25)
MicroVision, Inc.(Æ) (3,616) (13)
Motorcar Parts of America, Inc.(Æ) (543) (8)
Nerdy, Inc.(Æ) (2,649) (6)
OptimizeRx Corp.(Æ) (1,832) (27)
Party City Holdco, Inc.(Æ) (7,739) (12)
Patrick Industries, Inc. (30) (1)
PLBY Group, Inc.(Æ) (721) (3)
Pool Corp. (326) (104)
Rocket Lab USA, Inc.(Æ) (3,560) (14)
Rocky Brands, Inc. (142) (3)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Skillsoft Corp.(Æ) (3,400) (6)
Strategic Education, Inc.(Æ) (403) (25)
TechTarget, Inc.(Æ) (467) (28)
Traeger, Inc.(Æ) (2,898) (8)
Virgin Galactic Holdings, Inc.(Æ) (1,002) (5)
XPEL, Inc.(Æ) (1,192) (77)
(938)
Consumer Staples - (0.2)%
22nd Century Group, Inc.(Æ) (9,648) (9)
Beauty Health Co. (The)(Æ) (1,594) (19)
Cadiz, Inc.(Æ) (741) (1)
Freshpet, Inc.(Æ) (1,802) (90)
Limoneira Co. (175) (2)
MGP Ingredients, Inc. (855) (91)
PetMed Express, Inc. (2,091) (41)
Utz Brands, Inc. (1,492) (23)
WD-40 Co. (220) (39)
Zevia PBC Class A(Æ) (807) (3)
(318)
Energy - (0.1)%
Aemetis, Inc.(Æ) (880) (5)
Archaea Energy, Inc.(Æ) (1,086) (20)
Cleanspark, Inc.(Æ) (1,333) (4)
Enviva Inc. (145) (9)
FuelCell Energy, Inc.(Æ) (1,570) (5)
Gevo, Inc.(Æ) (3,202) (7)
Southwestern Energy Co.(Æ) (7,027) (43)
Sunnova Energy International, Inc.(Æ) (1,251) (28)
Sunrun, Inc.(Æ) (1,729) (48)
Uranium Energy Corp.(Æ) (22,450) (79)
(248)
Financial Services - (0.3)%
Arbor Realty Trust, Inc.(ö) (2,569) (30)
BRP Group, Inc. Class A(Æ) (2,966) (78)
Cohen & Steers, Inc. (900) (56)
Easterly Government Properties, Inc.(ö) (2,455) (39)
Franchise Group, Inc.(Æ) (2,537) (62)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (1,836) (55)
Hippo Holdings, Inc.(Æ) (324) (6)
Indus Realty Trust, Inc.(ö) (220) (12)
International Money Express, Inc.(Æ) (728) (17)
Kite Realty Group Trust(ö) (4,419) (76)
Legacy Housing Corp.(Æ) (280) (5)
New York Mortgage Trust, Inc.(ö) (12,100) (28)
Orchid Island Capital, Inc.(ö) (4,487) (37)
Performant Financial Corp.(Æ) (2,133) (4)
Progyny, Inc.(Æ) (1,060) (38)
StepStone Group, Inc. Class A (3,041) (74)
(617)
Health Care - (0.9)%
Absci Corp.(Æ) (2,225) (7)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AdaptHealth Corp.(Æ) (6,396) (120)
Allovir, Inc.(Æ) (667) (5)
Alphatec Holdings, Inc.(Æ) (5,527) (48)
Anavex Life Sciences Corp.(Æ) (1,008) (10)
Apollo Medical Holdings, Inc.(Æ) (162) (6)
Arcturus Therapeutics, Inc.(Æ) (479) (7)
Atossa Therapeutics, Inc.(Æ) (7,530) (6)
AVEO Pharmaceuticals, Inc.(Æ) (277) (2)
BioLife Solutions, Inc.(Æ) (2,464) (56)
Bionano Genomics, Inc.(Æ) (17,485) (32)
Bioventus, Inc. Class A(Æ) (1,382) (10)
Brookdale Senior Living, Inc. Class A(Æ) (1,000) (4)
Cano Health, Inc.(Æ) (9,138) (79)
Cardiff Oncology, Inc.(Æ) (1,714) (3)
Citius Pharmaceuticals, Inc.(Æ) (11,944) (14)
ClearPoint Neuro, Inc.(Æ) (1,103) (11)
Clover Health Investments Corp.(Æ) (4,540) (8)
Collegium Pharmaceutical, Inc.(Æ) (539) (9)
CorMedix, Inc.(Æ) (2,973) (8)
Cytokinetics, Inc.(Æ) (622) (30)
DarioHealth Corp.(Æ) (1,049) (5)
Day One Biopharmaceuticals, Inc.(Æ) (346) (7)
Eiger BioPharmaceuticals, Inc.(Æ) (2,065) (16)
Evolus, Inc.(Æ) (1,565) (13)
EyePoint Pharmaceuticals, Inc.(Æ) (1,211) (10)
Fate Therapeutics, Inc.(Æ) (1,472) (33)
Geron Corp.(Æ) (17,430) (41)
ICU Medical, Inc.(Æ) (536) (81)
ImmunityBio, Inc.(Æ) (2,822) (14)
Inotiv, Inc.(Æ) (1,978) (33)
Inovio Pharmaceuticals, Inc.(Æ) (4,240) (7)
Invitae Corp.(Æ) (2,739) (7)
iRhythm Technologies, Inc.(Æ) (606) (76)
Joint Corp. (The)(Æ) (1,806) (28)
Karuna Therapeutics, Inc.(Æ) (420) (94)
KemPharm, Inc.(Æ) (1,048) (7)
Kinnate Biopharma, Inc.(Æ) (359) (4)
Krystal Biotech, Inc.(Æ) (1,235) (86)
Lantheus Holdings, Inc.(Æ) (1,636) (115)
Nkarta, Inc.(Æ) (745) (10)
OncoCyte Corp.(Æ) (2,924) (2)
Outlook Therapeutics, Inc.(Æ) (4,149) (5)
Pacific Biosciences of California, Inc.(Æ) (1,022) (6)
Pardes Biosciences, Inc.(Æ) (900) (2)
Point Biopharma Global, Inc.(Æ) (1,418) (11)
Relay Therapeutics, Inc.(Æ) (2,035) (46)
Repligen Corp.(Æ) (535) (100)
Seelos Therapeutics, Inc.(Æ) (3,869) (4)
Sharecare, Inc.(Æ) (2,450) (5)
SIGA Technologies, Inc. (876) (9)
SomaLogic, Inc.(Æ) (1,000) (3)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sorrento Therapeutics, Inc.(Æ) (414) (1)
Syndax Pharmaceuticals, Inc.(Æ) (2,492) (60)
Teladoc Health, Inc.(Æ) (734) (19)
TFF Pharmaceuticals, Inc.(Æ) (678) (3)
TransMedics Group, Inc.(Æ) (606) (25)
Twist Bioscience Corp.(Æ) (796) (28)
Vaxart, Inc.(Æ) (3,687) (8)
Veracyte, Inc.(Æ) (4,952) (82)
Vericel Corp.(Æ) (1,437) (33)
Vicarious Surgical, Inc.(Æ) (1,557) (5)
Xeris Biopharma Holdings, Inc.(Æ) (4,900) (8)
Y-mAbs Therapeutics, Inc.(Æ) (1,940) (28)
(1,655)
Materials and Processing - (0.1)%
Amyris, Inc.(Æ) (4,182) (12)
Global Industrial Co.(Æ) (124) (3)
Haynes International, Inc. (590) (21)
Lawson Products, Inc.(Æ) (244) (7)
Quaker Chemical Corp. (440) (64)
RBC Bearings, Inc.(Æ) (435) (90)
ThredUp, Inc. Class A(Æ) (1,621) (3)
(200)
Producer Durables - (0.4)%
908 Devices, Inc.(Æ) (143) (2)
Aeva Technologies, Inc.(Æ) (4,610) (9)
Affirm Holdings, Inc.(Æ) (35) (1)
Aurora Innovation, Inc.(Æ) (7,180) (16)
CryoPort, Inc.(Æ) (1,377) (34)
Fox Factory Holding Corp.(Æ) (1,254) (99)
FTI Consulting, Inc.(Æ) (517) (86)
GATX Corp. (874) (74)
Hydrofarm Holdings Group, Inc.(Æ) (4,274) (8)
Latham Group, Inc.(Æ) (1,607) (6)
LCI Industries (469) (48)
Magnite, Inc.(Æ) (809) (5)
Maximus, Inc. (1,617) (94)
Mirion Technologies, Inc.(Æ) (2,835) (21)
Paymentus Holdings, Inc. Class A(Æ) (2,188) (21)
Payoneer Global, Inc.(Æ) (3,753) (23)
Proterra, Inc.(Æ) (921) (5)
PureCycle Technologies, Inc.(Æ) (4,141) (33)
Repay Holdings Corp.(Æ) (2,259) (16)
Wheels Up Experience, Inc.(Æ) (6,707) (8)
Workhorse Group, Inc.(Æ) (2,919) (8)
Xometry, Inc. Class A(Æ) (1,388) (78)
Xos, Inc.(Æ) (2,100) (2)
(697)
Technology - (0.5)%
A10 Networks, Inc. (1,494) (20)
ACV Auctions, Inc. Class A(Æ) (2,160) (16)
Aehr Test Systems(Æ) (1,334) (19)
Appian Corp. Class A(Æ) (96) (4)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AppLovin Corp. Class A(Æ) (3,364) (66)
Atomera, Inc.(Æ) (823) (8)
AvePoint, Inc.(Æ) (2,846) (11)
Bentley Systems, Inc. Class B (3,140) (96)
Bumble, Inc. Class A(Æ) (3,815) (82)
Cardlytics, Inc.(Æ) (1,412) (13)
Cargurus, Inc.(Æ) (2,127) (30)
Cars.com, Inc.(Æ) (1,194) (14)
Digimarc Corp.(Æ) (1,133) (15)
Digital Turbine, Inc.(Æ) (360) (5)
E2open Parent Holdings, Inc.(Æ) (10,166) (62)
Frontier Communications Parent, Inc.(Æ) (4,015) (94)
Latch, Inc.(Æ) (3,593) (3)
Model N, Inc.(Æ) (770) (26)
nCino, Inc.(Æ) (2,376) (81)
Nextdoor Holdings, Inc.(Æ) (900) (3)
Olo, Inc. Class A(Æ) (4,682) (37)
Ondas Holdings, Inc.(Æ) (2,338) (9)
Opendoor Technologies, Inc.(Æ) (918) (3)
Ouster, Inc.(Æ) (10,848) (10)
PAR Technology Corp.(Æ) (2,830) (84)
Porch Group, Inc.(Æ) (8,941) (20)
Rackspace Technology, Inc.(Æ) (1,897) (8)
Rekor Systems, Inc.(Æ) (4,496) (4)
Skillz, Inc.(Æ) (22,320) (23)
ViaSat, Inc.(Æ) (1,195) (36)
Wolfspeed, Inc.(Æ) (1,281) (133)
(1,035)
Utilities - (0.1)%
Civitas Resources, Inc. (1,828) (105)
Crescent Energy Co. Class A (551) (7)
Lumen Technologies, Inc. (989) (7)
New Fortress Energy, Inc. (882) (39)
Tellurian, Inc.(Æ) (4,001) (10)
(168)
Total Securities Sold Short
(proceeds $7,814) (5,876)
Other Assets and Liabilities,
Net - (2.1)%
(4,061)
Net Assets - 100.0%
192,651

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
E-Mini Russell 2000 Index Futures 121 USD 10,102 12/22 (1,158)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,158)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 19,740 $ — $ —
$ —
$ 19,740
Consumer Staples 9,177 — —
—
9,177
Energy 6,27 3 — —
—
6,27 3
Financial Services 40,5 68 — —
—
40,5 68
Health Care 34,889 — 1
—
34,890
Materials and Processing 13,434 — —
—
13,434
Producer Durables 31,69 2 — —
—
31,69 2
Technology 23,29 9 — —
—
23,29 9
Utilities 9,066 — —
—
9,066
Warrants and Rights 2 — — — 2
Short-Term Investments — — — 10,576 10,576
Other Securities — — — 3,871 3,871
Total Investments
188,14 0 — 1 14,447 202,5 8 8
Securities Sold Short
**
(5,87 6 ) — — — (5,87 6 )
Other Financial Instruments
Liabilities
Futures Contracts (1,158) — — — (1,158)
Total Other Financial Instruments
*
$ (1,158) $ — $ — $ — $ (1,158)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2022, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.1%
Argentina - 0.0%
YPF SA - ADR(Æ) 17,193 107
Australia - 2.1%
Ampol , Ltd. 8,836 163
APA Group 479 3
ASX, Ltd. - ADR 567 26
Australia & New Zealand Banking
Group, Ltd. - ADR 7,830 114
BHP Group, Ltd. 30,627 769
BHP Group, Ltd. - ADR 35,652 888
BlueScope Steel, Ltd. 5,497 53
Commonwealth Bank of Australia
- ADR 21,539 1,253
CSL, Ltd. 1,402 254
Dexus Property Group(ö) 15,596 77
Fortescue Metals Group, Ltd. 35,403 379
Insurance Australia Group, Ltd.(Æ) 100,462 296
Macquarie Group, Ltd. 1,403 136
Magellan Financial Group, Ltd. - ADR 3,288 23
Medibank Pvt , Ltd. 114,309 254
National Australia Bank, Ltd. - ADR 8,328 153
Rio Tinto, Ltd. - ADR 1,934 115
South32, Ltd. Class B 158,088 365
Wesfarmers, Ltd.(Æ) 3,132 85
Westpac Banking Corp. 8,817 116
Woodside Energy Group, Ltd. 11,976 245
5,767
Austria - 0.4%
ams AG(Æ) 20,386 127
Erste Group Bank AG 37,562 823
Mondi PLC 17,109 264
1,214
Belgium - 0.4%
Ageas SA 11,060 401
Etablissements Franz Colruyt NV 5,680 124
KBC Groep NV 597 28
UCB SA 6,439 446
999
Brazil - 0.8%
Ambev SA 436,500 1,258
Atacadao SA 30,200 108
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 42,468 390
Telefonica Brasil SA 40,319 303
Ultrapar Participacoes SA 83,200 181
2,240
Canada - 4.6%
Agnico Eagle Mines, Ltd. 1,706 72
Alimentation Couche-Tard, Inc. 3,568 144
ARC Resources, Ltd. 21,202 255
B2Gold Corp. 80,860 260
Bank of Montreal 1,995 175
Bank of Nova Scotia (The) 5,649 269
Barrick Gold Corp. 32,708 507
CAE, Inc.(Æ) 84,044 1,289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cameco Corp. Class A 10,544 280
Canadian Imperial Bank of Commerce 3,336 146
Canadian National Railway Co. 14,308 1,545
CGI Group, Inc.(Æ) 1,863 140
Dollarama , Inc. 9,417 541
Emera , Inc. 1,665 67
Enbridge, Inc. 8,919 331
George Weston, Ltd. 1,055 110
Great-West Lifeco , Inc. 3,162 68
iA Financial Corp., Inc. 1,405 71
Kinross Gold Corp.(Ñ) 67,247 253
Loblaw Cos., Ltd. 2,236 177
Metro, Inc. Class A 5,571 279
National Bank of Canada 4,041 253
Open Text Corp. 2,344 62
Royal Bank of Canada - GDR 18,544 1,670
Saputo, Inc. - ADR 1,942 46
Stantec , Inc. 11,847 520
Sun Life Financial, Inc. 24,322 967
TC Energy Corp.(Æ) 5,675 229
TELUS Corp. 6,954 138
Thomson Reuters Corp.(Æ) 1,222 125
Toronto-Dominion Bank (The) 23,758 1,457
12,446
China - 1.4%
Alibaba Group Holding, Ltd.(Æ) 79,814 801
Dongfeng Motor Group Co., Ltd. Class
H 626,000 333
Tencent Holdings, Ltd. 58,684 1,981
Trip.com Group, Ltd. - ADR(Æ) 24,356 665
3,780
Denmark - 0.9%
AP Moller - Maersk A/S Class B 302 547
Carlsberg A/S Class B 1,106 129
Chr Hansen Holding A/S 1,924 94
Coloplast A/S Class B 975 99
Danske Bank A/S 39,425 488
DSV A/S 4,728 548
Novo Nordisk A/S Class B 5,294 528
Novozymes A/S Class B 1,505 75
Tryg A/S 3,314 68
2,576
Finland - 1.8%
Elisa OYJ 8,413 382
Kone OYJ Class B 12,150 468
Neste OYJ 1,690 73
Nokia OYJ 467,624 1,997
Nordea Bank Abp 21,407 183
Orion OYJ Class B 3,235 136
Sampo OYJ Class A 14,622 624
UPM- Kymmene OYJ 23,472 746
Wartsila OYJ Abp Class B 44,784 285
4,894
France - 9.1%
Accor SA(Æ) 66,407 1,386
Air Liquide SA Class A 1,427 162
Airbus Group SE 8,505 735

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amundi SA(Þ) 18,156 753
AXA SA 42,692 935
BNP Paribas SA 13,631 575
Bouygues SA - ADR 15,692 409
Bureau Veritas SA 26,780 598
Capgemini SE 3,767 602
Carrefour SA 28,444 394
Cie de Saint-Gobain SA 17,264 616
Danone SA 2,699 127
Dassault Aviation SA 5,495 624
Dassault Systemes SE 2,279 78
Edenred 2,958 136
Eiffage SA 915 73
Engie SA 68,330 784
Euroapi SA(Æ) 823 14
Gecina SA(ö) 699 54
Hermes International 176 207
Legrand SA - ADR 1,065 69
L'Oreal SA 3,938 1,254
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,858 2,269
Michelin (CGDE) 69,568 1,550
Orange SA - ADR 67,661 612
Pernod Ricard SA 936 171
Publicis Groupe SA - ADR 16,975 803
Remy Cointreau SA 591 98
Renault SA(Æ) 14,776 397
Rexel SA Class H(Æ) 136,563 2,031
Sanofi - ADR 29,027 2,216
Schneider Electric SE 8,105 909
SCOR SE - ADR 26,641 386
SEB SA 673 42
Societe Generale SA 26,038 517
Teleperformance - GDR 506 128
TotalEnergies SE 36,634 1,724
Vinci SA 3,055 245
Vivendi SE - ADR 17,094 132
24,815
Germany - 4.5%
adidas AG 7,706 894
Allianz SE 1,463 232
BASF SE 24,285 941
Beiersdorf AG 1,398 138
Brenntag SE 2,346 143
CECONOMY AG 49,527 58
Continental AG 5,467 246
Covestro AG(Þ) 47,644 1,377
Daimler Truck Holding AG(Æ) 66,018 1,511
Deutsche Boerse AG 5,411 891
Deutsche Telekom AG 18,000 309
E.ON SE 16,754 130
Fresenius Medical Care AG & Co. 26,328 748
Fresenius SE & Co. KGaA 25,670 550
Hannover Rueck SE 3,132 473
HeidelbergCement AG 13,692 548
Henkel AG & Co. KGaA 1,723 98
Infineon Technologies AG - ADR 19,987 443
LEG Immobilien SE 1,567 94
Mercedes-Benz Group AG 7,426 380
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG 3,841 929
SAP SE - ADR 2,452 202
Siemens AG 5,132 508
Symrise AG 1,220 120
Vonovia SE 2,792 61
Zalando SE(Æ)(Þ) 12,938 257
12,281
Hong Kong - 3.0%
AIA Group, Ltd. 194,139 1,612
CK Asset Holdings, Ltd. 104,549 627
CK Hutchison Holdings, Ltd. Class B 13,313 73
CK Infrastructure Holdings, Ltd. 7,500 38
CLP Holdings, Ltd. 98,000 738
Galaxy Entertainment Group, Ltd. 208,869 1,220
Hang Seng Bank, Ltd. 34,400 520
Hong Kong Exchanges & Clearing, Ltd. 10,000 340
Link Real Estate Investment Trust(ö) 17,200 120
Power Assets Holdings, Ltd. 65,500 327
Sun Hung Kai Properties, Ltd. 8,500 93
Techtronic Industries Co., Ltd. 229,771 2,172
WH Group, Ltd.(Þ) 290,500 183
Xinyi Glass Holdings, Ltd. 74,000 107
8,170
India - 1.3%
Canara Bank 95,649 266
Housing Development Finance Corp.,
Ltd. 89,149 2,483
Oil & Natural Gas Corp., Ltd. 109,584 169
Reliance Industries, Ltd. - GDR(Þ) 12,031 700
3,618
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 726,473 445
Ireland - 4.2%
Accenture PLC Class A 7,785 2,003
AIB Group PLC 128,535 310
Allegion PLC 14,817 1,329
Aon PLC Class A 6,353 1,702
Bank of Ireland Group PLC 151,434 968
CRH PLC 2,291 73
Flutter Entertainment PLC(Æ) 5,517 605
James Hardie Industries PLC 15,048 293
Kerry Group PLC Class A 18,277 1,624
Linde PLC 8,055 2,202
Ryanair Holdings PLC - ADR(Æ) 6,937 405
11,514
Israel - 0.2%
Bank Hapoalim BM 14,903 125
Bank Leumi Le-Israel BM 12,839 109
Check Point Software Technologies,
Ltd.(Æ) 1,425 160
Israel Discount Bank, Ltd. Class A 18,095 91
Mizrahi Tefahot Bank, Ltd. 2,374 83
568

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 1.8%
Assicurazioni Generali SpA 41,305 562
BPER Banca 143,561 219
Davide Campari-Milano NV(Æ) 67,623 600
Enel SpA 156,558 642
Eni SpA - ADR 76,618 813
FinecoBank Banca Fineco SpA 48,968 602
Moncler SpA 9,504 390
Recordati SpA 1,796 66
Snam Rete Gas SpA 27,986 113
Terna Rete Elettrica Nazionale SpA 4,731 29
UniCredit SpA 73,502 743
4,779
Japan - 18.0%
Ajinomoto Co., Inc. 5,200 142
Alfresa Holdings Corp. 15,500 180
Alps Alpine Co., Ltd. 25,300 183
Astellas Pharma, Inc. 59,000 780
Benesse Holdings, Inc. 3,100 46
Bridgestone Corp. 11,100 359
Brother Industries, Ltd. 8,600 148
Canon, Inc. 43,500 949
Casio Computer Co., Ltd. 6,000 53
Concordia Financial Group, Ltd. 34,900 108
Dai-ichi Life Holdings, Inc. 33,750 536
Daiichi Sankyo Co., Ltd. 28,900 804
Daito Trust Construction Co., Ltd. 3,000 282
Daiwa House Industry Co., Ltd. 7,500 153
Daiwa House REIT Investment Corp.(ö) 26 54
Daiwa Securities Group, Inc. 29,000 114
DeNA Co., Ltd. 16,800 213
Eisai Co., Ltd. 11,040 592
Fuji Media Holdings, Inc. 12,900 95
FUJIFILM Holdings Corp. 2,000 92
Fukuoka Financial Group, Inc. 24,800 440
Hino Motors, Ltd. 64,900 268
Honda Motor Co., Ltd. 47,771 1,041
Iida Group Holdings Co., Ltd. 27,100 368
Inpex Corp. 42,700 401
Isuzu Motors, Ltd. 141,900 1,568
ITOCHU Corp. 9,000 218
Japan Airlines Co., Ltd.(Æ) 27,300 488
Japan Exchange Group, Inc. 22,000 297
Japan Post Bank Co., Ltd. Class A 4,600 32
Japan Post Holdings Co., Ltd. 27,000 179
Japan Real Estate Investment Corp.(ö) 13 54
Japan Tobacco, Inc. 64,500 1,059
JGC Holdings Corp. 25,100 315
Kajima Corp. 9,000 85
Kansai Electric Power Co., Inc. (The) 18,000 150
Kao Corp. 20,300 823
KDDI Corp. 40,000 1,173
Keyence Corp. 4,800 1,593
Kirin Holdings Co., Ltd. 28,100 433
Komatsu, Ltd. 75,700 1,368
Kyocera Corp. 17,900 905
Lion Corp. 7,900 89
Makita Corp. 17,068 331
McDonald's Holdings Co. Japan, Ltd. 5,200 181
Medipal Holdings Corp. 13,000 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MEIJI Holdings Co., Ltd. 10,500 466
Menicon Co., Ltd. 38,000 771
Mitsubishi Corp. 6,200 170
Mitsubishi Electric Corp. 68,400 618
Mitsubishi Estate Co., Ltd. 43,200 567
Mitsubishi Heavy Industries, Ltd. 6,400 213
Mitsubishi UFJ Financial Group, Inc. 167,400 755
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 45,800 197
Mitsui & Co., Ltd. 21,200 455
Mizuho Financial Group, Inc. 10,800 117
MS&AD Insurance Group Holdings,
Inc. 34,000 900
Murata Manufacturing Co., Ltd. 7,146 328
Nidec Corp. 8,300 468
Nikon Corp. 28,100 266
Nintendo Co., Ltd. 17,100 692
Nippon Building Fund, Inc.(ö) 24 106
Nippon Prologis, Inc.(Æ)(ö) 41 89
Nippon Telegraph & Telephone Corp. 6,306 170
Nippon Television Holdings, Inc. 21,200 170
Nissan Motor Co., Ltd. 102,700 328
Nisshin Seifun Group, Inc. 3,900 40
Nitori Holdings Co., Ltd. 600 50
Nitto Denko Corp. 5,800 314
Nomura Holdings, Inc. 50,800 168
Obayashi Corp. 11,200 72
Oji Holdings Corp. 40,700 151
Ono Pharmaceutical Co., Ltd. 42,091 979
ORIX Corp. 1,200 17
Orix JREIT, Inc.(ö) 47 60
Osaka Gas Co., Ltd. 7,900 119
Otsuka Corp. 3,600 112
Otsuka Holdings Co., Ltd. 23,200 736
Panasonic Holdings Corp. 25,437 179
Pigeon Corp. 4,700 69
Resona Holdings, Inc. 350,500 1,279
SCSK Corp. 2,200 33
Secom Co., Ltd. 2,600 148
Sekisui Chemical Co., Ltd. 15,700 192
Sekisui House, Ltd. 12,800 213
Seven & i Holdings Co., Ltd. 5,300 213
Shimamura Co., Ltd. 2,241 189
Shimizu Corp. 19,500 96
Shin-Etsu Chemical Co., Ltd. 20,335 2,018
Shiseido Co., Ltd. 27,900 977
Shizuoka Bank, Ltd. (The)(Š) 13,000 80
SMC Corp. 1,100 444
SoftBank Group Corp. 8,700 87
Sohgo Security Services Co., Ltd. 5,100 128
Sony Group Corp. 8,410 541
Stanley Electric Co., Ltd. 18,239 286
Subaru Corp. 79,444 1,192
Sumitomo Electric Industries, Ltd. 46,600 473
Sumitomo Heavy Industries, Ltd. 14,200 263
Sumitomo Mitsui Financial Group, Inc. 31,100 865
Sumitomo Mitsui Trust Holdings, Inc. 23,200 656
Sumitomo Rubber Industries, Ltd. 21,900 175
Suntory Beverage & Food, Ltd. 2,100 75
T&D Holdings, Inc. 91,300 863

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiheiyo Cement Corp. 14,200 201
Taisei Corp. 4,100 114
Takeda Pharmaceutical Co., Ltd. 46,600 1,210
THK Co., Ltd. 18,700 324
Tokio Marine Holdings, Inc. 7,500 133
Tokyo Electron, Ltd. 5,070 1,254
Tokyo Gas Co., Ltd. 9,600 162
Toray Industries, Inc. 121,500 596
Toyota Industries Corp. 13,100 624
Toyota Motor Corp. 27,800 362
Trend Micro, Inc. 6,100 330
Tsuruha Holdings, Inc. 4,400 257
USS Co., Ltd. 8,100 125
Yakult Honsha Co., Ltd. 1,300 76
Yamaha Motor Co., Ltd. 20,200 379
Yamato Holdings Co., Ltd. 33,894 507
48,959
Luxembourg - 0.6%
ArcelorMittal SA(Æ) 36,735 735
Eurofins Scientific SE 13,735 814
RTL Group SA 6,660 212
1,761
Malaysia - 0.1%
CIMB Group Holdings BHD 252,610 278
Mexico - 0.4%
America Movil SAB de CV Class L
- ADR 3,245 53
Grupo Televisa SAB - ADR 209,660 1,128
1,181
Netherlands - 5.4%
ABN AMRO Bank NV(Þ) 40,611 364
Adyen NV(Æ)(Þ) 324 403
Akzo Nobel NV 1,051 59
ASML Holding NV 2,442 1,013
Euronext NV(Þ) 1,693 107
Ferrari NV 3,512 655
Heineken Holding NV 1,598 109
Heineken NV 29,997 2,631
ING Groep NV 181,060 1,552
Koninklijke Ahold Delhaize NV 7,662 195
Koninklijke DSM NV 358 41
Koninklijke Philips NV 56,250 869
NN Group NV 2,396 93
PostNL NV - ADR 55,011 92
Randstad NV(Ñ) 36,337 1,571
Shell PLC 157,263 3,917
Universal Music Group NV 51,070 963
VEON, Ltd.(Æ) 134,442 43
Wolters Kluwer NV 1,740 169
14,846
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 78,108 805
Spark New Zealand, Ltd. 67,788 190
995
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.4%
DNB Bank ASA 6,002 95
Gjensidige Forsikring ASA 3,802 65
Mowi ASA 23,919 303
Norsk Hydro ASA 13,400 72
Orkla ASA 43,997 319
Telenor ASA 11,896 109
Yara International ASA 2,286 80
1,043
Portugal - 0.1%
Energias de Portugal SA 7,648 33
Jeronimo Martins SGPS SA 6,794 127
160
Russia - 0.0%
Gazprom PJSC(Š) 114,398 —
Lukoil PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 23,156 535
Oversea-Chinese Banking Corp., Ltd. 15,292 125
Singapore Exchange, Ltd. 7,900 52
Singapore Technologies Engineering,
Ltd. 21,600 54
United Overseas Bank, Ltd. 6,400 116
Venture Corp., Ltd. 20,800 237
1,119
South Africa - 0.1%
MTN Group, Ltd. 12,114 80
Old Mutual, Ltd. 353,626 190
270
South Korea - 1.5%
Coway Co., Ltd. 7,405 278
Hankook Tire & Technology Co., Ltd. 8,269 203
Hyundai Mobis Co., Ltd. 2,747 366
KB Financial Group, Inc. 16,646 504
KT Corp. - ADR 45,450 555
LG Energy Solution, Ltd.(Æ) 1,596 472
POSCO Holdings, Inc. 1,421 209
Samsung Electronics Co., Ltd. 14,466 532
Shinhan Financial Group Co., Ltd. 41,871 974
4,093
Spain - 1.9%
Amadeus IT Group SA Class A(Æ) 19,195 889
CaixaBank SA 421,633 1,359
Cellnex Telecom SA(Þ) 40,645 1,253
Enagas SA 6,702 103
Endesa SA - ADR 16,318 245
Iberdrola SA 30,886 287
Industria de Diseno Textil SA 42,187 871
Red Electrica Corp. SA 7,686 118
Telefonica SA - ADR 27,730 91
5,216

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 2.1%
Alleima AB(Æ) 14,212 45
Assa Abloy AB Class B 37,797 706
Atlas Copco AB(Æ) 34,629 321
Boliden AB(Æ) 14,255 441
Essity Aktiebolag Class B 6,419 127
Hexagon AB(Æ) 109,643 1,016
Investor AB Class B 5,909 86
Kinnevik AB Class B(Æ) 2,854 37
Sandvik AB 71,060 968
Securitas AB Class B 9,746 68
Skandinaviska Enskilda Banken AB
Class A 10,055 95
Skanska AB Class B 4,372 54
SKF AB Class B 39,065 522
Svenska Handelsbanken AB Class A 12,929 106
Swedbank AB Class A 4,857 64
Swedish Match AB 99,555 986
5,642
Switzerland - 9.1%
ABB, Ltd. 22,232 572
Adecco Group AG 19,012 522
Alcon, Inc. 8,908 516
Baloise Holding AG 608 78
Barry Callebaut AG 32 60
Chocoladefabriken Lindt & Spruengli
AG 15 234
Cie Financiere Richemont SA Class A 7,137 670
Credit Suisse Group AG Class A 69,553 274
EMS- Chemie Holding AG 340 214
Geberit AG 193 83
Givaudan SA 37 112
Glencore PLC 93,762 495
Julius Baer Group, Ltd. 16,910 736
Kuehne & Nagel International AG 320 65
LafargeHolcim , Ltd.(Æ) 15,629 638
Lonza Group AG 1,144 556
Nestle SA 39,200 4,244
Novartis AG 41,152 3,137
Partners Group Holding AG 1,431 1,150
Roche Holding AG 9,971 3,263
Schindler Holding AG 827 127
SGS SA 294 628
Sika AG 608 122
Swatch Group AG (The) Class B 2,264 508
Swiss Life Holding AG 189 83
Swiss Prime Site AG Class A 1,463 116
Swisscom AG 1,574 735
UBS Group AG 278,838 4,028
Zurich Insurance Group AG 2,500 994
24,960
Taiwan - 2.2%
Catcher Technology Co., Ltd. 76,513 413
Hon Hai Precision Industry Co., Ltd. 669,184 2,137
Taiwan Semiconductor Manufacturing
Co., Ltd. 113,000 1,485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 28,403 1,947
5,982
Thailand - 0.2%
Kasikornbank PCL 144,900 550
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 135
Turkcell Iletisim Hizmetleri AS 150,487 161
296
United Kingdom - 10.1%
Anglo American PLC 42,750 1,291
AstraZeneca PLC 12,507 1,375
Aviva PLC 100,651 432
Babcock International Group PLC(Æ) 62,099 192
BAE Systems PLC 12,460 109
Barclays PLC 293,117 467
Barratt Developments PLC 13,355 51
Berkeley Group Holdings PLC 6,373 234
BP PLC 302,460 1,438
British American Tobacco PLC 304 11
British Land Co. PLC (The)(ö) 52,154 201
BT Group PLC 309,294 418
Centrica PLC 76,427 60
Compass Group PLC 65,665 1,313
Croda International PLC(Æ) 1,764 126
Diageo PLC 25,269 1,059
Direct Line Insurance Group PLC 51,660 106
easyJet PLC(Æ) 76,177 250
Endeavour Mining PLC 12,698 234
Experian PLC 7,454 219
Ferguson PLC 621 65
Haleon PLC(Æ) 693,118 2,146
Halma PLC 3,228 73
HSBC Holdings PLC 266,529 1,381
Intermediate Capital Group PLC(Æ) 35,112 382
Intertek Group PLC 2,244 92
J Sainsbury PLC 633,834 1,224
John Wood Group PLC(Æ) 303,625 424
Johnson Matthey PLC 2,355 48
Kingfisher PLC 88,472 215
Land Securities Group PLC(ö) 34,795 200
Legal & General Group PLC 30,351 73
Lloyds Banking Group PLC 177,653 81
Marks & Spencer Group PLC(Æ) 46,873 51
Natwest Group PLC 179,530 448
Persimmon PLC Class A 12,329 170
Reckitt Benckiser Group PLC 9,025 596
RELX PLC 10,932 267
Rio Tinto PLC 19,126 1,036
Sage Group PLC (The) 14,612 112
Scottish & Southern Energy PLC 10,967 186
Segro PLC(ö) 55,749 467
Smith & Nephew PLC 8,755 101
Spirax-Sarco Engineering PLC 668 77
St. James's Place PLC 29,413 336
Standard Chartered PLC 249,840 1,571
Taylor Wimpey PLC 46,913 46
TechnipFMC PLC(Æ) 117,442 994

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tesco PLC 433,926 994
Travis Perkins PLC 72,850 627
Unilever PLC 27,199 1,197
United Utilities Group PLC 5,357 53
Vodafone Group PLC 215,987 243
Wausau Paper Corp. 70,885 587
Weir Group PLC (The) 82,479 1,270
27,419
United States - 1.3%
Amdocs, Ltd. 10,712 851
GSK Finance No. 3 PLC 11,730 171
Lululemon Athletica , Inc.(Æ) 2,256 631
Schlumberger, Ltd. 53,747 1,929
3,582
Total Common Stocks
(cost $312,546) 248,565
Preferred Stocks - 1.6%
Germany - 1.1%
Henkel AG & Co. KGaA
2.912% (Ÿ) 9,097 544
Porsche Automobil Holding SE
4.429% (Ÿ) 959 55
Sartorius AG
0.396% (Ÿ) 3,014 1,053
Volkswagen AG
5.813% (Ÿ) 11,862 1,465
3,117
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.097% (Ÿ) 41,315 1,344
Total Preferred Stocks
(cost $5,894) 4,461
Warrants and Rights - 0.0%
Australia - 0.0%
Magellan Financial Group, Ltd.(Æ)
2027 Warrants 411 —
Sweden - 0.0%
Securitas AB Class B(Æ)
2022  Rights 38,984 16
Total Warrants and Rights
(cost $24) 16
Short-Term Investments - 5.3%
United States - 5.3%
U.S. Cash Management Fund(@) 14,376,213 (∞) 14,372
Total Short-Term Investments
(cost $14,372) 14,372
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 1,568,625 (∞) 1,569
Total Other Securities
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(cost $1,569) 1,569
Total Investments - 98.6%
(identified cost $334,405) 268,983
Other Assets and Liabilities,
Net - 1.4%
3,897
Net Assets - 100.0%
272,880

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
ABN AMRO Bank NV 10/03/19 EUR 40,611 17.41 707
364
Adyen NV 07/25/19 EUR 324 946.15 307
403
Amundi SA 02/21/19 EUR 18,156 61.81 1,122
753
Cellnex Telecom SA 08/10/17 EUR 40,645 42.45 1,725
1,253
Covestro AG 08/15/19 EUR 47,644 43.01 2,049
1,377
Euronext NV 04/29/22 EUR 1,693 81.03 137
107
Reliance Industries, Ltd. 10/21/20 12,031 58.25 701
700
WH Group, Ltd. 06/26/19 HKD 290,500 0.83 241
183
Zalando SE 12/12/19 EUR 12,938 49.95 646 257
5,397
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 8 EUR 1,025 10/22
(50)
CAC40 Euro Index Futures 43 EUR 2,478 10/22
(129)
Dow Jones Index Futures 6 EUR 1,820 12/22
(105)
EURO STOXX 50 Index Futures 41 EUR 1,359 12/22
(80)
FTSE 100 Index Futures 68 GBP 4,702 12/22
(354)
FTSE/MIB Index Futures 6 EUR 616 12/22
(36)
Hang Seng Index Futures 3 HKD 2,582 10/22
(12)
IBEX 35 Index Futures 8 EUR 589 10/22
(47)
MSCI Singapore Index Futures 6 SGD 168 10/22
(1)
OMXS30 Index Futures 34 SEK 6,222 10/22
(20)
S&P/TSX 60 Index Futures 114 CAD 25,445 12/22
(1,136)
SPI 200 Index Futures 112 AUD 18,105 12/22
(940)
TOPIX Index Futures 31 JPY 569,160 12/22 (149)
Short Positions
MSCI Emerging Markets Index Futures 499 USD 21,744 12/22
2,679
S&P 500 E-Mini Index Futures 51 USD 9,184 12/22 1,292
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 912
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
Bank of America USD 1,509 CAD 2,000 12/21/22 (61)
Bank of America USD 1,394 CHF 1,350 12/21/22 (14)
Bank of America USD 649 EUR 664 10/04/22 1
Bank of America USD 832 EUR 850 12/21/22 6
Bank of America USD 1,414 GBP 1,300 12/21/22 39
Bank of America USD 2,044 JPY 290,000 12/21/22 (22)
Bank of America CHF 271 USD 276 10/04/22 2
Bank of America EUR 1,180 USD 1,190 12/21/22 27
Bank of America JPY 5,696 USD 39 10/03/22 —
Bank of America JPY 44,776 USD 310 10/04/22 —
Bank of Montreal USD 2,448 AUD 3,620 12/21/22 (130)
Bank of Montreal USD 3,975 CAD 5,226 12/21/22 (191)
Bank of Montreal USD 741 DKK 5,470 12/21/22 (15)
Bank of Montreal USD 1,321 GBP 1,139 12/21/22 (47)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
Bank of Montreal USD 1,500 JPY 212,103 12/21/22 (21)
Bank of Montreal USD 705 SEK 7,496 12/21/22 (26)
Bank of Montreal CHF 1,274 USD 1,337 12/21/22 36
Bank of Montreal EUR 813 USD 819 12/21/22 17
Bank of New York USD 2,447 AUD 3,620 12/21/22 (128)
Bank of New York USD 3,977 CAD 5,226 12/21/22 (192)
Bank of New York USD 741 DKK 5,470 12/21/22 (15)
Bank of New York USD 1,321 GBP 1,139 12/21/22 (48)
Bank of New York USD 1,502 JPY 212,103 12/21/22 (23)
Bank of New York USD 706 SEK 7,496 12/21/22 (27)
Bank of New York CHF 1,274 USD 1,338 12/21/22 36
Bank of New York EUR 813 USD 819 12/21/22 17
HSBC USD 2,441 AUD 3,620 12/21/22 (122)
HSBC USD 3,966 CAD 5,226 12/21/22 (181)
HSBC USD 740 DKK 5,470 12/21/22 (15)
HSBC USD 1,321 GBP 1,139 12/21/22 (48)
HSBC USD 1,501 JPY 212,103 12/21/22 (22)
HSBC USD 706 SEK 7,496 12/21/22 (27)
HSBC CHF 1,274 USD 1,336 12/21/22 35
HSBC EUR 813 USD 818 12/21/22 16
JPMorgan Chase USD 2,448 AUD 3,620 12/21/22 (129)
JPMorgan Chase USD 3,976 CAD 5,226 12/21/22 (190)
JPMorgan Chase USD 740 DKK 5,470 12/21/22 (15)
JPMorgan Chase USD 1,321 GBP 1,139 12/21/22 (48)
JPMorgan Chase USD 1,502 JPY 212,103 12/21/22 (23)
JPMorgan Chase USD 706 SEK 7,496 12/21/22 (27)
JPMorgan Chase CHF 1,274 USD 1,338 12/21/22 36
JPMorgan Chase EUR 813 USD 818 12/21/22 16
Royal Bank of Canada USD 2,443 AUD 3,620 12/21/22 (124)
Royal Bank of Canada USD 3,967 CAD 5,226 12/21/22 (183)
Royal Bank of Canada USD 740 DKK 5,470 12/21/22 (15)
Royal Bank of Canada USD 1,320 GBP 1,139 12/21/22 (47)
Royal Bank of Canada USD 1,501 JPY 212,103 12/21/22 (23)
Royal Bank of Canada USD 706 SEK 7,496 12/21/22 (27)
Royal Bank of Canada CHF 1,274 USD 1,337 12/21/22 36
Royal Bank of Canada EUR 813 USD 818 12/21/22 17
State Street USD 1,090 NOK 10,950 12/21/22 (82)
State Street HKD 2,630 USD 336 12/21/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,971)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 107 $ — $ —
$ —
$ 107
Australia — 5,767 —
—
5,767
Austria — 1,214 —
—
1,214
Belgium — 999 —
—
999
Brazil 2,240 — —
—
2,240
Canada 12,446 — —
—
12,446

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
China 665 3,115 —
—
3,780
Denmark — 2,576 —
—
2,576
Finland — 4,894 —
—
4,894
France — 24,815 —
—
24,815
Germany — 12,281 —
—
12,281
Hong Kong — 8,170 —
—
8,170
India — 3,618 —
—
3,618
Indonesia — 445 —
—
445
Ireland 5,439 6,075 —
—
11,514
Israel 160 408 —
—
568
Italy — 4,779 —
—
4,779
Japan — 48,879 80
—
48,959
Luxembourg — 1,761 —
—
1,761
Malaysia — 278 —
—
278
Mexico 1,181 — —
—
1,181
Netherlands 43 14,803 —
—
14,846
New Zealand — 995 —
—
995
Norway — 1,043 —
—
1,043
Portugal — 160 —
—
160
Russia — — —
—
—
Singapore — 1,119 —
—
1,119
South Africa — 270 —
—
270
South Korea 555 3,538 —
—
4,093
Spain — 5,216 —
—
5,216
Sweden 45 5,597 —
—
5,642
Switzerland — 24,960 —
—
24,960
Taiwan 1,947 4,035 —
—
5,982
Thailand — 550 —
—
550
Turkey — 296 —
—
296
United Kingdom 1,228 26,191 —
—
27,419
United States 3,411 171 —
—
3,582
Preferred Stocks — 4,461 — — 4,461
Warrants and Rights 16 — — — 16
Short-Term Investments — — — 14,372 14,372
Other Securities — — — 1,569 1,569
Total Investments 29,483 223,479 80 15,941 268,983
Other Financial Instruments
Assets
Futures Contracts 3,971 — — — 3,971
Foreign Currency Exchange Contracts 4 333 — — 337

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (3,059) — — — (3,059)
Foreign Currency Exchange Contracts — (2,308) — — (2,308)
Total Other Financial Instruments
*
$ 916 $ (1,975) $ — $ — $ (1,059)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
38,267
Consumer Staples ...............................................................................
20,993
Energy ................................................................................................
14,374
Financial Services ..............................................................................
58,804
Health Care ........................................................................................
23,210
Materials and Processing ...................................................................
24,784
Producer Durables ..............................................................................
33,216
Technology .........................................................................................
23,687
Utilities ...............................................................................................
11,230
Preferred Stocks
Consumer Discretionary ....................................................................
1,520
Consumer Staples ...............................................................................
544
Technology .........................................................................................
2,397
Warrants and Rights ...................................................................
16
Short-Term Investments .............................................................
14,372
Other Securities ...........................................................................
1,569
Total In vestments ............................................................................... 268,983

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments – 83.9%
Asset-Backed Securities - 2.3%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,437 1,428
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,765
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 761 702
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,498 1,348
Elmwood CLO 15, Ltd.
Series 2022-2A Class A1
1.981% due 04/22/35 (CME Term
SOFR 3 Month + 1.340%)(Ê)(Þ) 2,723 2,620
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
3.780% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,089
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 994 826
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 650 532
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 916 772
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 525 511
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,982
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 418 402
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,845 1,712
19,689
Corporate Bonds and Notes - 20.0%
3M Co.
3.000% due 08/07/25 837 796
3.700% due 04/15/50 30 22
Abbott Laboratories
4.750% due 11/30/36 80 78
4.900% due 11/30/46 30 29
AbbVie, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 05/14/25 60 58
Series WI
2.600% due 11/21/24 856 815
2.950% due 11/21/26 470 431
3.200% due 11/21/29 290 254
4.550% due 03/15/35 10 9
4.050% due 11/21/39 230 185
Africa Finance Corp.
3.125% due 06/16/25 800 721
Series REGS
3.875% due 04/13/24 900 864
Agilent Technologies, Inc.
2.100% due 06/04/30 989 775
Air Lease Corp.
3.375% due 07/01/25 410 382
1.875% due 08/15/26 350 297
Series MTN
0.700% due 02/15/24 570 533
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 782
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 840 805
2.000% due 05/18/32 210 154
3.000% due 05/18/51 150 91
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 806
Ally Financial, Inc.
8.000% due 11/01/31 554 579
Alphabet, Inc.
1.900% due 08/15/40 130 83
2.250% due 08/15/60 80 45
Altria Group, Inc.
4.400% due 02/14/26 112 108
4.800% due 02/14/29 40 37
2.450% due 02/04/32 560 395
10.200% due 02/06/39 22 28
3.400% due 02/04/41 370 233
5.375% due 01/31/44 643 521
3.875% due 09/16/46 70 44
Amazon.com, Inc.
2.100% due 05/12/31 250 203
3.600% due 04/13/32 120 109
2.500% due 06/03/50 140 87
3.950% due 04/13/52 50 41
Series WI
3.875% due 08/22/37 50 43
Ambac Assurance Corp.
5.100% due 12/31/99 (~)(Ê)(ƒ)( Þ) 1 1
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 330 345
5.500% due 04/20/26 (Þ) 100 94
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 13 11
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 160 145

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 62
American Homes 4 Rent, LP
2.375% due 07/15/31 1,020 769
American International Group, Inc.
4.750% due 04/01/48 40 34
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 861 793
American Tower Corp.
5.000% due 02/15/24 805 805
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 190 149
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 53
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 93
3.833% due 03/11/51 (Þ) 100 66
Amgen, Inc.
4.400% due 05/01/45 100 82
Series WI
4.663% due 06/15/51 50 42
Andeavor LLC
Series WI
5.125% due 12/15/26 225 214
Aon Corp.
8.205% due 01/01/27 172 178
Apache Corp.
7.750% due 12/15/29 30 31
4.750% due 04/15/43 80 60
4.250% due 01/15/44 60 42
Apple, Inc.
4.500% due 02/23/36 691 669
4.650% due 02/23/46 100 94
2.650% due 05/11/50 110 72
Applied Materials, Inc.
5.100% due 10/01/35 748 731
Ares Capital Corp.
3.250% due 07/15/25 914 835
AT&T, Inc.
3.800% due 02/15/27 150 141
6.950% due 01/15/28 450 469
4.300% due 02/15/30 70 64
4.500% due 05/15/35 150 130
4.350% due 06/15/45 26 20
3.300% due 02/01/52 10 6
3.500% due 02/01/61 220 138
Series WI
2.550% due 12/01/33 40 30
6.375% due 03/01/41 30 30
3.500% due 09/15/53 260 173
3.550% due 09/15/55 83 55
3.800% due 12/01/57 330 223
Avery Dennison Corp.
2.650% due 04/30/30 973 778
Aviation Capital Group LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 12/15/24 (Þ) 170 165
3.500% due 11/01/27 (Þ) 952 791
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 70 68
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 200 187
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 111
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 226
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 270 202
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 290 260
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 361
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 220 155
Series GMTN
3.500% due 04/19/26 80 75
Series MTN
4.000% due 01/22/25 45 44
4.450% due 03/03/26 30 29
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 100
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 445
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 164
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 870 644
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 58
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 24
Becton Dickinson and Co.
3.363% due 06/06/24 900 875
3.734% due 12/15/24 188 182
4.685% due 12/15/44 8 7
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 86
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 687
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30 994 762
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 649
Berry Global, Inc.
Series WI
0.950% due 02/15/24 949 891
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 350 308
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 871 784
3.200% due 01/30/52 (Þ) 110 70
Blackstone Mortgage Trust, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/15/27 100 85
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 652
Boeing Co. (The)
4.875% due 05/01/25 220 215
2.196% due 02/04/26 530 470
3.100% due 05/01/26 20 18
2.700% due 02/01/27 40 35
2.800% due 03/01/27 30 26
3.200% due 03/01/29 120 100
5.150% due 05/01/30 250 231
3.250% due 02/01/35 160 113
5.705% due 05/01/40 160 140
3.750% due 02/01/50 210 137
5.805% due 05/01/50 200 174
3.950% due 08/01/59 290 180
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 79
BP Capital Markets America, Inc.
3.000% due 02/24/50 320 208
Bristol-Myers Squibb Co.
2.350% due 11/13/40 230 154
Series WI
3.900% due 02/20/28 380 362
3.400% due 07/26/29 53 48
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 948 777
3.187% due 11/15/36 (Þ) 290 198
Brown & Brown, Inc.
4.200% due 09/15/24 864 847
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 86
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 23
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 1,013 758
Carrier Global Corp.
Series WI
2.242% due 02/15/25 867 810
3.577% due 04/05/50 40 28
CBRE Services, Inc.
2.500% due 04/01/31 1,007 766
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 8
Series WI
4.500% due 05/01/32 150 114
CDW LLC / CDW Finance Corp.
4.125% due 05/01/25 900 850
Centene Corp.
Series WI
4.250% due 12/15/27 80 73
4.625% due 12/15/29 210 189
3.375% due 02/15/30 40 33
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 165
CH Robinson Worldwide, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 04/15/28 845 786
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 121
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 176
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 410 321
5.050% due 03/30/29 240 221
3.500% due 06/01/41 150 96
3.500% due 03/01/42 190 121
5.250% due 04/01/53 270 207
3.850% due 04/01/61 60 35
3.950% due 06/30/62 170 101
Series WI
6.384% due 10/23/35 20 18
6.484% due 10/23/45 639 563
6.834% due 10/23/55 20 18
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 61
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 100 96
Chevron Corp.
1.554% due 05/11/25 894 826
0.687% due 08/12/25 946 846
3.078% due 05/11/50 10 7
2.343% due 08/12/50 130 79
Cigna Corp.
2.400% due 03/15/30 40 33
3.200% due 03/15/40 90 65
Series WI
4.375% due 10/15/28 460 434
4.800% due 08/15/38 60 53
Cimarex Energy Co.
4.375% due 03/15/29 130 105
Cintas Corp. No. 2
3.700% due 04/01/27 70 66
Cisco Systems, Inc.
3.625% due 03/04/24 832 821
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 812 766
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 94
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 320 263
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 173
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 700 537
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 10 8
8.125% due 07/15/39 370 437

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.650% due 07/23/48 838 681
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 183
Clorox Co. (The)
1.800% due 05/15/30 220 170
CNH Industrial Capital LLC
3.950% due 05/23/25 844 814
CNO Financial Group, Inc.
5.250% due 05/30/29 849 791
Coca-Cola Co. (The)
1.375% due 03/15/31 90 69
4.125% due 03/25/40 120 106
2.500% due 06/01/40 10 7
Comcast Corp.
3.700% due 04/15/24 901 885
4.150% due 10/15/28 110 104
4.250% due 10/15/30 120 111
7.050% due 03/15/33 150 164
6.500% due 11/15/35 19 20
3.250% due 11/01/39 10 7
3.750% due 04/01/40 10 8
3.400% due 07/15/46 20 14
4.000% due 03/01/48 80 62
Series WI
2.887% due 11/01/51 284 178
2.937% due 11/01/56 30 18
2.987% due 11/01/63 117 68
CommonSpirit Health
2.782% due 10/01/30 80 64
3.910% due 10/01/50 90 64
Commonwealth Edison Co.
6.450% due 01/15/38 120 128
Conagra Brands, Inc.
1.375% due 11/01/27 971 783
Constellation Brands, Inc.
4.750% due 11/15/24 836 833
Consumers Energy Co.
2.500% due 05/01/60 30 17
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 80 68
2.875% due 04/01/32 (Þ) 120 88
Series WI
4.375% due 01/15/28 260 233
Corning, Inc.
3.900% due 11/15/49 40 28
Costco Wholesale Corp.
2.750% due 05/18/24 904 881
1.600% due 04/20/30 120 96
Coterra Energy, Inc.
3.900% due 05/15/27 (Þ) 260 241
4.375% due 03/15/29 (Þ) 330 305
Crown Castle International Corp.
3.200% due 09/01/24 855 827
CVS Health Corp.
3.625% due 04/01/27 40 37
4.300% due 03/25/28 101 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 08/15/29 70 61
3.750% due 04/01/30 110 98
2.125% due 09/15/31 200 154
4.780% due 03/25/38 260 228
4.125% due 04/01/40 40 32
5.050% due 03/25/48 55 48
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 876 808
Danaher Corp.
3.350% due 09/15/25 831 797
2.800% due 12/10/51 30 19
DCP Midstream Operating, LP
3.250% due 02/15/32 110 87
6.450% due 11/03/36 (Þ) 50 46
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 1,780 1,755
Deere & Co.
3.750% due 04/15/50 40 33
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 69
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 480 483
7.375% due 01/15/26 110 111
3.750% due 10/28/29 30 23
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 250 243
4.750% due 10/20/28 (Þ) 540 503
Devon Energy Corp.
5.850% due 12/15/25 140 141
5.600% due 07/15/41 90 81
5.000% due 06/15/45 220 183
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 153
4.500% due 01/15/30 220 200
DH Europe Finance II SARL
3.400% due 11/15/49 684 491
Diamondback Energy, Inc.
3.500% due 12/01/29 340 293
4.400% due 03/24/51 160 121
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 113
Series WI
7.750% due 07/01/26 10 8
DISH Network Corp.
2.375% due 03/15/24 310 277
Dollar General Corp.
4.150% due 11/01/25 821 796
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 69
DR Horton, Inc.
2.500% due 10/15/24 280 266
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 188
4.000% due 09/30/42 100 80

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Duke Energy Corp.
3.400% due 06/15/29 892 781
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 54
Eaton Corp.
4.150% due 11/02/42 20 16
Edison International
4.950% due 04/15/25 160 157
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 200 165
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 87
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 372
Elevance Health, Inc.
4.101% due 03/01/28 50 47
4.100% due 05/15/32 310 280
4.375% due 12/01/47 10 8
4.850% due 08/15/54 783 680
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 526
Energy Transfer, LP
7.600% due 02/01/24 50 51
4.250% due 04/01/24 875 856
4.500% due 04/15/24 290 285
2.900% due 05/15/25 30 28
5.500% due 06/01/27 280 273
5.250% due 04/15/29 30 28
3.750% due 05/15/30 140 119
5.300% due 04/01/44 10 8
6.250% due 04/15/49 30 27
Series 10Y
4.950% due 06/15/28 40 37
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 80
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 280 242
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 830 682
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 90 78
Enterprise Products Operating LLC
3.900% due 02/15/24 30 29
4.150% due 10/16/28 150 139
2.800% due 01/31/30 100 84
7.550% due 04/15/38 20 22
5.700% due 02/15/42 40 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.850% due 03/15/44 60 50
3.700% due 01/31/51 140 98
3.300% due 02/15/53 160 104
3.950% due 01/31/60 160 110
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 430 323
Series D
6.875% due 03/01/33 794 844
EOG Resources, Inc.
4.150% due 01/15/26 40 39
4.375% due 04/15/30 190 181
EPR Properties Co.
3.750% due 08/15/29 969 749
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 140 133
EQT Corp.
5.678% due 10/01/25 110 109
3.125% due 05/15/26 (Þ) 80 73
3.900% due 10/01/27 160 146
5.000% due 01/15/29 10 9
7.000% due 02/01/30 100 103
3.625% due 05/15/31 (Þ) 30 25
Equifax, Inc.
2.350% due 09/15/31 350 263
Equities Corp.
6.125% due 02/01/25 250 250
Exelon Corp.
3.950% due 06/15/25 489 472
Extra Space Storage, LP
3.900% due 04/01/29 70 62
Exxon Mobil Corp.
2.992% due 03/19/25 859 824
3.482% due 03/19/30 120 109
4.227% due 03/19/40 100 87
4.114% due 03/01/46 40 33
4.327% due 03/19/50 10 9
3.452% due 04/15/51 30 22
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 49
FirstEnergy Corp.
Series B
3.900% due 07/15/27 180 167
Series C
4.850% due 07/15/47 50 42
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 520 392
Florida Power & Light Co.
3.150% due 10/01/49 40 28
Ford Motor Co.
3.250% due 02/12/32 120 86
4.750% due 01/15/43 40 27
Ford Motor Credit Co. LLC
2.300% due 02/10/25 300 266
2.700% due 08/10/26 200 166
4.950% due 05/28/27 200 179
Fortinet, Inc.
2.200% due 03/15/31 130 99
Fox Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.476% due 01/25/39 110 95
Freeport-McMoRan, Inc.
5.400% due 11/14/34 190 169
FS KKR Capital Corp.
3.400% due 01/15/26 921 813
General Dynamics Corp.
3.250% due 04/01/25 876 846
3.625% due 04/01/30 100 91
4.250% due 04/01/40 160 140
4.250% due 04/01/50 50 43
General Electric Co.
Series MTNA
6.750% due 03/15/32 22 24
General Motors Co.
5.400% due 10/02/23 40 40
6.125% due 10/01/25 270 270
5.600% due 10/15/32 150 134
6.250% due 10/02/43 110 96
6.750% due 04/01/46 40 36
Genting New York LLC
3.300% due 02/15/26 (Þ) 440 376
Georgia Power Co.
3.250% due 03/30/27 858 784
Gilead Sciences, Inc.
5.650% due 12/01/41 50 49
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 653 625
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 135
3.500% due 11/16/26 90 83
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 350 319
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 181
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 45
3.800% due 03/15/30 300 260
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 190 146
5.150% due 05/22/45 70 58
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 800 603
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 809
Halliburton Co.
4.850% due 11/15/35 60 52
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 850 750
HCA, Inc.
5.125% due 06/15/39 50 42
Hercules Capital, Inc.
3.375% due 01/20/27 966 801
Hershey Co. (The)
1.700% due 06/01/30 160 127
Home Depot, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 04/15/27 30 27
3.900% due 12/06/28 10 9
2.700% due 04/15/30 80 68
3.300% due 04/15/40 50 38
3.350% due 04/15/50 90 65
HSBC Holdings PLC
7.200% due 07/15/97 457 485
Humana, Inc.
4.500% due 04/01/25 20 20
4.625% due 12/01/42 20 17
4.950% due 10/01/44 20 18
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,012 716
ILFC E-Capital Trust I
5.115% due 12/21/65 (~)(Ê)(Þ) 100 65
ILFC E-Capital Trust II
5.365% due 12/21/65 (~)(Ê)(Þ) 100 68
Intel Corp.
2.800% due 08/12/41 110 74
4.900% due 08/05/52 60 53
3.200% due 08/12/61 170 106
Series WI
3.734% due 12/08/47 10 7
Inter-American Development Bank
Series GMTN
2.806% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,231
Intercontinental Exchange, Inc.
4.600% due 03/15/33 220 205
4.950% due 06/15/52 40 35
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 805
Invitation Homes, Inc.
2.300% due 11/15/28 971 778
4.150% due 04/15/32 310 262
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 700
Jefferies Group LLC
6.500% due 01/20/43 635 596
Johnson & Johnson
2.100% due 09/01/40 130 86
2.450% due 09/01/60 160 94
Johnson Controls International PLC
3.625% due 07/02/24 (~)(Ê) 839 819
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 36
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 37
8.750% due 09/01/30 280 330
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 95
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 330 261
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 600 444

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 302
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 61
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 280 252
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 80 63
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 120 79
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 190 154
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 25
Series 2019
3.266% due 11/01/49 30 21
Series 2021
2.810% due 06/01/41 80 56
3.002% due 06/01/51 20 13
Keurig Dr Pepper, Inc.
3.400% due 11/15/25 833 795
Keysight Technologies, Inc.
3.000% due 10/30/29 921 779
Kimco Realty Corp.
2.250% due 12/01/31 310 233
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 52
6.550% due 09/15/40 600 565
5.500% due 03/01/44 20 17
Kinder Morgan, Inc.
4.300% due 06/01/25 90 88
5.550% due 06/01/45 80 70
5.050% due 02/15/46 30 25
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 9
KLA Corp.
4.650% due 07/15/32 130 125
4.950% due 07/15/52 20 18
Kraft Heinz Foods Co.
4.625% due 01/30/29 826 790
Kroger Co. (The)
3.500% due 02/01/26 828 786
5.150% due 08/01/43 20 18
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 320 215
4.100% due 10/15/41 230 129
L3Harris Technologies, Inc.
2.900% due 12/15/29 250 211
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 858
Lam Research Corp.
1.900% due 06/15/30 140 111
2.875% due 06/15/50 60 39
Las Vegas Sands Corp.
3.200% due 08/08/24 220 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 06/25/25 940 843
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 110 92
Life Storage, LP
4.000% due 06/15/29 882 779
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 60 52
3.875% due 06/01/29 (Þ) 50 40
Lockheed Martin Corp.
1.850% due 06/15/30 140 113
3.900% due 06/15/32 100 93
4.500% due 05/15/36 10 9
4.150% due 06/15/53 70 59
4.300% due 06/15/62 80 67
Loews Corp.
6.000% due 02/01/35 601 599
Lowe's Cos., Inc.
4.500% due 04/15/30 50 47
1.700% due 10/15/30 150 113
2.800% due 09/15/41 90 57
3.000% due 10/15/50 190 116
Series 3-RD
3.375% due 09/15/25 834 796
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 30 22
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 140 115
5.050% due 03/15/42 (Þ) 520 389
5.141% due 03/15/52 (Þ) 640 465
Main Street Capital Corp.
5.200% due 05/01/24 728 721
Markel Corp.
4.300% due 11/01/47 699 538
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 158
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 876 864
2.375% due 12/15/31 220 173
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 70 48
Mastercard , Inc.
3.300% due 03/26/27 130 122
3.850% due 03/26/50 60 48
McDonald's Corp.
3.500% due 03/01/27 10 9
3.800% due 04/01/28 50 47
4.700% due 12/09/35 716 654
Series MTN
3.500% due 07/01/27 60 56
3.600% due 07/01/30 70 63
4.450% due 03/01/47 40 34
4.450% due 09/01/48 80 67
3.625% due 09/01/49 10 7

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 04/01/50 140 112
MDC Holdings, Inc.
2.500% due 01/15/31 160 107
6.000% due 01/15/43 50 38
Merck & Co., Inc.
1.450% due 06/24/30 70 55
2.350% due 06/24/40 120 81
Meta Platforms, Inc.
3.850% due 08/15/32 (Þ) 100 88
4.450% due 08/15/52 (Þ) 90 73
Micron Technology, Inc.
2.703% due 04/15/32 140 102
Microsoft Corp.
3.300% due 02/06/27 871 830
3.450% due 08/08/36 130 114
2.525% due 06/01/50 174 114
2.921% due 03/17/52 176 124
Mid-America Apartments, LP
3.750% due 06/15/24 890 870
MidAmerican Energy Co.
3.650% due 04/15/29 50 46
3.150% due 04/15/50 110 75
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 228 223
Molson Coors Beverage Co.
4.200% due 07/15/46 40 30
Mondelez International, Inc.
1.875% due 10/15/32 981 713
2.625% due 09/04/50 40 24
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 64
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 60
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 301
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 117
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 340 237
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 9
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 128
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 180 156
MPLX, LP
4.000% due 03/15/28 40 36
4.800% due 02/15/29 50 47
4.500% due 04/15/38 170 137
4.700% due 04/15/48 70 53
Series 0006
5.200% due 03/01/47 30 25
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 882 816
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 111
4.450% due 05/15/69 (Þ) 50 39
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 768
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 60 57
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 559
Northrop Grumman Corp.
5.150% due 05/01/40 160 150
5.050% due 11/15/40 30 28
5.250% due 05/01/50 60 57
Series 000N
4.030% due 10/15/47 30 24
Northwest Pipeline LLC
7.125% due 12/01/25 250 258
Series WI
4.000% due 04/01/27 60 56
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 320 220
3.625% due 09/30/59 (Þ) 80 54
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 319
NVIDIA Corp.
3.500% due 04/01/40 30 23
3.500% due 04/01/50 50 37
Occidental Petroleum Corp.
6.950% due 07/01/24 10 10
8.000% due 07/15/25 130 138
5.550% due 03/15/26 110 110
7.950% due 06/15/39 50 56
4.100% due 02/15/47 20 16
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 89
Oncor Electric Delivery Co. LLC
4.150% due 06/01/32 (Þ) 40 37
3.100% due 09/15/49 80 55
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 (Š) 2,892 2,468
Oracle Corp.
2.875% due 03/25/31 50 39
4.300% due 07/08/34 648 528
4.000% due 07/15/46 270 182
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 872 807
2.565% due 02/15/30 60 49
Owl Rock Capital Corp.
4.250% due 01/15/26 939 859
Pacific Gas and Electric Co.
2.100% due 08/01/27 110 89
3.000% due 06/15/28 90 74

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 02/01/31 50 36
3.300% due 08/01/40 20 13
4.750% due 02/15/44 70 50
4.950% due 07/01/50 60 44
3.500% due 08/01/50 20 12
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 240 180
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 9
PayPal Holdings, Inc.
2.300% due 06/01/30 110 89
4.400% due 06/01/32 170 158
3.250% due 06/01/50 60 41
5.050% due 06/01/52 20 18
PepsiCo, Inc.
2.625% due 03/19/27 897 823
1.625% due 05/01/30 10 8
3.900% due 07/18/32 150 139
2.875% due 10/15/49 40 28
PerkinElmer, Inc.
3.300% due 09/15/29 923 777
Pfizer, Inc.
2.550% due 05/28/40 60 42
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 111
Series A-4
5.212% due 12/01/47 30 28
Philip Morris International, Inc.
2.100% due 05/01/30 70 53
1.750% due 11/01/30 280 205
6.375% due 05/16/38 664 628
Physicians Realty Trust
4.300% due 03/15/27 838 784
Piedmont Natural Gas Co., Inc.
3.500% due 06/01/29 869 765
Pioneer Natural Resources Co.
1.125% due 01/15/26 908 794
2.150% due 01/15/31 320 246
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 10
Procter & Gamble Co. (The)
3.000% due 03/25/30 60 54
1.200% due 10/29/30 170 131
5.500% due 02/01/34 100 101
Progress Energy, Inc.
7.000% due 10/30/31 559 592
Prologis, LP
1.250% due 10/15/30 230 171
Prospect Capital Corp.
3.706% due 01/22/26 1,003 869
QUALCOMM, Inc.
4.250% due 05/20/32 120 113
4.500% due 05/20/52 50 43
Range Resources Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.875% due 05/15/25 230 217
Raytheon Technologies Corp.
4.625% due 11/16/48 130 112
Series WI
3.200% due 03/15/24 708 692
Republic Services, Inc.
2.500% due 08/15/24 868 829
3.375% due 11/15/27 230 210
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 616
Roche Holdings, Inc.
3.000% due 11/10/25 (Þ) 842 806
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 130 107
Roper Technologies, Inc.
1.400% due 09/15/27 952 788
S&P Global, Inc.
1.250% due 08/15/30 40 30
3.250% due 12/01/49 20 14
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 921 752
Salesforce.com, Inc.
3.700% due 04/11/28 10 9
1.500% due 07/15/28 60 50
1.950% due 07/15/31 50 39
2.900% due 07/15/51 80 53
3.050% due 07/15/61 70 44
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 75
Series VVV
1.700% due 10/01/30 240 185
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 39
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 748
Senior Housing Properties Trust
4.750% due 05/01/24 120 103
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 790
Simon Property Group, LP
3.500% due 09/01/25 100 95
Southern California Edison Co.
2.250% due 06/01/30 220 174
3.650% due 02/01/50 110 75
Series C
4.125% due 03/01/48 130 97
Series G
2.500% due 06/01/31 120 95
Southern Co. (The)
Series 21-B
1.750% due 03/15/28 951 777
Southern Co. Gas Capital Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 10/01/34 196 192
Southwest Airlines Co.
5.250% due 05/04/25 70 70
Southwestern Energy Co.
4.750% due 02/01/32 50 42
Spectra Energy Partners, LP
4.750% due 03/15/24 671 667
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 84
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 360 315
Synchrony Financial
3.950% due 12/01/27 793 688
Targa Resources Corp.
5.200% due 07/01/27 230 221
4.200% due 02/01/33 230 192
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 30 27
4.875% due 02/01/31 220 189
4.000% due 01/15/32 230 190
Target Corp.
3.375% due 04/15/29 140 128
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 510 469
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 123
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 560 458
7.625% due 04/01/37 608 630
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 766
Texas Instruments, Inc.
2.250% due 09/04/29 210 178
1.750% due 05/04/30 70 56
3.650% due 08/16/32 170 154
3.875% due 03/15/39 80 69
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 689
Time Warner Cable LLC
6.550% due 05/01/37 90 81
7.300% due 07/01/38 180 171
6.750% due 06/15/39 20 18
5.500% due 09/01/41 666 523
Time Warner Entertainment Co., LP
8.375% due 07/15/33 100 107
T-Mobile USA, Inc.
2.625% due 02/15/29 60 50
2.875% due 02/15/31 70 56
Series WI
3.875% due 04/15/30 300 266
2.550% due 02/15/31 824 653
2.700% due 03/15/32 360 281
3.000% due 02/15/41 100 67
3.300% due 02/15/51 120 78
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 170 139
Series WI
7.850% due 02/01/26 410 435
3.250% due 05/15/30 50 42
TSMC Arizona Corp.
2.500% due 10/25/31 200 159
3.125% due 10/25/41 220 163
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 614
Tyson Foods, Inc.
4.875% due 08/15/34 826 765
Union Pacific Corp.
2.150% due 02/05/27 50 45
6.625% due 02/01/29 728 783
3.750% due 02/05/70 40 28
Series WI
2.891% due 04/06/36 250 190
3.839% due 03/20/60 140 104
United Airlines Pass-Through Trust
Series 2020-1 Class Class B
4.875% due 01/15/26 231 216
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 330 295
4.625% due 04/15/29 (Þ) 30 25
United Parcel Service, Inc.
3.900% due 04/01/25 817 801
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 66
2.000% due 05/15/30 180 145
4.625% due 07/15/35 100 92
5.700% due 10/15/40 60 60
4.750% due 05/15/52 80 72
Unum Group
5.750% due 08/15/42 796 690
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 62 55
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 160 127
Verizon Communications, Inc.
2.100% due 03/22/28 1,000 845
3.875% due 02/08/29 120 110
7.750% due 12/01/30 100 113
4.500% due 08/10/33 450 405
5.250% due 03/16/37 80 75
2.650% due 11/20/40 90 59
2.850% due 09/03/41 40 27
4.125% due 08/15/46 60 47
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 31
2.875% due 11/20/50 120 73
3.000% due 11/20/60 10 6
Series WI
4.329% due 09/21/28 53 50
4.862% due 08/21/46 50 43

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.987% due 10/30/56 60 36
VICI Properties, Inc.
4.950% due 02/15/30 80 72
5.125% due 05/15/32 140 124
Visa, Inc.
2.050% due 04/15/30 60 50
2.700% due 04/15/40 70 51
Vontier Corp.
Series WI
1.800% due 04/01/26 170 145
2.400% due 04/01/28 350 273
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 750
Wachovia Corp.
5.500% due 08/01/35 802 742
Walmart, Inc.
1.800% due 09/22/31 150 119
2.650% due 09/22/51 120 81
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 811
6.650% due 11/15/37 40 44
5.400% due 10/01/43 30 29
Waste Management, Inc.
3.150% due 11/15/27 210 192
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 400 378
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 80 74
3.000% due 04/22/26 140 128
3.000% due 10/23/26 260 236
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 117
5.375% due 11/02/43 130 113
4.650% due 11/04/44 10 8
4.750% due 12/07/46 90 72
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 250 216
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 360 292
Welltower , Inc.
3.850% due 06/15/32 80 68
Western Midstream Operating, LP
3.100% due 02/01/25 330 308
4.650% due 07/01/26 130 122
4.500% due 03/01/28 50 45
4.050% due 02/01/30 180 154
5.450% due 04/01/44 110 90
5.300% due 03/01/48 70 58
5.500% due 08/15/48 40 32
5.250% due 02/01/50 60 48
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 870
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 55
7.750% due 06/15/31 130 141
5.800% due 11/15/43 35 32
Workday, Inc.
3.800% due 04/01/32 320 278
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 205
Zions Bancorp NA
3.250% due 10/29/29 953 783
168,518
International Debt - 19.5%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 861 828
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 515 490
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 310 298
3.300% due 01/30/32 150 113
3.400% due 10/29/33 150 109
3.850% due 10/29/41 300 199
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 801 733
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,330
Series EMTN
4.125% due 06/20/24 1,614 1,550
Series REGS
2.634% due 05/17/26 786 683
Agence Francaise de Developpement
EPIC
Series EMTN
3.674% due 11/19/24 (SOFR +
1.000%)(Ê) 1,200 1,217
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 198 193
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 200 154
3.150% due 02/09/51 290 170
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 626
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 881 852
4.500% due 03/15/28 (Þ) 360 329
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 50 43
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 47
4.500% due 06/01/50 200 165
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 828 800
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,009

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,223 1,204
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 2,994
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,852
Series 2022-FL2 Class A
4.695% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,601
Ares LXI CLO, Ltd.
Series 2021-61A Class A
3.860% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 4,022 3,878
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 7
0.750% due 07/09/30 (~)(Ê) 388 77
4.875% due 07/09/41 (~)(Ê) 160 34
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 871 859
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 19
2.875% due 02/15/25 (Þ) 150 136
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 946 799
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 689
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 838
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 220
Banco Santander Chile
2.700% due 01/10/25 (Þ) 703 656
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 810 788
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 360
Bancolombia SA
3.000% due 01/29/25 991 904
Bank of Montreal
3.700% due 06/07/25 821 789
Bank of Nova Scotia (The)
1.300% due 06/11/25 881 792
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 30 25
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 252
4.950% due 01/10/47 660 508
Barrick NA Finance LLC
5.700% due 05/30/41 130 123
BAT Capital Corp.
2.259% due 03/25/28 1,024 815
3.734% due 09/25/40 110 70
Series WI
3.557% due 08/15/27 385 338
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 961 943
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 699
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 862 845
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,558 1,521
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,780 1,733
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 359 359
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,224 2,197
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 460 459
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,989 1,960
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,700
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,237
Bermuda Government International
Bond
2.375% due 08/20/30 (Þ) 380 302
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 846
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 350 315
4.625% due 03/13/27 (Þ) 722 667
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 210 178
4.400% due 08/14/28 (Þ) 200 180
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 211

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 12/31/99 (~)(Ê)(ƒ) 650 600
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 189
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 300 215
British Telecommunications PLC
9.625% due 12/15/30 70 81
Brookfield Finance LLC
3.450% due 04/15/50 827 522
Brookfield Finance, Inc.
4.350% due 04/15/30 847 758
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 834 812
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 622
Canadian Pacific Railway Co.
2.450% due 12/02/31 180 144
3.000% due 12/02/41 70 50
3.100% due 12/02/51 80 53
6.125% due 09/15/15 656 619
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 884 861
CI Financial Corp.
3.200% due 12/17/30 450 326
Colombia Government International
Bond
4.000% due 02/26/24 200 195
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 143
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 200 150
Cooperatieve Rabobank UA
4.375% due 08/04/25 400 382
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 360 298
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 943
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 922 842
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 704
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 928 830
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 578
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 593
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 650 584
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 360 262
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 200 153
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 172
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 950 932
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 60 57
4.050% due 04/27/29 (Þ) 120 111
4.250% due 04/27/32 (Þ) 100 91
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 201
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 192
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 935 847
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 168
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 900 801
Delhaize America, Inc.
9.000% due 04/15/31 154 183
Deutsche Bank AG
3.700% due 05/30/24 890 865
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 942
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 57
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
3.662% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,159 1,100
E.ON International Finance BV
6.650% due 04/30/38 (Þ) 621 619
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 726
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 5 5
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,230 1,229
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,473

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecopetrol SA
4.625% due 11/02/31 130 91
5.875% due 05/28/45 80 48
5.875% due 11/02/51 70 41
Enbridge, Inc.
3.700% due 07/15/27 687 637
Enel Finance International NV
3.500% due 04/06/28 (Þ) 706 609
Enstar Group, Ltd.
4.950% due 06/01/29 866 777
Equinor ASA
2.650% due 01/15/24 899 875
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 761
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 200 193
6.875% due 10/15/27 (Þ) 280 252
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 179
Garda World Security Corp. 2021 Term
Loan B
7.240% due 10/30/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 64
GFL Environmental, Inc. 2020 Term
Loan
5.806% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 490 481
4.625% due 04/29/24 (Þ) 40 40
1.625% due 09/01/25 (Þ) 140 126
4.000% due 03/27/27 (Þ) 220 205
3.875% due 10/27/27 (Þ) 50 45
Grifols Worldwide Operations USA,
Inc. Term Loan B
5.115% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 168
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 879 860
Hana Bank
4.375% due 09/30/24 (Þ) 874 856
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,190 2,115
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,486 2,397
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 473
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 3,204 3,082
Home RE Ltd.
Series 2020-1 Class M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.509% due 10/25/30 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 3,330 3,382
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 179
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 370
7.625% due 05/17/32 669 703
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 430 316
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 210 172
5.402% due 08/11/33 (SOFR +
2.870%)(Ê) 200 178
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 744
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 892 768
ING Groep NV
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 380 322
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 938 812
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 200 186
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 200 119
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 230 212
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 158
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 883
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 186
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 993 972
Lloyds Banking Group PLC
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 330 309
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)
(ƒ) 200 183
Series WI
4.582% due 12/10/25 827 780
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
3.888% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,126
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,922 1,880
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 3,893 3,778
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 120 122
Meituan
2.125% due 10/28/25 (Þ) 976 835
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 145
Mexico Government International Bond
3.500% due 02/12/34 240 182
4.350% due 01/15/47 410 289
Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 200 191
4.080% due 04/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê) 200 186
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 690 652
National Bank of Canada
Series MTN
0.550% due 11/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.400%)(Ê) 926 877
NatWest Group PLC
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 185
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
3.432% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,766 2,711
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 589 577
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 195
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 480 441
Nomura Holdings, Inc.
1.851% due 07/16/25 891 804
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)
(Þ) 913 817
Novartis Capital Corp.
3.400% due 05/06/24 815 801
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 950 896
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.065% due 04/03/31 (Þ) 200 158
Nutrien , Ltd.
3.000% due 04/01/25 535 510
NYACK Park CLO, Ltd.
Series 2021-1A Class A
3.830% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 5,290 5,062
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,322 1,312
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,445
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 821 806
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,397
OCP SA
3.750% due 06/23/31 (Þ) 200 151
Oman Government International Bond
Series REGS
5.625% due 01/17/28 696 647
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 646 638
Panama Government International Bond
2.252% due 09/29/32 260 183
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 872
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 200 147
Peruvian Government International
Bond
2.783% due 01/23/31 130 103
Petrobras Global Finance BV
6.900% due 03/19/49 150 125
5.500% due 06/10/51 40 28
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 120
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 682 666
Prosus NV
4.027% due 08/03/50 (Þ) 909 506
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 372 115
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 152
7.450% due 06/01/27 (~)(Ê)(Þ) 230 145
Radnor RE, Ltd.
Series 2019-2 Class M1B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 359 358
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,072 2,028
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 898 874
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 863 840
2.875% due 01/12/32 (Þ) 480 376
Republic of Chile Government
International Bond
2.550% due 07/27/33 200 150
Reynolds American, Inc.
5.850% due 08/15/45 70 55
Riserva CLO, Ltd.
Series 2021-3A Class ARR
3.800% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 893
Royal Bank of Canada
Series GMTN
0.750% due 10/07/24 883 811
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 200 181
Series WI
5.125% due 08/08/25 600 544
4.300% due 01/08/26 400 340
5.400% due 08/08/28 600 504
Santander UK Group Holdings PLC
Class N
4.750% due 09/15/25 (Þ) 701 664
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 908 817
Shell International Finance BV
4.375% due 05/11/45 140 118
4.000% due 05/10/46 50 40
3.250% due 04/06/50 20 14
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 952 899
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 918
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 270 185
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 691
Southern Copper Corp.
3.875% due 04/23/25 832 797
6.750% due 04/16/40 10 10
5.250% due 11/08/42 60 53
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 633
State Bank of India
4.375% due 01/24/24 (Þ) 883 874
Suncor Energy, Inc.
6.500% due 06/15/38 607 598
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 877 853
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 182
Series DM3N
3.125% due 01/15/32 200 144
Teck Resources, Ltd.
6.250% due 07/15/41 20 18
5.400% due 02/01/43 60 49
Series WI
3.900% due 07/15/30 200 170
Telefonica Emisiones SA
5.213% due 03/08/47 150 114
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 868
Tesco PLC
6.150% due 11/15/37 (Þ) 623 603
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 320 263
Toronto-Dominion Bank (The)
2.650% due 06/12/24 853 819
TotalEnergies Capital International SA
3.700% due 01/15/24 877 866
TransAlta Corp.
6.500% due 03/15/40 30 27
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 976 799
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 200 129
4.500% due 06/26/48 (Þ) 200 162
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 460 435
Vale Overseas, Ltd.
8.250% due 01/17/34 636 693
Vodafone Group PLC
6.150% due 02/27/37 50 47
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 200 139
Westpac Banking Corp.
5.405% due 08/10/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.680%)(Ê) 90 81
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 74
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 73
Woori Bank
4.750% due 04/30/24 (Þ) 734 726
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 200 161
5.500% due 01/15/26 (Þ) 200 152
5.625% due 08/26/28 (Þ) 310 206
Yamana Gold, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.630% due 08/15/31 30 22
Series WI
4.625% due 12/15/27 310 282
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 820 746
163,807
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
6.615% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 66 64
Caesars Resort Collection LLC 1st Lien
Term Loan B
5.865% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 132 128
Caesars Resort Collection LLC 2020
Term Loan
6.615% due 06/19/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 44 44
Eyecare Partners LLC Term Loan
7.424% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 98 88
Focus Financial Partners LLC Term
Loan
5.115% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 145 142
Genesee & Wyoming, Inc. New Term
Loan
5.674% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 77 74
Harbor Freight Tools USA, Inc. 2021
Term Loan B
5.865% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 68 62
Nexstar Broadcasting, Inc. Term Loan
B4
5.615% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 231 229
Phoenix Guarantor, Inc. Term Loan B
6.365% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 120 113
Prime Security Services Borrower LLC
2021 Term Loan
5.303% due 09/23/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 106 102
Quikrete Holdings, Inc. 2021 Term
Loan B1
6.115% due 06/11/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 60 57
Southwestern Energy Co. Term Loan
6.203% due 06/22/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 119 117
UFC Holdings LLC 2021 Term Loan B
5.520% due 04/29/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 107 103
United Airlines, Inc. 2021 Term Loan B
6.533% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 69 65
Verscend Holding Corp. 2021 Term
Loan B
7.115% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 98 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Virgin Media Secured Finance PLC
Term Loan
5.318% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 147 140
1,623
Mortgage-Backed Securities - 14.5%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 250 168
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 400 334
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,201 1,156
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,500
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 920
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,659
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,323
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,147
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,238
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 758
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 236 225
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 870
Fannie Mae
2.600% due 2031 375 323
6.000% due 2032 10 10
5.000% due 2033 3 3
5.500% due 2034 8 8
4.500% due 2035 190 191
5.500% due 2037 56 57
5.500% due 2038 239 247
6.000% due 2039 20 21
4.000% due 2040 151 144
5.500% due 2040 268 273

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2040 61 64
4.000% due 2041 223 212
6.000% due 2041 97 102
3.500% due 2043 488 450
4.000% due 2044 493 466
3.500% due 2045 572 526
3.000% due 2046 84 75
3.500% due 2046 118 109
4.000% due 2046 588 558
4.500% due 2046 197 192
3.000% due 2047 1,722 1,532
3.500% due 2047 259 238
4.000% due 2047 48 45
4.500% due 2048 667 648
5.000% due 2048 136 135
3.000% due 2049 3,637 3,206
4.000% due 2049 645 608
5.000% due 2049 311 307
2.500% due 2050 6,578 5,561
3.000% due 2050 7,006 6,182
2.000% due 2051 12,641 10,285
2.500% due 2051 1,752 1,479
4.000% due 2052 5,572 5,177
5.000% due 2052 5,366 5,233
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 4 4
Series 2004-W5 Class A1
6.000% due 02/25/47 104 105
Series 2005-24 Class ZE
5.000% due 04/25/35 96 96
Series 2020-75 Class LI
Interest Only STRIPS
2.500% due 11/25/50 1,310 192
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 2,568 304
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 2,080 243
Series 2021-3 Class KI
Interest Only STRIPS
2.500% due 02/25/51 1,194 160
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 1,397 197
Series 2021-8 Class EI
Interest Only STRIPS
3.500% due 03/25/51 503 92
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 625 98
Freddie Mac
5.500% due 2038 176 182
6.000% due 2038 45 47
5.000% due 2040 89 90
4.000% due 2041 653 623
4.500% due 2041 85 84
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2041 100 104
3.500% due 2043 333 309
4.000% due 2044 220 209
3.500% due 2045 458 421
4.000% due 2045 203 193
3.000% due 2046 1,567 1,399
4.000% due 2046 106 100
3.000% due 2047 555 495
3.000% due 2048 85 76
4.000% due 2048 612 580
4.500% due 2048 146 141
3.000% due 2049 189 167
2.500% due 2050 1,666 1,414
3.000% due 2050 2,885 2,536
2.000% due 2051 5,313 4,325
2.500% due 2051 80 68
3.000% due 2052 5,814 5,080
3.500% due 2052 3,902 3,517
5.000% due 2052 5,365 5,233
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 33 34
Series 2006-R007 Class ZA
6.000% due 05/15/36 109 113
Series 2010-3632 Class PK
5.000% due 02/15/40 56 56
Series 2010-3653 Class B
4.500% due 04/15/30 93 93
Series 2012-4010 Class KM
3.000% due 01/15/42 41 38
Series 2017-4734 Class IO
Interest Only STRIPS
4.000% due 12/15/47 679 132
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 840 100
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,226 142
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 2,170 364
Series 2020-5052 Class IO
Interest Only STRIPS
3.500% due 12/25/50 787 139
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 956 179
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 1,238 223
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 957 203
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 414 55

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 1,214 158
Series 2020-160 Class GI
Interest Only STRIPS
2.000% due 10/20/50 2,116 224
Series 2020-167 Class BI
Interest Only STRIPS
2.500% due 11/20/50 1,309 172
Series 2020-167 Class IA
Interest Only STRIPS
2.500% due 11/20/50 2,428 320
Series 2020-167 Class IW
Interest Only STRIPS
2.000% due 11/20/50 1,508 162
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 4,530 594
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 492 65
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 1,308 173
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 975 121
Series 2021-23 Class KI
Interest Only STRIPS
3.000% due 02/20/51 713 100
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,058
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 499
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,078
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,145 1,084
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 98 90
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 150 133
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,874 3,509
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,942 3,527
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,348 3,001
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 3,057 2,627
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,410 1,208
Series 2022-3 Class A4A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 08/25/52 (~)(Ê)(Þ) 3,125 2,688
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,479 1,315
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,733 2,630
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,196
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 133
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 22
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 416 395
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 931 848
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 286 285
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 71 64
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,230 1,995
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 400 305
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,015 848
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 105 98
121,445
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 93
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 105
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 128
3.006% due 05/15/50 220 146
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 12
484
Non-US Bonds - 5.8%
Alba PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-2 Class A3A
0.363% due 12/15/38 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 470 496
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 EUR 4,400 3,474
Banna RMBS DAC
Series 2019-1 Class B
1.809% due 12/30/63 (SONIA  +
1.750%)(Ê) GBP 500 548
Banque Centrale de Tunisie
Government International Bond
Series REGS
6.375% due 07/15/26 EUR 811 454
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 1,030 737
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 1,200 905
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê) GBP 581 637
European Union
Series NGEU
0.282% due 07/04/31 EUR 1,616 1,234
0.400% due 02/04/37 EUR 972 659
0.450% due 07/04/41 EUR 1,349 820
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 480 519
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 618 665
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA  +
0.650%)(Ê) GBP 482 527
Finsbury Square PLC
2.990% due 12/16/71 GBP 1,124 1,231
GE Capital European Funding Unltd .
Co.
6.025% due 03/01/38 EUR 40 44
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 463
Italy Buoni Poliennali Del Tesoro
0.500% due 07/15/28 EUR 1,124 910
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 1,120,950 8,002
Mexican Bonos
Series M
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 05/29/31 MXN 14,050 619
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 13,850 620
Mexico Government International Bond
2.125% due 10/25/51 EUR 2,058 1,034
4.000% due 03/15/15 EUR 1,011 657
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 566 608
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,279 2,111
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 1,467 1,561
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA  +
0.359%)(Ê) GBP 889 938
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 48,670 2,041
Series REGS
7.190% due 09/12/24 MXN 76,598 3,435
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 49,112 2,093
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 341 369
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 409 436
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 756 804
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 EUR 1,300 1,153
2.875% due 05/26/28 EUR 318 245
2.500% due 02/08/30 EUR 80 56
3.624% due 05/26/30 EUR 52 38
1.750% due 07/13/30 EUR 627 397
2.124% due 07/16/31 EUR 213 132
3.875% due 10/29/35 EUR 166 112
3.375% due 02/08/38 EUR 137 83
2.625% due 12/02/40 EUR 1,251 625
2.750% due 04/14/41 EUR 1,124 563
2.875% due 04/13/42 EUR 1,166 586
4.625% due 04/03/49 EUR 293 189
3.375% due 01/28/50 EUR 223 112
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA  +
1.500%)(Ê)(Þ) GBP 477 489

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
3.493% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 530
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 885 979
Series 2019-GR4A Class A1
1.111% due 10/20/51 (GBP 3 Month
LIBOR + 1.025%)(Ê)(Þ) GBP 1,978 2,200
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 779 870
49,010
United States Government Treasuries - 21.5%
United States Treasury Notes
1.625% due 10/31/23 4,360 4,237
2.125% due 11/30/23 3,870 3,776
0.125% due 01/15/24 18,549 17,581
0.250% due 05/15/24 3,750 3,513
1.250% due 08/31/24 3,615 3,417
2.000% due 02/15/25 13,133 12,461
0.375% due 04/30/25 2,421 2,193
2.125% due 05/15/25 3,485 3,301
0.250% due 06/30/25 2,391 2,146
2.000% due 08/15/25 4,068 3,821
0.250% due 09/30/25 1,886 1,676
3.000% due 10/31/25 2,925 2,821
2.250% due 11/15/25 3,660 3,447
1.625% due 02/15/26 3,338 3,065
2.250% due 03/31/26 2,855 2,675
1.625% due 05/15/26 3,050 2,788
1.500% due 08/15/26 6,980 6,313
2.375% due 05/15/27 3,125 2,896
0.500% due 05/31/27 6,160 5,226
0.375% due 07/31/27 1,822 1,530
2.750% due 07/31/27 1,630 1,535
0.500% due 08/31/27 3,820 3,218
3.125% due 08/31/27 70 67
0.750% due 01/31/28 3,272 2,754
2.750% due 02/15/28 4,612 4,319
2.875% due 05/15/28 909 854
2.875% due 08/15/28 3,410 3,199
3.125% due 11/15/28 3,397 3,228
5.250% due 11/15/28 4,825 5,129
2.375% due 05/15/29 2,630 2,380
3.250% due 06/30/29 5,575 5,328
1.750% due 11/15/29 3,692 3,207
0.625% due 08/15/30 8,877 6,955
0.875% due 11/15/30 6,182 4,925
1.875% due 02/15/32 4,797 4,065
2.875% due 05/15/32 390 361
2.750% due 08/15/32 6,625 6,058
1.125% due 05/15/40 2,905 1,815
1.125% due 08/15/40 2,972 1,841
1.375% due 11/15/40 2,804 1,813
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.875% due 02/15/41 4,783 3,388
3.250% due 05/15/42 890 790
3.375% due 08/15/42 520 471
2.750% due 11/15/42 1,365 1,106
2.875% due 05/15/43 1,490 1,228
3.625% due 02/15/44 1,949 1,811
3.125% due 08/15/44 1,425 1,218
2.875% due 08/15/45 1,365 1,114
3.000% due 05/15/47 1,424 1,192
2.750% due 11/15/47 2,010 1,608
3.000% due 02/15/48 1,784 1,502
3.125% due 05/15/48 1,828 1,581
3.375% due 11/15/48 1,984 1,806
2.875% due 05/15/49 2,170 1,809
2.375% due 11/15/49 2,552 1,922
1.250% due 05/15/50 4,930 2,759
2.375% due 05/15/51 1,599 1,196
2.000% due 08/15/51 800 546
2.250% due 02/15/52 50 36
2.875% due 05/15/52 1,940 1,627
3.000% due 08/15/52 120 104
180,748
Total Long-Term Investments
(cost $806,978) 705,324
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 6,992 169
Prudential Financial, Inc.
5.950% due 09/01/62 950 23
192
Total Preferred Stocks
(cost $199) 192
Short-Term Investments - 13.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 150 148
Assedic
2.250% due 04/05/23 EUR 1,500 1,475
Continental Resources, Inc.
4.500% due 04/15/23 120 119
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 197
Delta Air Lines, Inc.
3.800% due 04/19/23 80 79

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DISH DBS Corp.
5.000% due 03/15/23 380 373
European Stability Mechanism Treasury
Bill
10.494% due 03/23/23 EUR 5,000 4,873
Ford Motor Credit Co. LLC
Series FXD
3.350% due 11/01/22 200 200
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 10
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 200 199
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 1,300,000 8,990
Japan 20 Year Government International
Bond
Series 61
1.000% due 03/20/23 JPY 1,460,200 10,143
Nederlandse Waterschapsbank NV
10.024% due 04/14/23 EUR 781 758
Newell Brands, Inc.
3.850% due 04/01/23 40 40
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 640 622
Oesterreichische Kontrollbank AG
Series EMTN
10.350% due 04/06/23 EUR 1,000 971
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 139
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 390 318
Service Properties Trust
4.500% due 06/15/23 160 156
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 23 23
U.S. Cash Management Fund(@) 61,888,945(∞) 61,870
United States Treasury Notes
1.750% due 05/15/23 24,000 23,658
Western Midstream Operating, LP
3.555% due 01/13/23 (USD 3 Month
LIBOR + 1.100%)(Ê) 180 179
Total Short-Term Investments
(cost $119,987) 115,540
Total Investments - 97.6%
(identified cost $927,208) 821,056
Other Assets and Liabilities,
Net - 2.3%
19,708
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
840,764

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.8%
ABN AMRO Bank NV 02/04/22 861,000 105.48 908
828
Adani Ports & Special Economic Zone, Ltd. 09/10/21 515,000 103.00 530
490
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,330
Air Canada Class A Pass-Through Trust 08/31/22 197,999 98.05 194
193
Aircastle , Ltd. 08/03/22 1,007,000 83.72 843
782
Alimentation Couche-Tard, Inc. 09/19/17 702,000 101.99 716
626
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
American Airlines Group, Inc. 04/12/21 100,000 103.40 103
94
American Airlines Group, Inc. 05/31/22 330,000 110.50 365
345
American Transmission Systems, Inc. 11/29/21 190,000 99.74 190
149
Americo Life, Inc. 04/12/21 70,000 99.76 70
53
AmFam Holdings, Inc. 04/09/21 100,000 103.41 103
66
AmFam Holdings, Inc. 04/12/21 120,000 100.13 120
93
Amur Equipment Finance Receivables XI LLC 09/14/22 1,437,000 99.98 1,437
1,428
Anglo American Capital PLC 04/12/21 360,000 110.85 399
329
Anglo American Capital PLC 02/03/22 881,000 102.74 905
852
AP Moller - Maersk A/S 06/02/22 828,000 100.56 833
800
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,009
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
2,994
Arbor Realty CLO, Ltd. 04/29/22 1,223,000 98.81 1,208
1,204
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,030,000 100.00 5,029
4,852
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,601
Ares LXI CLO, Ltd. 08/20/21 4,022,000 100.00 4,021
3,878
Australia & New Zealand Banking Group, Ltd. 01/06/22 871,000 104.27 908
859
Aviation Capital Group LLC 04/13/21 170,000 107.73 183
165
Aviation Capital Group LLC 08/03/22 952,000 87.67 835
791
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.59 151
136
Avolon Holdings Funding, Ltd. 04/12/21 20,000 102.82 21
19
Banco de Credito del Peru 03/03/22 946,000 94.82 897
799
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 101.63 723
689
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 101.64 943
838
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
220
Banco Santander Chile 01/06/22 703,000 101.66 715
656
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/03/22 810,000 102.42 830
788
Bayer US Finance II LLC 06/18/21 961,000 103.50 995
943
Bayer US Finance LLC 08/02/18 726,000 100.26 728
699
BBVA Bancomer SA 10/07/21 862,000 104.90 904
845
BDS, Ltd. 05/14/21 1,558,000 100.00 1,558
1,521
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,765
Bellemeade Re, Ltd. 02/08/21 359,054 101.07 363
359
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.60 1,791
1,733
Bellemeade Re, Ltd. 04/23/21 459,587 100.90 464
459
Bellemeade Re, Ltd. 06/11/21 1,988,576 100.00 1,989
1,960
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.11 1,761
1,700
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,237
Bellemeade Re, Ltd. 01/12/22 2,224,000 100.48 2,235
2,197
Bermuda Government International Bond 04/12/21 380,000 98.63 375
302
Berry Petroleum Corp. 04/13/21 350,000 98.72 346
308
Bharti Airtel, Ltd. 09/13/21 877,000 106.28 932
846
Blackstone Holdings Finance Co. LLC 01/03/22 110,000 99.72 110
70
Blackstone Holdings Finance Co. LLC 08/03/22 871,000 95.27 830
784
BNP Paribas SA 08/07/18 200,000 99.66 199
180
BNP Paribas SA 06/02/20 350,000 100.92 353
315
BNP Paribas SA 06/10/20 722,000 107.87 779
667
BNP Paribas SA 06/23/21 210,000 100.00 210
178
BNP Paribas SA 09/08/21 270,000 100.00 270
211
BOC Aviation USA Corp. 05/06/21 200,000 100.10 200
189
BPCE SA 10/12/21 300,000 100.00 300
215
Broadcom, Inc. 04/12/21 290,000 99.89 290
198
Broadcom, Inc. 08/03/22 948,000 87.62 831
777
BX Trust 12/02/21 2,674,000 99.87 2,670
2,500
BX Trust 12/17/21 1,201,050 99.99 1,201
1,156
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
920
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.89 3,418
2,659
Cameron LNG LLC 04/09/21 30,000 107.54 32
23
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.60 10
8
Chesapeake Energy Corp. 05/12/22 100,000 99.24 99
96

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,404
1,323
Comision Federal de Electricidad 04/12/21 200,000 97.16 194
143
Commonwealth Bank of Australia 04/12/21 200,000 98.18 196
150
Continental Resources, Inc. 11/09/21 80,000 100.00 80
68
Continental Resources, Inc. 11/09/21 120,000 99.93 120
88
Cooperatieve Rabobank UA 03/30/22 360,000 100.00 360
298
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,147
Coterra Energy, Inc. 04/11/17 260,000 101.99 265
241
Coterra Energy, Inc. 12/04/19 330,000 106.93 353
305
CPPIB Capital, Inc. 09/14/22 950,000 99.92 949
943
Credicorp , Ltd. 04/12/21 922,000 100.95 931
842
Credit Agricole SA 06/11/20 734,000 105.37 773
704
Credit Agricole SA 03/03/22 928,000 97.52 905
830
Credit Agricole SA 06/13/22 600,000 100.68 604
578
Credit Suisse Group AG 07/07/20 699,000 108.99 762
593
Credit Suisse Group AG 04/14/21 200,000 107.41 215
172
Credit Suisse Group AG 04/14/21 360,000 108.48 391
262
Credit Suisse Group AG 03/07/22 200,000 98.00 196
153
Credit Suisse Group AG 03/21/22 200,000 92.38 185
140
Credit Suisse Group AG 06/16/22 950,000 100.00 950
932
Credit Suisse Group AG 08/08/22 650,000 100.00 650
584
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,238
CSL UK Holdings, Ltd. 04/20/22 100,000 99.66 100
91
CSL UK Holdings, Ltd. 04/20/22 120,000 99.80 120
111
CSL UK Holdings, Ltd. 04/20/22 60,000 99.91 60
57
DAE Funding LLC 06/15/21 220,000 99.66 219
201
Daimler Trucks Finance NA LLC 05/05/22 876,000 95.71 838
808
Danske Bank A/S 09/17/19 200,000 100.81 202
197
Danske Bank A/S 09/07/21 200,000 100.00 200
168
Danske Bank A/S 03/03/22 935,000 96.71 904
847
Danske Bank A/S 03/28/22 200,000 100.00 200
192
Danske Bank A/S 03/28/22 900,000 100.30 903
801
DBGS Mortgage Trust 04/03/19 985,000 101.19 997
758
DCP Midstream Operating, LP 12/11/19 50,000 107.40 54
46
Delta Air Lines, Inc. 05/11/20 480,000 99.66 478
483
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 250,000 101.70 254
243
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 540,000 101.89 550
503
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 235,765 100.50 237
225
DISH DBS Corp. 11/10/21 150,000 100.00 150
113
Dryden 85 CLO, Ltd. 09/20/21 1,159,000 100.00 1,159
1,100
E.ON International Finance BV 12/02/20 621,000 143.41 891
619
Eagle Re, Ltd. 01/27/20 5,241 100.00 5
5
Eagle Re, Ltd. 12/17/20 732,000 100.22 734
726
Eagle Re, Ltd. 04/09/21 1,230,294 100.00 1,230
1,229
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,473
Elmwood CLO 15, Ltd. 03/08/22 2,723,000 99.42 2,707
2,620
ELP Commercial Mortgage Trust 11/01/21 926,000 99.63 923
870
Enel Finance International NV 01/05/18 706,000 100.77 711
609
EQM Midstream Partners, LP 05/31/22 140,000 100.00 140
133
EQT Corp. 05/10/21 30,000 100.00 30
25
EQT Corp. 05/10/21 80,000 96.55 77
73
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 109.73 55
49
First Quantum Minerals, Ltd. 04/12/21 200,000 102.65 205
193
First Quantum Minerals, Ltd. 04/13/21 280,000 107.43 301
252
Florida Gas Transmission Co. LLC 09/15/21 520,000 99.93 520
392
Fresnillo PLC 04/09/21 260,000 98.44 256
179
Genting New York LLC 04/13/21 440,000 100.26 441
376
Glencore Funding LLC 10/12/16 40,000 100.41 40
40
Glencore Funding LLC 09/13/17 220,000 100.32 221
205
Glencore Funding LLC 01/16/19 50,000 96.01 48
45
Glencore Funding LLC 03/05/19 490,000 101.02 495
481
Glencore Funding LLC 04/13/21 140,000 100.32 140
126
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,089
GoodLeap Sustainable Home Improvements 10/21/21 994,282 99.99 994
826
GoodLeap Sustainable Home Solutions Trust 01/24/22 916,070 99.98 916
772
GoodLeap Sustainable Home Solutions Trust 07/22/22 650,439 86.62 563
532
Grupo Bimbo SAB de CV 11/04/21 879,000 104.43 918
860
Hana Bank 01/04/22 874,000 105.38 921
856

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 850,000 97.15 826
750
HGI CRE CLO, Ltd. 05/06/21 2,190,000 100.03 2,191
2,115
HGI CRE CLO, Ltd. 09/17/21 2,486,000 100.00 2,486
2,397
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 103.37 519
473
Hilton USA Trust 11/22/16 600,000 84.64 508
499
Hilton USA Trust 11/22/16 1,240,000 95.83 1,188
1,058
HMH Trust 06/09/17 1,170,000 99.98 1,170
1,078
HOM RE, Ltd. 07/05/22 3,204,000 96.44 3,089
3,082
Home RE Ltd. 08/09/22 3,330,000 102.52 3,413
3,382
Hospitality Mortgage Trust 05/16/19 1,144,696 100.00 1,145
1,084
ICICI Bank, Ltd. 09/06/18 782,000 100.84 789
744
ILFC E-Capital Trust I 08/12/22 100,000 72.01 72
65
ILFC E-Capital Trust II 08/12/22 100,000 73.01 73
68
Infraestuctura Energetica Nova SAB de CV 07/06/22 892,000 91.76 819
768
Intercorp Financial Services, Inc. 03/03/22 938,000 96.49 905
812
International Flavors & Fragrances, Inc. 06/02/22 919,000 92.28 848
805
Intesa Sanpaolo SpA 01/05/18 200,000 99.98 200
199
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
119
Intesa Sanpaolo SpA 06/14/22 200,000 95.77 192
186
Jordan Government International Bond 06/14/22 230,000 93.04 214
212
JPMorgan Mortgage Trust 06/05/20 98,260 103.02 101
90
JPMorgan Mortgage Trust 03/30/21 150,495 102.09 154
133
JPMorgan Mortgage Trust 04/26/21 3,873,837 102.23 3,960
3,509
JPMorgan Mortgage Trust 05/24/21 3,942,338 102.65 4,047
3,527
JPMorgan Mortgage Trust 06/24/21 3,347,618 102.53 3,432
3,001
JPMorgan Mortgage Trust 01/26/22 3,057,281 99.11 3,030
2,627
JPMorgan Mortgage Trust 02/24/22 1,410,274 97.51 1,375
1,208
JPMorgan Mortgage Trust 03/23/22 3,125,307 96.07 3,002
2,688
JPMorgan Mortgage Trust 04/27/22 1,479,049 95.59 1,414
1,315
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
158
KKR Group Finance Co. II LLC 02/20/15 10,000 109.02 11
9
Kookmin Bank 08/05/21 913,000 106.07 968
883
Lamar Funding, Ltd. 07/26/22 200,000 95.65 191
186
LCM XXIII, Ltd. 01/29/20 993,072 100.00 993
972
Lithia Motors, Inc. 06/04/21 50,000 102.77 51
40
Lithia Motors, Inc. 06/07/21 60,000 104.60 63
52
Madison Park Funding XLVIII, Ltd. 01/15/21 1,158,000 100.00 1,158
1,126
Madison Park Funding XVIII, Ltd. 12/01/21 1,922,000 100.00 1,922
1,880
Magallanes, Inc. 03/09/22 640,000 100.00 640
465
Magallanes, Inc. 03/09/22 520,000 100.00 520
389
Magallanes, Inc. 03/09/22 140,000 100.00 140
115
Magnetite Xxxiii, Ltd. 05/23/22 3,892,903 100.00 3,892
3,778
Mars, Inc. 04/09/21 240,000 93.74 225
158
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.36 70
48
MEG Energy Corp. 04/12/21 120,000 104.36 125
122
Meituan 03/03/22 976,000 92.86 906
835
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.91 252
145
Meta Platforms, Inc. 08/04/22 90,000 99.84 90
73
Meta Platforms, Inc. 08/04/22 100,000 99.98 100
88
MF1 LLC 05/13/22 3,993,000 99.02 3,954
3,982
MHC Commercial Mortgage Trust 04/06/21 2,733,000 99.44 2,718
2,630
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 228,000 103.11 235
223
Mondelez International Holdings Netherlands BV 08/09/21 690,000 102.82 709
652
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.40 22
22
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.52 133
133
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.55 1,463
1,196
Nestle Holdings, Inc. 05/05/22 882,000 95.25 840
816
Neuberger Berman CLO XV, Ltd. 08/31/21 2,766,000 100.00 2,766
2,711
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 589,000 100.13 590
577
New York Life Insurance Co. 04/09/21 150,000 107.73 162
111
New York Life Insurance Co. 04/09/21 50,000 120.80 60
39
NextEra Energy Operating Partners, LP 06/15/22 60,000 97.40 58
57
NGPL PipeCo LLC 09/26/19 553,000 126.82 701
559
Nippon Life Insurance Co. 04/09/21 250,000 96.24 241
195
Nissan Motor Acceptance Corp. 04/14/21 640,000 101.27 647
622
Nissan Motor Co., Ltd. 09/10/20 480,000 99.34 477
441
Nordea Bank Abp 04/16/21 913,000 110.38 1,008
817

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Northwestern Mutual Life Insurance Co. (The) 04/09/21 320,000 101.63 325
220
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.98 83
54
NRG Energy, Inc. 04/12/21 390,000 99.96 390
319
NTT Finance Corp. 04/12/21 200,000 99.66 199
158
NTT Finance Corp. 01/05/22 950,000 99.21 943
896
NYACK Park CLO, Ltd. 09/02/21 5,290,000 100.00 5,289
5,062
Oaktown Re III, Ltd. 01/26/21 1,322,178 100.41 1,328
1,312
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,445
Oaktown Re VII, Ltd. 10/15/21 821,000 100.00 821
806
Oaktown Re, Ltd. 09/28/21 1,475,000 101.81 1,502
1,397
OCP SA 06/10/21 200,000 99.43 199
151
Ohio Edison Co. 09/22/22 90,000 99.79 90
89
Oncor Electric Delivery Co. LLC 05/17/22 40,000 99.64 40
37
Oversea-Chinese Banking Corp., Ltd. 01/04/22 646,000 104.48 675
638
Panasonic Corp. 09/13/21 912,000 103.23 941
872
Paraguay Government International Bond 04/09/21 200,000 113.78 228
147
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 94.07 9
9
Petroleos del Peru SA 04/09/21 200,000 106.03 212
120
Preston Ridge Partners Mortgage LLC 12/01/20 415,869 100.00 416
395
Preston Ridge Partners Mortgage LLC 04/28/21 930,893 100.00 931
848
Prodigy Finance Designated Activity Co. 07/12/21 682,289 100.05 683
666
Prosus NV 02/03/21 909,000 100.68 915
506
Provincia de Buenos Aires 08/27/21 371,811 38.49 143
115
Provincia de Cordoba 04/12/21 230,000 66.41 153
145
Provincia de Cordoba 04/12/21 200,000 69.50 139
152
Radnor RE, Ltd. 01/21/20 285,583 100.00 286
285
Radnor RE, Ltd. 06/15/21 358,530 100.49 360
358
Radnor RE, Ltd. 11/05/21 898,131 100.00 898
874
Radnor RE, Ltd. 01/13/22 2,072,000 100.15 2,075
2,028
Reliance Industries, Ltd. 01/05/22 480,000 99.77 479
376
Reliance Industries, Ltd. 01/06/22 863,000 105.34 909
840
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.82 799
616
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
893
Roche Holdings, Inc. 06/02/22 842,000 99.59 839
806
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 130,000 100.00 130
107
Sands China, Ltd. 11/23/21 200,000 100.00 200
181
Santander UK Group Holdings PLC 03/05/19 701,000 101.33 710
664
Saudi Arabian Oil Co. 04/11/22 908,000 94.50 858
817
Schlumberger Holdings Corp. 12/10/15 40,000 99.98 40
39
Sequoia Mortgage Trust 10/21/16 70,856 102.72 73
64
Sequoia Mortgage Trust 05/06/21 2,230,459 102.67 2,290
1,995
SK Hynix, Inc. 10/07/21 952,000 99.81 950
899
Sky, Ltd. 06/18/21 941,000 105.68 994
918
Sociedad Quimica y Minera de Chile SA 09/13/21 270,000 99.19 268
185
Societe Generale SA 12/11/19 700,000 102.57 718
691
Standard Chartered PLC 04/12/21 754,000 124.85 941
633
State Bank of India 10/05/21 883,000 104.08 919
874
SURA Asset Management SA 07/08/21 877,000 104.57 917
853
Suzano Austria GmbH 04/09/21 200,000 129.24 258
182
Taurus CMBS 07/28/21 GBP 477,490 139.09 664
489
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
530
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.47 156
123
Tencent Holdings, Ltd. 04/12/21 891,000 103.47 922
868
Tennessee Gas Pipeline Co. LLC 02/19/20 560,000 96.90 543
458
Tesco PLC 09/03/20 623,000 128.23 799
603
Texas Eastern Transmission, LP 07/06/22 854,000 95.27 814
766
Towd Point Mortgage Funding PLC 06/22/22 GBP 1,978,231 122.65 2,426
2,200
Towd Point Mortgage Trust 08/17/20 1,844,563 101.75 1,877
1,712
TSMC Global, Ltd. 08/04/22 976,000 86.57 845
799
UBS Group AG 01/28/19 460,000 100.22 461
435
UBS Group AG 04/09/21 200,000 124.06 248
162
UBS Group AG 01/04/22 200,000 100.00 200
129
United Airlines, Inc. 04/14/21 30,000 101.26 30
25
United Airlines, Inc. 03/30/22 330,000 98.74 326
295
Valeant Pharmaceuticals International, Inc. 05/13/22 160,000 93.21 149
127
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 779,413 138.64 1,081
870
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.43 207
139
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 400,000 100.25 401
378

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,015,385 102.39 1,040
848
WinWater Mortgage Loan Trust 03/29/17 104,849 102.19 107
98
Woori Bank 04/22/20 734,000 102.58 753
726
Wynn Macau, Ltd. 12/15/20 310,000 103.09 320
206
Wynn Macau, Ltd. 03/23/22 200,000 91.86 184
152
Wynn Macau, Ltd. 09/15/22 200,000 83.74 167
161
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 105.60 222
205
ZF NA Capital, Inc. 06/03/22 820,000 95.45 783 746
208,596
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 102 CAD 12,606 12/22
(85)
Japan 10 Year Government International Bond 4 JPY 593,201 12/22
—
United States 2 Year Treasury Note Futures 1,000 USD 205,392 12/22
(2,320)
United States 5 Year Treasury Note Futures 574 USD 61,709 12/22
(2,163)
United States 10 Year Treasury Note Futures 608 USD 68,134 12/22
(2,303)
United States 10 Year Ultra Treasury Note Futures 905 USD 107,228 12/22
(5,505)
United States Treasury Long Bond Futures 88 USD 11,124 12/22
(822)
United States Treasury Ultra Bond Futures 327 USD 44,799 12/22 (3,558)
Short Positions
Euro- Btp Futures 3 EUR 336 12/22
15
Euro-Bund Futures 207 EUR 28,668 12/22
1,321
Euro- Buxl Futures 15 EUR 2,200 12/22
204
Euro-Schatz Futures 6 EUR 643 12/22
5
Japan 10 Year Government International Bond 14 JPY 2,076,199 12/22
64
Long Gilt Futures 114 GBP 10,990 12/22
1,627
United States 2 Year Treasury Note Futures 213 USD 43,748 12/22
618
United States 5 Year Treasury Note Futures 13 USD 1,398 12/22
24
United States 10 Year Treasury Note Futures 50 USD 5,603 12/22
271
United States Treasury Long Bond Futures 124 USD 15,675 12/22
827
United States Treasury Ultra Bond Futures 21 USD 2,877 12/22 229
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (11,551)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
BNP Paribas USD 1,222 EUR 1,205 10/18/22 (39)
Citigroup USD 100 AUD 145 10/18/22 (7)
Citigroup USD 82 AUD 122 10/25/22 (4)
Citigroup USD 86 AUD 132 10/25/22 (2)
Citigroup USD 1,148 AUD 1,716 10/25/22 (50)
Citigroup USD 896 BRL 4,863 11/03/22 (2)
Citigroup USD 197 CAD 255 10/25/22 (12)
Citigroup USD 347 CAD 446 10/25/22 (24)
Citigroup USD 1,127 CLP 1,077,719 10/25/22 (17)
Citigroup USD 96 EUR 98 10/25/22 —
Citigroup USD 207 EUR 214 10/25/22 3

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
Citigroup USD 540 EUR 527 10/25/22 (23)
Citigroup USD 807 EUR 790 10/25/22 (32)
Citigroup USD 977 EUR 975 10/25/22 (20)
Citigroup USD 1,200 EUR 1,198 10/25/22 (25)
Citigroup USD 1,257 EUR 1,234 10/25/22 (45)
Citigroup USD 97 GBP 88 10/25/22 1
Citigroup USD 346 GBP 285 10/25/22 (27)
Citigroup USD 395 GBP 367 10/25/22 15
Citigroup USD 6 INR 488 10/25/22 —
Citigroup USD 28 INR 2,206 10/25/22 (1)
Citigroup USD 108 INR 8,672 10/25/22 (2)
Citigroup USD 271 INR 21,651 10/25/22 (6)
Citigroup USD 378 INR 30,196 10/25/22 (8)
Citigroup USD 406 INR 32,470 10/25/22 (9)
Citigroup USD 9 JPY 1,370 10/07/22 —
Citigroup USD 3,497 JPY 505,428 10/07/22 (4)
Citigroup USD 96 JPY 13,667 10/25/22 (1)
Citigroup USD 1,800 JPY 259,338 10/25/22 (5)
Citigroup USD 116 MXN 2,348 10/25/22 —
Citigroup USD 217 MXN 4,377 10/25/22 (1)
Citigroup USD 8 NZD 13 10/07/22 —
Citigroup USD 79 NZD 140 10/07/22 (1)
Citigroup USD 3,677 NZD 6,004 10/07/22 (317)
Citigroup USD 67 NZD 109 10/25/22 (6)
Citigroup USD 813 THB 29,665 10/25/22 (26)
Citigroup USD 113 ZAR 1,965 10/25/22 (4)
Citigroup USD 157 ZAR 2,738 10/25/22 (6)
Citigroup USD 172 ZAR 3,004 10/25/22 (7)
Citigroup USD 193 ZAR 3,350 10/25/22 (8)
Citigroup USD 575 ZAR 10,008 10/25/22 (23)
Citigroup USD 1,200 ZAR 21,370 10/25/22 (22)
Citigroup AUD 122 USD 80 10/25/22 2
Citigroup AUD 1,848 USD 1,290 10/25/22 108
Citigroup BRL 162 USD 30 11/03/22 —
Citigroup BRL 1,038 USD 199 11/03/22 8
Citigroup BRL 4,795 USD 856 11/03/22 (27)
Citigroup CAD 701 USD 536 10/25/22 29
Citigroup CLP 95,233 USD 89 10/25/22 (9)
Citigroup CLP 120,716 USD 121 10/25/22 (3)
Citigroup CLP 120,837 USD 121 10/25/22 (3)
Citigroup CLP 125,791 USD 126 10/25/22 (4)
Citigroup CLP 134,109 USD 127 10/25/22 (11)
Citigroup CLP 134,751 USD 127 10/25/22 (12)
Citigroup CLP 167,345 USD 168 10/25/22 (4)
Citigroup CLP 203,814 USD 191 10/25/22 (19)
Citigroup CZK 1,654 EUR 66 10/25/22 (3)
Citigroup CZK 27,239 EUR 1,074 10/25/22 (58)
Citigroup EUR 189 CZK 4,661 10/25/22 —
Citigroup EUR 15 HUF 5,990 10/25/22 (1)
Citigroup EUR 15 HUF 5,995 10/25/22 (1)
Citigroup EUR 15 HUF 5,999 10/25/22 (1)
Citigroup EUR 29 HUF 11,980 10/25/22 (3)
Citigroup EUR 35 HUF 14,344 10/25/22 (3)
Citigroup EUR 44 HUF 17,976 10/25/22 (4)
Citigroup EUR 59 HUF 23,726 10/25/22 (6)
Citigroup EUR 59 HUF 24,110 10/25/22 (5)
Citigroup EUR 88 HUF 36,121 10/25/22 (7)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
Citigroup EUR 114 HUF 46,390 10/25/22 (9)
Citigroup EUR 142 HUF 57,986 10/25/22 (12)
Citigroup EUR 143 HUF 58,821 10/25/22 (10)
Citigroup EUR 147 HUF 60,507 10/25/22 (10)
Citigroup EUR 105 NOK 1,070 10/25/22 (9)
Citigroup EUR 168 NOK 1,726 10/25/22 (14)
Citigroup EUR 547 NOK 5,667 10/25/22 (33)
Citigroup EUR 627 NOK 6,422 10/25/22 (51)
Citigroup EUR 95 PLN 458 10/25/22 (2)
Citigroup EUR 158 PLN 766 10/25/22 (2)
Citigroup EUR 367 PLN 1,777 10/25/22 (6)
Citigroup EUR 50 USD 51 10/25/22 1
Citigroup EUR 110 USD 110 10/25/22 2
Citigroup EUR 200 USD 205 10/25/22 9
Citigroup EUR 257 USD 265 10/25/22 13
Citigroup EUR 325 USD 333 10/25/22 15
Citigroup EUR 329 USD 337 10/25/22 15
Citigroup EUR 329 USD 331 10/25/22 8
Citigroup EUR 356 USD 363 10/25/22 14
Citigroup EUR 370 USD 369 10/25/22 6
Citigroup EUR 2,502 USD 2,511 10/25/22 55
Citigroup EUR 8,150 USD 8,050 10/25/22 51
Citigroup EUR 17,443 USD 17,679 10/25/22 561
Citigroup GBP 66 EUR 75 10/25/22 (1)
Citigroup GBP 113 EUR 130 10/25/22 4
Citigroup GBP 447 EUR 507 10/25/22 (3)
Citigroup GBP 767 EUR 872 10/25/22 (3)
Citigroup GBP 1,168 EUR 1,374 10/25/22 87
Citigroup GBP 53 USD 57 10/07/22 (2)
Citigroup GBP 1,572 USD 1,820 10/07/22 65
Citigroup GBP 4,847 USD 5,348 10/07/22 (64)
Citigroup GBP 78 USD 93 10/25/22 6
Citigroup GBP 300 USD 356 10/25/22 21
Citigroup IDR 964,994 USD 64 10/18/22 1
Citigroup IDR 1,204,770 USD 80 10/18/22 1
Citigroup INR 32,035 USD 401 10/25/22 9
Citigroup INR 63,911 USD 799 10/25/22 17
Citigroup JPY 254,476 USD 1,822 10/07/22 63
Citigroup JPY 15,259 USD 107 10/25/22 1
Citigroup JPY 222,750 USD 1,572 10/25/22 30
Citigroup JPY 244,078 USD 1,700 10/25/22 10
Citigroup JPY 3,714,456 USD 27,023 10/25/22 1,309
Citigroup MXN 3,269 USD 162 10/25/22 —
Citigroup MXN 12,764 USD 621 10/25/22 (10)
Citigroup MXN 116,587 USD 5,529 10/25/22 (238)
Citigroup NOK 5,993 EUR 600 10/25/22 77
Citigroup NZD 109 USD 67 10/25/22 7
Citigroup PLN 79 EUR 16 10/25/22 —
Citigroup PLN 253 EUR 52 10/25/22 1
Citigroup PLN 280 EUR 58 10/25/22 2
Citigroup PLN 486 EUR 101 10/25/22 3
Citigroup PLN 642 EUR 133 10/25/22 4
Citigroup PLN 1,048 EUR 218 10/25/22 7
Citigroup PLN 2,875 EUR 584 10/25/22 (10)
Citigroup THB 29,784 USD 810 10/25/22 20
Citigroup ZAR 1,598 USD 96 10/25/22 8
Citigroup ZAR 2,396 USD 134 10/25/22 2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
Citigroup ZAR 5,189 USD 287 10/25/22 —
Citigroup ZAR 6,590 USD 364 10/25/22 —
Citigroup ZAR 7,585 USD 420 10/25/22 2
Citigroup ZAR 10,165 USD 560 10/25/22 (1)
Citigroup ZAR 12,699 USD 700 10/25/22 (1)
Citigroup ZAR 37,986 USD 2,192 10/25/22 97
Goldman Sachs USD 206 BRL 1,155 10/18/22 7
Goldman Sachs EUR 49 USD 48 10/18/22 1
JPMorgan Chase USD 90 IDR 1,362,430 10/18/22 (1)
JPMorgan Chase IDR 1,362,430 USD 89 01/18/23 1
Morgan Stanley USD 307 MXN 6,438 10/18/22 12
Morgan Stanley EUR 2,126 USD 2,097 10/26/22 10
Morgan Stanley GBP 72 USD 80 10/26/22 —
Morgan Stanley GBP 92 USD 107 10/26/22 4
State Street USD 9 CAD 13 10/07/22 —
State Street USD 12 CAD 17 10/07/22 —
State Street USD 1,770 EUR 1,812 10/07/22 6
State Street USD 49 SEK 551 10/07/22 1
State Street USD 7,323 SEK 78,566 10/07/22 (243)
State Street BRL 4,863 USD 904 10/03/22 2
State Street CAD 4,816 USD 3,669 10/07/22 183
State Street GBP 4 USD 5 10/03/22 —
State Street GBP 12,677 USD 14,577 10/26/22 415
State Street SEK 153 USD 14 10/07/22 —
UBS USD 74 CHF 73 10/07/22 —
UBS USD 291 CHF 288 10/07/22 1
UBS CHF 10,713 USD 10,949 10/07/22 88
UBS GBP 200 USD 225 10/26/22 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,798
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup GBP 5,300 2.843%
(4)
SONIA
(4)
10/25/24
— (292) (292)
Citigroup GBP 6,500 2.743%
(4)
SONIA
(4)
10/25/24
— (371) (371)
Citigroup GBP 6,500 2.755%
(4)
SONIA
(4)
10/25/24
— (370) (370)
Citigroup NZD 9,900 3.945%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/25/24
— (87) (87)
Citigroup GBP 15,000 2.650%
(4)
SONIA
(4)
10/25/24
— (886) (886)
Citigroup ZAR 50,000 3 Month JIBAR
(2)
7.740%
(2)
10/25/24
— 23 23
Citigroup BRL 1,472
Brazil Interbank
Deposit Rate
(5)
11.675%
(5)
01/04/27
— (1) (1)
Citigroup BRL 2,743 11.680%
(5)
Brazil Interbank
Deposit Rate
(5)
01/04/27
— 1 1
Citigroup BRL 3,072
Brazil Interbank
Deposit Rate
(5)
12.779%
(5)
01/04/27
— (18) (18)
Citigroup BRL 5,241
Brazil Interbank
Deposit Rate
(5)
12.800%
(5)
01/04/27
— (32) (32)
Citigroup EUR 2,400 6 Month EURIBOR
(3)
1.623%
(4)
10/25/27
— 148 148
Citigroup KRW 436,179 3.621%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
10/25/27
— (7) (7)
Citigroup KRW 583,860 3.559%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
10/25/27
— (10) (10)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup KRW 779,961 3.626%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
10/25/27
— (12) (12)
Citigroup EUR 11,220 1.880%
(4)
6 Month EURIBOR
(3)
10/25/32 — (1,142) (1,142)
Total Open Interest Rate Swap Contracts (å) — (3,056) (3,056)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 2,465 (5.000%)
(2)
06/20/27
10 48 58
CDX NA High Yield Index Goldman Sachs USD 13,266 (5.000%)
(2)
06/20/27
173 140 313
CDX NA Investment Grade Index Bank of America USD 5,040 (1.000%)
(2)
06/20/27 (33) 32 (1)
Total Open Credit Indices - Purchase Protection Contracts 150 220 370
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs USD 8,900 5.000%
(2)
12/20/27 (422) 49 (373)
Total Open Credit Indices - Sell Protection Contracts (422) 49 (373)
Total Open Credit Default Swap Contracts (å) (272) 269 (3)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 19,689 $ —
$ —
$ 19,689
Corporate Bonds and Notes — 166,050 2,468
—
168,518
International Debt — 163,807 —
—
163,807
Loan Agreements — 1,623 —
—
1,623
Mortgage-Backed Securities — 121,445 —
—
121,445
Municipal Bonds — 484 —
—
484
Non-US Bonds — 49,010 —
—
49,010
United States Government Treasuries — 180,748 —
—
180,748
Common Stocks — — —
—
—

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Preferred Stocks 192 — — — 192
Short-Term Investments — 53,670 — 61,870 115,540
Total Investments
192 756,526 2,468 61,870 821,056
Other Financial Instruments
Assets
Futures Contracts 5,205 — — — 5,205
Foreign Currency Exchange Contracts 3 3,500 — — 3,503
Interest Rate Swap Contracts — 172 — — 172
Credit Default Swap Contracts — 371 — — 371
Liabilities
Futures Contracts (16,756) — — — (16,756)
Foreign Currency Exchange Contracts — (1,705) — — (1,705)
Interest Rate Swap Contracts — (3,228) — — (3,228)
Credit Default Swap Contracts — (374) — — (374)
Total Other Financial Instruments
*
$ (11,548) $ (1,264) $ — $ — $ (12,812)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,474
Argentina ............................................................................................
530
Australia .............................................................................................
2,134
Austria ................................................................................................
971
Belgium ..............................................................................................
2,968
Bermuda .............................................................................................
30,314
Brazil ..................................................................................................
2,077
Canada ................................................................................................
13,179
Cayman Islands ..................................................................................
40,856
Chile ...................................................................................................
1,852
China ..................................................................................................
2,533
Colombia ............................................................................................
2,132
Denmark .............................................................................................
3,005

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Egypt ..................................................................................................
3,563
Finland ...............................................................................................
817
France .................................................................................................
8,866
Germany .............................................................................................
4,871
Hong Kong .........................................................................................
145
India ...................................................................................................
4,170
Indonesia ............................................................................................
463
Ireland ................................................................................................
3,299
Israel ...................................................................................................
23
Italy ....................................................................................................
2,023
Japan ..................................................................................................
31,500
Jordan .................................................................................................
212
Kazakhstan .........................................................................................
158
Luxembourg .......................................................................................
4,873
Macao .................................................................................................
2,088
Mexico ...............................................................................................
13,369
Morocco .............................................................................................
151
Netherlands ........................................................................................
3,858
Nigeria ................................................................................................
733
Norway ...............................................................................................
875
Oman ..................................................................................................
647
Panama ...............................................................................................
183
Paraguay .............................................................................................
147
Peru ....................................................................................................
4,374
Romania .............................................................................................
4,291
Saudi Arabia .......................................................................................
817
Singapore ...........................................................................................
827
South Africa .......................................................................................
3,274
South Korea .......................................................................................
3,364
Spain ..................................................................................................
642
Switzerland ........................................................................................
4,363
Taiwan ................................................................................................
799
Togo ...................................................................................................
737
Tunisia ................................................................................................
454
United Arab Emirates .........................................................................
201
United Kingdom .................................................................................
23,569
United States ......................................................................................
579,840
Zambia ...............................................................................................
445
Total Investments ............................................................................... 821,056

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.0%
Australia - 3.5%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 674,784 4,885
Dexus Property Group(ö) 1,214,997 6,025
Goodman Group(ö) 216,066 2,159
GPT Group (The)(ö) 832,175 2,020
Ingenia Communities Group(Æ) 482,162 1,150
Mirvac Group(ö) 3,431,863 4,239
Scentre Group(ö) 3,036,485 4,888
Shopping Centres Australasia Property
Group(ö) 1,348,441 2,025
27,391
Belgium - 0.6%
Aedifica SA(ö) 45,061 3,458
VGP NV 12,647 1,195
4,653
Canada - 2.1%
Allied Properties Real Estate
Investment Trust(ö) 185,376 3,672
Canadian Apartment Properties(ö) 115,495 3,520
Granite Real Estate Investment Trust(ö) 56,898 2,746
RioCan Real Estate Investment Trust(ö) 324,433 4,373
Tricon Residential, Inc. 251,773 2,178
16,489
China - 0.2%
ESR Cayman, Ltd.(Þ) 739,659 1,866
France - 1.4%
ARGAN SA(ö) 22,647 1,757
Covivio (ö) 21,639 1,035
Icade SA(ö) 47,051 1,742
Klepierre SA - GDR(ö) 386,160 6,666
11,200
Germany - 1.9%
Vonovia SE 677,346 14,742
Guernsey - 0.2%
Sirius Real Estate, Ltd. 1,461,883 1,153
Hong Kong - 5.0%
CK Asset Holdings, Ltd. 1,248,908 7,494
Hang Lung Properties, Ltd. - ADR 611,000 997
Hongkong Land Holdings, Ltd. 139,882 614
Link Real Estate Investment Trust(ö) 1,822,343 12,720
Sun Hung Kai Properties, Ltd. 1,145,052 12,590
Wharf Real Estate Investment Co., Ltd. 989,247 4,467
38,882
Japan - 10.1%
Activia Properties, Inc.(ö) 1,553 4,542
Daiwa House REIT Investment Corp.(ö) 1,598 3,317
Global One Real Estate Investment
Corp.(ö) 3,136 2,378
GLP J-REIT(ö) 3,713 4,099
Hulic REIT, Inc.(ö) 2,397 2,743
Industrial & Infrastructure Fund
Investment Corp.(ö) 2,614 2,957
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Retail Fund Investment Corp.(ö) 6,290 4,732
Keihanshin Building Co., Ltd. 197,600 1,672
Kenedix Office Investment Corp. Class
A(ö) 391 1,844
Kenedix Retail REIT Corp.(ö) 1,782 3,295
LaSalle Logiport REIT(ö) 1,623 1,812
Mitsubishi Estate Co., Ltd. 548,092 7,191
Mitsui Fudosan Co., Ltd. 608,911 11,608
MORI Trust Hotel REIT, Inc.(ö) 3,358 3,085
MORI Trust Sogo REIT, Inc.(ö) 2,928 2,787
Nippon Building Fund, Inc.(ö) 593 2,607
Nippon Prologis REIT, Inc.(Æ)(ö) 295 643
Nomura Real Estate Holdings, Inc. 117,892 2,673
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 2,901 3,208
Orix JREIT, Inc.(ö) 2,268 2,892
Sekisui House REIT, Inc.(ö) 3,503 1,961
TOC Co., Ltd. 83,500 404
Tokyo Tatemono Co., Ltd. 165,900 2,363
Tokyu Fudosan Holdings Corp. 506,559 2,642
United Urban Investment Corp.(ö) 1,825 1,886
79,341
Macao - 0.3%
Sands China, Ltd.(Æ) 864,000 2,139
Netherlands - 0.5%
CTP NV(Þ) 121,000 1,250
Eurocommercial Properties(ö) 51,607 1,019
Unibail - Rodamco -Westfield(Æ)(ö) 42,735 1,753
4,022
Singapore - 3.4%
Ascendas Real Estate Investment
Trust(Æ)(ö) 1,012,700 1,888
Capitaland Investment, Ltd. 2,701,300 6,507
CapitaLand Mall Trust Class A(ö) 3,323,898 4,419
City Developments, Ltd. 126,467 667
Daiwa House Logistics Trust(Æ) 304,300 127
Frasers Logistics & Commercial
Trust(ö) 6,739,500 5,782
Keppel REIT(Æ)(ö) 2,887,710 1,980
Mapletree Commercial Trust(Æ)(ö) 1,911,700 2,283
Parkway Life Real Estate Investment
Trust(Æ)(ö) 995,555 2,935
26,588
Spain - 0.9%
Arima Real Estate Socimi SA(Æ)(ö) 117,213 891
Cellnex Telecom SA(Þ) 120,917 3,728
Inmobiliaria Colonial Socimi SA(ö) 231,488 1,115
Merlin Properties Socimi SA(ö) 203,297 1,562
7,296
Sweden - 1.3%
Castellum AB 217,600 2,410
Catena AB 65,804 1,942
Fabege AB 302,074 2,038
Fastighets AB Balder(Æ) 601,811 2,379

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wihlborgs Fastigheter AB 251,167 1,520
10,289
Switzerland - 0.3%
PSP Swiss Property AG 20,099 2,013
United Kingdom - 4.5%
Assura PLC(ö) 2,341,586 1,400
Big Yellow Group PLC(ö) 207,524 2,444
British Land Co. PLC (The)(ö) 1,313,325 5,067
Derwent London PLC(ö) 61,447 1,374
Grainger PLC 1,337,198 3,421
Life Science REIT PLC(ö) 552,397 444
LondonMetric Property PLC(ö) 459,442 893
LXI REIT PLC(ö) 1,430,020 1,975
PRS REIT PLC (The)(ö) 832,870 873
Safestore Holdings PLC(ö) 288,467 2,698
Segro PLC(ö) 1,207,249 10,115
Tritax EuroBox PLC(Þ) 1,089,673 769
UNITE Group PLC (The)(ö) 374,856 3,555
Workspace Group PLC(ö) 97,869 430
35,458
United States - 60.8%
Agree Realty Corp.(ö) 165,168 11,162
American Homes 4 Rent Class A(ö) 307,165 10,078
American Tower Corp.(ö) 6,802 1,460
Americold Realty Trust, Inc.(ö) 249,400 6,135
Apartment Income REIT Corp.(ö) 231,386 8,936
Apple Hospitality REIT, Inc.(ö) 22,044 310
AvalonBay Communities, Inc.(ö) 102,159 18,817
Boston Properties, Inc.(ö) 131,926 9,890
Boyd Gaming Corp. 39,045 1,860
Brixmor Property Group, Inc.(ö) 128,951 2,382
Camden Property Trust(ö) 65,664 7,844
Digital Realty Trust, Inc.(ö) 157,290 15,600
Duke Realty Corp.(ö) 369,133 17,792
EastGroup Properties, Inc.(ö) 48,251 6,965
Equinix , Inc.(Æ)(ö) 51,138 29,089
Equity LifeStyle Properties, Inc. Class
A(ö) 127,199 7,993
Essential Properties Realty Trust, Inc.
(ö) 122,941 2,391
Essex Property Trust, Inc.(ö) 24,122 5,843
Extra Space Storage, Inc.(ö) 52,973 9,149
First Industrial Realty Trust, Inc.(ö) 103,889 4,655
Healthcare Realty Trust, Inc.(ö) 344,751 7,188
Healthpeak Properties, Inc.(ö) 418,151 9,584
Highwoods Properties, Inc.(ö) 119,364 3,218
Host Hotels & Resorts, Inc.(ö) 323,539 5,138
Independence Realty Trust, Inc.(ö) 55,389 927
Invitation Homes, Inc.(ö) 455,578 15,385
Iron Mountain, Inc.(ö) 116,425 5,119
Jones Lang LaSalle, Inc.(Æ) 20,070 3,032
Kimco Realty Corp.(ö) 751,652 13,838
Kite Realty Group Trust(ö) 381,835 6,575
Life Storage, Inc.(Æ)(ö) 81,885 9,070
Mid-America Apartment Communities,
Inc.(ö) 111,661 17,315
NetSTREIT Corp.(ö) 9,009 160
Prologis, Inc.(ö) 417,926 42,462
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Storage(ö) 121,096 35,458
Realty Income Corp.(ö) 467,702 27,220
Ryman Hospitality Properties, Inc.(ö) 82,316 6,058
Sabra Health Care REIT, Inc.(ö) 415,433 5,450
SBA Communications Corp.(ö) 8,979 2,556
Simon Property Group, Inc.(ö) 174,253 15,639
Spirit Realty Capital, Inc.(ö) 78,779 2,849
STORE Capital Corp.(ö) 92,853 2,909
Sun Communities, Inc.(ö) 56,728 7,677
UDR, Inc.(ö) 254,057 10,597
Ventas, Inc.(ö) 233,726 9,389
VICI Properties, Inc.(ö) 369,026 11,015
Welltower , Inc.(ö) 217,518 13,991
WP Carey, Inc.(ö) 119,536 8,344
476,514
Total Common Stocks
(cost $805,160) 760,036
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 20,174,746 (∞) 20,169
Total Short-Term Investments
(cost $20,168) 20,169
Total Investments - 99.6%
(identified cost $825,328) 780,205
Other Assets and Liabilities,
Net - 0.4%
3,310
Net Assets - 100.0%
783,515

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Cellnex Telecom SA 03/25/22 EUR 120,917 43.06 5,207
3,728
CTP NV 04/06/21 EUR 121,000 19.21 2,323
1,250
ESR Cayman, Ltd. 02/21/22 HKD 739,659 3.05 2,255
1,866
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 769
7,613
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 414 USD 13,153 12/22
(2,102)
FTSE/EPRA Europe Index Futures 311 EUR 4,514 12/22
(645)
Hang Seng Index Futures 12 HKD 10,326 10/22
(49)
MSCI Singapore Index Futures 39 SGD 1,095 10/22
(4)
S&P/TSX 60 Index Futures 4 CAD 893 12/22
(46)
SPI 200 Index Futures 8 AUD 1,293 12/22
(67)
TOPIX Index Futures 20 JPY 367,199 12/22 (102)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,015)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
Bank of America USD 351 EUR 360 12/21/22 4
Bank of America EUR 4 USD 4 10/03/22 —
Bank of America EUR 266 USD 262 12/21/22 —
Bank of America EUR 334 USD 337 12/21/22 7
Bank of America HKD 1,649 USD 210 12/21/22 —
Bank of America JPY 5,797 USD 40 10/03/22 —
Bank of America SGD 39 USD 27 10/03/22 —
Bank of America SGD 67 USD 47 10/04/22 —
HSBC USD 267 AUD 396 12/21/22 (13)
HSBC USD 189 CAD 249 12/21/22 (9)
HSBC USD 1,518 EUR 1,509 12/21/22 (31)
HSBC USD 508 HKD 3,982 12/21/22 —
HSBC USD 915 JPY 129,335 12/21/22 (13)
HSBC USD 281 SGD 394 12/21/22 (6)
JPMorgan Chase USD 268 AUD 396 12/21/22 (14)
JPMorgan Chase USD 189 CAD 249 12/21/22 (9)
JPMorgan Chase USD 1,518 EUR 1,509 12/21/22 (31)
JPMorgan Chase USD 508 HKD 3,982 12/21/22 —
JPMorgan Chase USD 916 JPY 129,335 12/21/22 (14)
JPMorgan Chase USD 281 SGD 394 12/21/22 (6)
Royal Bank of Canada USD 267 AUD 396 12/21/22 (14)
Royal Bank of Canada USD 189 CAD 249 12/21/22 (9)
Royal Bank of Canada USD 1,519 EUR 1,509 12/21/22 (30)
Royal Bank of Canada USD 508 HKD 3,982 12/21/22 —
Royal Bank of Canada USD 915 JPY 129,335 12/21/22 (14)
Royal Bank of Canada USD 281 SGD 394 12/21/22 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (208)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 27,391 $ —
$ —
$ 27,391
Belgium — 4,653 —
—
4,653
Canada 16,489 — —
—
16,489
China — 1,866 —
—
1,866
France — 11,200 —
—
11,200
Germany — 14,742 —
—
14,742
Guernsey — 1,153 —
—
1,153
Hong Kong — 38,882 —
—
38,882
Japan — 79,341 —
—
79,341
Macao — 2,139 —
—
2,139
Netherlands — 4,022 —
—
4,022
Singapore — 26,588 —
—
26,588
Spain — 7,296 —
—
7,296
Sweden — 10,289 —
—
10,289
Switzerland — 2,013 —
—
2,013
United Kingdom — 35,458 —
—
35,458
United States 476,514 — —
—
476,514
Short-Term Investments — — — 20,169 20,169
Total Investments 493,003 267,033 — 20,169 780,205
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 11 — — 11
Liabilities
Futures Contracts (3,015) — — — (3,015)
Foreign Currency Exchange Contracts — (219) — — (219)
Total Other Financial Instruments
*
$ (3,015) $ (208) $ — $ — $ (3,223)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2022, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2022, were less than 1% of net assets.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
29,089
Diversified ..........................................................................................
210,771
Healthcare ..........................................................................................
53,395
Industrial ............................................................................................
88,845
Lodging/Resorts .................................................................................
17,118
Manufactured Homes .........................................................................
15,670
Office ..................................................................................................
42,911
Regional Malls ...................................................................................
22,305
Residential ..........................................................................................
153,815
Self Storage ........................................................................................
63,938
Shopping Centers ...............................................................................
62,179
Short-Term Investments .....................................................................
20,169
Total Investments ............................................................................... 780,205

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2022 (Unaudited)
72 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2022
(Unaudited)
Notes to Schedules of Investments 73
Foreign Currency Abbreviations:
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Rague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2022 (Unaudited)
74 Notes to Quarterly Report
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10%
of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report)
refers to the nine months ended September 30, 2022.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund's investments that do not have readily available market quotations, the
Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
Notes to Quarterly Report 75
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
76 Notes to Quarterly Report
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers into or out of Level 3 for the period ended September 30, 2022.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which inputs became observable. The amount transferred was $509,232 for the period ended September 30, 2022.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
Notes to Quarterly Report 77
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
78 Notes to Quarterly Report
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. The rule requires that the Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, unfunded commitments and other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.
The financial derivative instruments outstanding as of period end on the Schedules of Investments serves as an indicator of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended September 30, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
As of September 30, 2022, the Funds had no cash collateral balances in connection with FX contracts purchased or sold.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
Notes to Quarterly Report 79
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swaps.
For the period ended September 30, 2022, the Strategic Bond Fund purchased or sold options primarily for return enhancement and hedging.
As of September 30, 2022, the Funds had no cash collateral balances in connection with options contracts purchased or sold.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
As of September 30, 2022, the Funds had cash collateral balances in connection with futures contracts purchased or sold as follows:
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

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Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
80 Notes to Quarterly Report
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-
party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as
LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of September 30, 2022, the Funds had cash collateral balances in connection with swap contracts purchased or sold as follows:
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
Cash Collateral for Futures Due to Broker
U.S. Strategic Equity Fund $ 2,715,969 $ —
U.S. Small Cap Equity Fund 1,749,308 —
International Developed Markets Fund 4,112,236 —
Strategic Bond Fund 25,642,924 70,073
Global Real Estate Securities Fund 5,449,498 —
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 6,000,000 $ 5,900,969

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
Notes to Quarterly Report 81
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2022, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund

Russell Investment Funds
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82 Notes to Quarterly Report
had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended September 30, 2022, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
The Strategic Bond Fund may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended September 30, 2022, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended September 30, 2022, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended September 30, 2022, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable

Russell Investment Funds
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Notes to Quarterly Report 83
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. There were no unfunded loan commitments as of September 30, 2022.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to

Russell Investment Funds
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84 Notes to Quarterly Report
purchase other securities or for any other permissible Fund purpose. Each of the U.S. Strategic Equity Fund and U.S. Small Cap
Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of September 30, 2022, the market value of securities on loan through the reciprocal lending program for the U.S. Small Cap
Equity Fund was $5,005,993.
As of September 30, 2022, the U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund held $27,276,483 and $7,369,602, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of September 30, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash
Collateral Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent

Russell Investment Funds
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Notes to Quarterly Report 85
to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are

Russell Investment Funds
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86 Notes to Quarterly Report
paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by the Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
Notes to Quarterly Report 87
life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of September 30, 2022, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
88 Notes to Quarterly Report
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicated that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with
U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i)
existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the
Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2022 (Unaudited)
Notes to Quarterly Report 89
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
Russell Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell
Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
4. Federal Income Taxes
As of September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedule of Investments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 422,420,488 $ 210,778,223 $ 337,113,862
Unrealized Appreciation
$ 39,508,927 $ 41,838,354 $ 6,071,667
Unrealized Depreciation
(21,660,088) (57,062,618) (75,260,753)
Net Unrealized Appreciation (Depreciation)
$ 17,848,839 $ (15,224,264) $ (69,189,086)
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 930,429,163 $ 856,250,477
Unrealized Appreciation
$ 2,302,383 $ 99,401,278
Unrealized Depreciation
(124,487,972) (178,669,082)
Net Unrealized Appreciation (Depreciation)
$ (122,185,589) $ (79,267,804)

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495